UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (21.0%)
*	Amazon.com, Inc.	45,965	38,487
	CBS Corp. - Class B	212,341	11,624
*	Charter Communications, Inc.	44,797	12,094
	Comcast Corp. - Class A	293,205	19,451
	Delphi Automotive PLC	109,957	7,842
	Hanesbrands, Inc.	476,575	12,033
	The Home Depot, Inc.	163,576	21,049
	The Interpublic Group of Cos., Inc.	193,654	4,328
*	The Priceline Group, Inc.	11,277	16,594
*	Tesla Motors, Inc.	33,111	6,756
	The TJX Cos., Inc.	210,324	15,728
*	Ulta Salon, Cosmetics & Fragrance, Inc.	52,235	12,431

	Total		178,417

	Consumer Staples (10.0%)
	The Coca-Cola Co.	513,017	21,711
	ConAgra Foods, Inc.	200,634	9,452
	Costco Wholesale Corp.	102,692	15,661
	The Estee Lauder Cos., Inc. - Class A	150,199	13,302
	Kellogg Co.	124,929	9,678
	Molson Coors Brewing Co. - Class B	138,345	15,190

	Total		84,994

	Energy (1.9%)
	Pioneer Natural Resources Co.	39,042	7,248
	Schlumberger, Ltd.	60,646	4,769
	Superior Energy Services, Inc.	233,350	4,177

	Total		16,194

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials (5.4%)
	BlackRock, Inc.	34,764	12,600
	Intercontinental Exchange, Inc.	52,601	14,169
	The Progressive Corp.	308,186	9,708
	Synchrony Financial	342,878	9,601

	Total		46,078

	Health Care (17.8%)
*	Allergan PLC	45,983	10,590
*	BioMarin Pharmaceutical, Inc.	124,351	11,505
*	Boston Scientific Corp.	456,489	10,864
	Cardinal Health, Inc.	120,209	9,340
*	Celgene Corp.	152,880	15,981
*	Centene Corp.	165,128	11,057
	Danaher Corp.	156,392	12,260
	DENTSPLY SIRONA, Inc.	158,182	9,401
	Eli Lilly and Co.	174,316	13,991
	Medtronic PLC	116,131	10,034
*	Neurocrine Biosciences, Inc.	78,637	3,982
*	Tesaro, Inc.	42,128	4,223
	UnitedHealth Group, Inc.	125,930	17,630
*	Vertex Pharmaceuticals, Inc.	120,733	10,529

	Total		151,387

	Industrials (8.8%)
	Fortive Corp.	126,835	6,456
	Honeywell International, Inc.	182,417	21,268
	Raytheon Co.	105,354	14,342
	Union Pacific Corp.	225,069	21,951
	United Technologies Corp.	103,340	10,499

	Total		74,516

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (29.2%)
*	Alphabet, Inc. - Class A	26,596	21,385
*	Alphabet, Inc. - Class C	37,178	28,898
	Broadcom, Ltd.	108,197	18,666
	Cisco Systems, Inc.	418,984	13,290
*	Citrix Systems, Inc.	144,062	12,277
*	Facebook, Inc. - Class A	291,636	37,408
	Intuit, Inc.	111,250	12,239
	Oracle Corp.	480,319	18,867
	Paychex, Inc.	209,650	12,132
*	salesforce.com, Inc.	191,130	13,633
*	Splunk, Inc.	78,090	4,582
*	Teradata Corp.	146,077	4,528
	Texas Instruments, Inc.	275,044	19,303
	Visa, Inc. - Class A	318,522	26,342
*	Workday, Inc. - Class A	57,595	5,281

	Total		248,831

	Materials (3.4%)
	The Dow Chemical Co.	212,309	11,004
	The Sherwin-Williams Co.	35,878	9,926
	Vulcan Materials Co.	72,080	8,198

	Total		29,128

	Total Common Stocks
	(Cost: $686,544)		829,545

	Total Investments (97.5%)
	(Cost: $686,544)(a)		829,545

	Other Assets, Less
	Liabilities (2.5%)		21,417

	Net Assets (100.0%)		850,962

*	Non-Income Producing

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $686,544 and the net unrealized appreciation of investments based on that cost was $143,000 which is comprised of $159,611 aggregate gross unrealized appreciation and $16,611 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$829,545	$-	$-
Total Assets:	$829,545	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.9%)
*	Amazon.com, Inc.	71,406	59,789
	Yum! Brands, Inc.	227,602	20,668

	Total		80,457

	Consumer Staples (14.7%)
	The Coca-Cola Co.	613,702	25,972
	Danone SA, ADR	1,949,274	28,947
*	Monster Beverage Corp.	221,700	32,548
	The Procter & Gamble Co.	307,981	27,641
	SABMiller PLC, ADR	85,506	4,967

	Total		120,075

	Energy (2.4%)
	Schlumberger, Ltd.	250,989	19,738

	Total		19,738

	Financials (5.8%)
	American Express Co.	154,119	9,870
	FactSet Research Systems, Inc.	90,286	14,635
	Greenhill & Co., Inc.	45,177	1,065
	SEI Investments Co.	469,436	21,411

	Total		46,981

	Health Care (15.6%)
	Amgen, Inc.	102,764	17,142
*	Cerner Corp.	339,147	20,942
	Merck & Co., Inc.	177,893	11,102
	Novartis AG, ADR	217,584	17,181
	Novo Nordisk A/S, ADR	563,732	23,446
*	Regeneron Pharmaceuticals, Inc.	42,031	16,897

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Varian Medical Systems, Inc.	201,912	20,096

	Total		126,806

	Industrials (7.2%)
	Deere & Co.	172,857	14,754
	Expeditors International of Washington, Inc.	452,391	23,307
	United Parcel Service, Inc. - Class B	193,116	21,119

	Total		59,180

	Information Technology (42.8%)
*	Alibaba Group Holding, Ltd., ADR	415,265	43,931
*	Alphabet, Inc. - Class A	28,917	23,251
*	Alphabet, Inc. - Class C	28,992	22,535
	Analog Devices, Inc.	50,128	3,231
*	Autodesk, Inc.	318,149	23,012
	Automatic Data Processing, Inc.	74,265	6,550
	Cisco Systems, Inc.	1,310,353	41,564
*	Facebook, Inc. - Class A	408,500	52,398
	Microsoft Corp.	345,527	19,902
	Oracle Corp.	863,922	33,935
	QUALCOMM, Inc.	536,726	36,766
	Visa, Inc. - Class A	500,503	41,392

	Total		348,467

	Total Common Stocks
	(Cost: $726,654)		801,704

	Total Investments (98.4%)
	(Cost: $726,654)(a)		801,704

	Other Assets, Less
	Liabilities (1.6%)		12,944

	Net Assets (100.0%)		814,648

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $726,654 and the net unrealized appreciation of investments based on that cost was $75,050 which is comprised of $100,596 aggregate gross unrealized appreciation and $25,546 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$801,704	$-	$-
Total Assets:	$801,704	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.0%)
Comcast Corp. - Class A	166,952	11,076
McDonald’s Corp.	56,078	6,469
NIKE, Inc. - Class B	92,260	4,858
Target Corp.	36,553	2,510
Twenty-First Century Fox, Inc.	238,110	5,767
Twenty-First Century Fox, Inc. - Class B	19,400	480
The Walt Disney Co.	106,333	9,874

Total		41,034

Consumer Staples (24.6%)
Altria Group, Inc.	250,958	15,868
Anheuser-Busch InBev NV, ADR	58,850	7,734
The Coca-Cola Co.	436,135	18,457
Constellation Brands, Inc. - Class A	17,500	2,914
The Estee Lauder Cos., Inc. - Class A	115,011	10,185
Nestle SA, ADR	188,232	14,874
PepsiCo, Inc.	102,725	11,173
Philip Morris International, Inc.	286,528	27,856
The Procter & Gamble Co.	85,522	7,676
Walgreens Boots Alliance, Inc.	112,358	9,058

Total		125,795

Energy (10.9%)
Chevron Corp.	147,197	15,150
ConocoPhillips	153,620	6,678

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Exxon Mobil Corp.	227,031	19,815
	Occidental Petroleum Corp.	127,240	9,278
	TOTAL SA, ADR	97,107	4,632

	Total		55,553

	Financials (13.1%)
	American Express Co.	122,817	7,865
	BlackRock, Inc.	30,753	11,147
	Chubb, Ltd.	112,744	14,166
	Intercontinental Exchange, Inc.	23,500	6,330
	JPMorgan Chase & Co.	204,905	13,644
	State Street Corp.	109,950	7,656
	Wells Fargo & Co.	142,073	6,291

	Total		67,099

	Health Care (11.6%)
	Abbott Laboratories	209,988	8,880
	AbbVie, Inc.	182,972	11,540
*	Celgene Corp.	49,850	5,211
	Gilead Sciences, Inc.	63,750	5,044
	Novartis AG, ADR	88,003	6,949
	Novo Nordisk A/S, ADR	232,585	9,673
	Roche Holding AG, ADR	282,164	8,739
	UnitedHealth Group, Inc.	24,000	3,360

	Total		59,396

	Industrials (4.9%)
	Canadian Pacific Railway, Ltd.	49,704	7,590
	Union Pacific Corp.	69,700	6,798
	United Technologies Corp.	101,676	10,330

	Total		24,718

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (24.4%)
*	Alphabet, Inc. - Class C	20,980	16,308
	Apple, Inc.	243,139	27,487
	ASML Holding NV	54,750	5,999
	Automatic Data Processing, Inc.	31,990	2,821
*	Facebook, Inc. - Class A	158,500	20,331
	Microsoft Corp.	291,600	16,796
	Oracle Corp.	145,074	5,698
	Texas Instruments, Inc.	205,883	14,449
*	VeriSign, Inc.	42,000	3,286
	Visa, Inc. - Class A	104,300	8,626
	Xilinx, Inc.	48,044	2,611

	Total		124,412

	Materials (2.2%)
	Air Products & Chemicals, Inc.	35,797	5,382
	Praxair, Inc.	49,526	5,984

	Total		11,366

	Total Common Stocks
	(Cost: $412,980)		509,373

	Total Investments (99.7%)
	(Cost: $412,980)(a)		509,373

	Other Assets, Less
	Liabilities (0.3%)		1,305

	Net Assets (100.0%)		510,678

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $412,980 and the net unrealized appreciation of investments based on that cost was $96,393 which is comprised of $104,597 aggregate gross unrealized appreciation and $8,204 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Large Cap Core Stock Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$509,373	$-	$-
Total Assets:	$509,373	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.6%)
	Comcast Corp. - Class A	117,900	7,822
	Dollar General Corp.	94,825	6,637
	Omnicom Group, Inc.	64,025	5,442
	Ross Stores, Inc.	78,050	5,019
	Twenty-First Century Fox, Inc.	80,200	1,942
	Twenty-First Century Fox, Inc. - Class B	168,850	4,177

	Total		31,039

	Consumer Staples (7.1%)
	Danone SA, ADR	165,550	2,459
	Nestle SA, ADR	63,500	5,018
	Unilever PLC, ADR	81,400	3,858

	Total		11,335

	Energy (7.0%)
	Devon Energy Corp.	110,300	4,865
	Schlumberger, Ltd.	79,075	6,219

	Total		11,084

	Financials (16.2%)
	American Express Co.	60,825	3,895
	The Bank of New York Mellon Corp.	123,375	4,920
*	Berkshire Hathaway, Inc. - Class B	51,875	7,494
	JPMorgan Chase & Co.	74,750	4,978
	The Progressive Corp.	141,450	4,456

	Total		25,743

	Health Care (7.3%)
	AmerisourceBergen Corp.	64,450	5,206
	UnitedHealth Group, Inc.	45,700	6,398

	Total		11,604

	Industrials (13.9%)
	Expeditors International of Washington, Inc.	108,825	5,607
	Honeywell International, Inc.	34,700	4,046
	PACCAR, Inc.	87,225	5,127
	Rockwell Automation, Inc.	14,775	1,807
	Stanley Black & Decker, Inc.	44,200	5,436

	Total		22,023

	Information Technology (14.3%)
	Accenture PLC - Class A	56,975	6,961
*	eBay, Inc.	195,400	6,429
	Microsoft Corp.	68,150	3,925
	TE Connectivity, Ltd.	84,800	5,459

	Total		22,774

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Materials (3.2%)
	Potash Corp. of Saskatchewan, Inc.	306,400	5,000

	Total		5,000

	Telecommunication Services (1.9%)
*	Level 3 Communications, Inc.	64,175	2,976

	Total		2,976

	Total Common Stocks
	(Cost: $126,494)		143,578

	Total Investments (90.5%)
	(Cost: $126,494)(a)		143,578

	Other Assets, Less
	Liabilities (9.5%)		15,124

	Net Assets (100.0%)		158,702

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $126,494 and the net unrealized appreciation of investments based on that cost was $17,084 which is comprised of $24,360 aggregate gross unrealized appreciation and $7,276 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$143,578	$-	$-
Total Assets:	$143,578	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.4%)
	Advance Auto Parts, Inc.	9,962	1,486
*	Amazon.com, Inc.	53,230	44,570
*	AutoNation, Inc.	8,977	437
*	AutoZone, Inc.	3,954	3,038
	Bed Bath & Beyond, Inc.	20,883	900
	Best Buy Co., Inc.	37,341	1,426
	BorgWarner, Inc.	27,246	958
*	CarMax, Inc.	25,903	1,382
	Carnival Corp.	58,562	2,859
	CBS Corp. - Class B	55,042	3,013
*	Charter Communications, Inc.	29,321	7,916
*	Chipotle Mexican Grill, Inc.	3,939	1,668
	Coach, Inc.	37,735	1,380
	Comcast Corp. - Class A	324,992	21,560
	D.R. Horton, Inc.	45,830	1,384
	Darden Restaurants, Inc.	17,075	1,047
	Delphi Automotive PLC	36,899	2,632
*	Discovery Communications, Inc.	30,334	798
*	Discovery Communications, Inc. - Class A	20,413	550
	Dollar General Corp.	35,065	2,454
*	Dollar Tree, Inc.	31,896	2,518
	Expedia, Inc.	16,299	1,902
	Foot Locker, Inc.	18,305	1,240
	Ford Motor Co.	527,912	6,372
	The Gap, Inc.	29,648	659
	Garmin, Ltd.	15,586	750
	General Motors Co.	192,279	6,109
	Genuine Parts Co.	20,145	2,024
	The Goodyear Tire & Rubber Co.	35,503	1,147
	H&R Block, Inc.	29,638	686
	Hanesbrands, Inc.	51,108	1,290
	Harley-Davidson, Inc.	24,187	1,272
	Harman International Industries, Inc.	9,440	797
	Hasbro, Inc.	15,269	1,211
	The Home Depot, Inc.	167,148	21,509
	The Interpublic Group of Cos., Inc.	54,208	1,212
	Johnson Controls International PLC	127,696	5,942
	Kohl’s Corp.	24,295	1,063
	L Brands, Inc.	32,496	2,300
	Leggett & Platt, Inc.	18,083	824

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Lennar Corp. - Class A	25,412	1,076
*	LKQ Corp.	41,546	1,473
	Lowe’s Cos., Inc.	118,323	8,544
	Macy’s, Inc.	41,729	1,546
	Marriott International, Inc. - Class A	43,472	2,927
	Mattel, Inc.	46,079	1,395
	McDonald’s Corp.	115,442	13,317
*	Michael Kors Holdings, Ltd.	22,864	1,070
*	Mohawk Industries, Inc.	8,527	1,708
*	Netflix, Inc.	57,998	5,716
	Newell Brands, Inc.	65,232	3,435
	News Corp. - Class A	51,479	720
	News Corp. - Class B	16,203	230
	NIKE, Inc. - Class B	182,406	9,604
	Nordstrom, Inc.	15,720	816
	Omnicom Group, Inc.	31,999	2,720
*	O’Reilly Automotive, Inc.	12,842	3,597
*	The Priceline Group, Inc.	6,715	9,881
	PulteGroup, Inc.	41,837	838
	PVH Corp.	10,853	1,199
	Ralph Lauren Corp.	7,627	771
	Ross Stores, Inc.	53,649	3,450
	Royal Caribbean Cruises, Ltd.	22,714	1,702
	Scripps Networks Interactive - Class A	12,878	818
	Signet Jewelers, Ltd.	10,226	762
	Staples, Inc.	87,989	752
	Starbucks Corp.	198,401	10,741
	Target Corp.	77,767	5,341
	TEGNA, Inc.	28,993	634
	Tiffany & Co.	14,530	1,055
	Time Warner, Inc.	105,226	8,377
	The TJX Cos., Inc.	88,831	6,643
	Tractor Supply Co.	18,082	1,218
*	TripAdvisor, Inc.	15,457	977
	Twenty-First Century Fox, Inc.	143,938	3,486
	Twenty-First Century Fox, Inc. - Class B	65,894	1,630
*	Ulta Salon, Cosmetics & Fragrance, Inc.	7,931	1,887
*	Under Armour, Inc.	24,809	960
*	Under Armour, Inc. - Class C	24,938	844
*	Urban Outfitters, Inc.	12,043	416
	VF Corp.	44,884	2,516
	Viacom, Inc. - Class B	46,972	1,790
	The Walt Disney Co.	200,015	18,573

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Whirlpool Corp.	10,206	1,655
	Wyndham Worldwide Corp.	14,864	1,001
	Wynn Resorts, Ltd.	10,741	1,046
	Yum! Brands, Inc.	50,106	4,550

	Total		317,692

	Consumer Staples (9.7%)
	Altria Group, Inc.	264,316	16,713
	Archer-Daniels-Midland Co.	78,701	3,319
	Brown-Forman Corp. - Class B	24,674	1,170
	Campbell Soup Co.	26,305	1,439
(p),*	Casa Ley SA de CV	29,556	30
	Church & Dwight Co., Inc.	34,848	1,670
	The Clorox Co.	17,514	2,192
	The Coca-Cola Co.	525,482	22,238
	Colgate-Palmolive Co.	120,601	8,941
	ConAgra Foods, Inc.	56,382	2,656
	Constellation Brands, Inc. - Class A	23,965	3,990
	Costco Wholesale Corp.	59,261	9,038
	CVS Health Corp.	144,237	12,836
	Dr. Pepper Snapple Group, Inc.	25,081	2,290
	The Estee Lauder Cos., Inc. - Class A	29,889	2,647
	General Mills, Inc.	80,764	5,159
	The Hershey Co.	18,988	1,815
	Hormel Foods Corp.	36,556	1,387
	The J.M. Smucker Co.	15,749	2,135
	Kellogg Co.	34,115	2,643
	Kimberly-Clark Corp.	48,651	6,137
	The Kraft Heinz Co.	80,602	7,215
	The Kroger Co.	128,379	3,810
	McCormick & Co., Inc.	15,562	1,555
	Mead Johnson Nutrition Co.	24,981	1,974
	Molson Coors Brewing Co. - Class B	24,919	2,736
	Mondelez International, Inc.	210,431	9,238
*	Monster Beverage Corp.	18,283	2,684
	PepsiCo, Inc.	194,688	21,176
	Philip Morris International, Inc.	209,862	20,403
	The Procter & Gamble Co.	361,027	32,402
(p),*	Property Development Centers LLC	29,556	1

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Reynolds American, Inc.	111,992	5,280
	Sysco Corp.	69,090	3,386
	Tyson Foods, Inc. - Class A	40,238	3,005
	Walgreens Boots Alliance, Inc.	115,668	9,325
	Wal-Mart Stores, Inc.	205,042	14,788
	Whole Foods Market, Inc.	43,128	1,223

	Total		250,646

	Energy (7.2%)
	Anadarko Petroleum Corp.	73,815	4,677
	Apache Corp.	51,328	3,278
	Baker Hughes, Inc.	57,886	2,921
	Cabot Oil & Gas Corp.	62,925	1,623
*	Chesapeake Energy Corp.	88,290	554
	Chevron Corp.	255,207	26,266
	Cimarex Energy Co.	12,850	1,727
*	Concho Resources, Inc.	19,228	2,641
	ConocoPhillips	167,544	7,283
	Devon Energy Corp.	70,832	3,124
	Diamond Offshore Drilling, Inc.	8,721	154
	EOG Resources, Inc.	74,491	7,204
	EQT Corp.	23,369	1,697
	Exxon Mobil Corp.	560,956	48,960
*	FMC Technologies, Inc.	30,522	906
	Halliburton Co.	116,489	5,228
	Helmerich & Payne, Inc.	14,619	984
	Hess Corp.	36,413	1,952
	Kinder Morgan, Inc.	259,709	6,007
	Marathon Oil Corp.	114,617	1,812
	Marathon Petroleum Corp.	71,530	2,903
	Murphy Oil Corp.	21,898	666
	National Oilwell Varco, Inc.	51,086	1,877
*	Newfield Exploration Co.	26,867	1,168
	Noble Energy, Inc.	58,126	2,077
	Occidental Petroleum Corp.	103,343	7,536
	ONEOK, Inc.	28,467	1,463
	Phillips 66	60,121	4,843
	Pioneer Natural Resources Co.	22,944	4,260
	Range Resources Corp.	25,431	985
	Schlumberger, Ltd.	188,132	14,795
*	Southwestern Energy Co.	66,754	924
	Spectra Energy Corp.	94,844	4,055

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Tesoro Corp.	16,070	1,279
*	Transocean, Ltd.	46,464	495
	Valero Energy Corp.	62,410	3,308
	The Williams Companies, Inc.	92,398	2,839

	Total		184,471

	Financials (12.6%)
*	Affiliated Managers Group, Inc.	7,288	1,055
	Aflac, Inc.	55,407	3,982
	The Allstate Corp.	50,251	3,476
	American Express Co.	104,973	6,722
	American International Group, Inc.	137,596	8,165
	Ameriprise Financial, Inc.	21,837	2,179
	Aon PLC	35,930	4,042
	Arthur J. Gallagher & Co.	23,948	1,218
	Assurant, Inc.	8,144	751
	Bank of America Corp.	1,380,497	21,605
	The Bank of New York Mellon Corp.	144,434	5,760
	BB&T Corp.	110,185	4,156
*	Berkshire Hathaway, Inc. - Class B	256,849	37,107
	BlackRock, Inc.	16,505	5,982
	Capital One Financial Corp.	68,462	4,918
	The Charles Schwab Corp.	162,867	5,142
	Chubb, Ltd.	62,916	7,905
	Cincinnati Financial Corp.	20,260	1,528
	Citigroup, Inc.	393,037	18,563
	Citizens Financial Group, Inc.	70,273	1,736
	CME Group, Inc.	45,840	4,791
	Comerica, Inc.	23,526	1,113
	Discover Financial Services	54,602	3,088
*	E*TRADE Financial Corp.	37,024	1,078
	Fifth Third Bancorp	103,675	2,121
	Franklin Resources, Inc.	47,541	1,691
	The Goldman Sachs Group, Inc.	51,011	8,226
	The Hartford Financial Services Group, Inc.	52,213	2,236
	Huntington Bancshares, Inc.	146,849	1,448
	Intercontinental Exchange, Inc.	16,116	4,341
	Invesco, Ltd.	55,453	1,734
	JPMorgan Chase & Co.	488,626	32,538

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	KeyCorp	146,397	1,782
	Legg Mason, Inc.	12,476	418
	Leucadia National Corp.	43,879	835
	Lincoln National Corp.	31,492	1,479
	Loews Corp.	37,395	1,539
	M&T Bank Corp.	21,208	2,462
	Marsh & McLennan Cos., Inc.	70,107	4,715
	MetLife, Inc.	148,655	6,605
	Moody’s Corp.	22,632	2,451
	Morgan Stanley	199,144	6,384
	Nasdaq, Inc.	15,444	1,043
	Navient Corp.	42,889	621
	Northern Trust Corp.	28,814	1,959
	People’s United Financial, Inc.	42,066	665
	PNC Financial Services Group, Inc.	66,477	5,989
	Principal Financial Group, Inc.	36,182	1,864
	The Progressive Corp.	78,721	2,480
	Prudential Financial, Inc.	59,117	4,827
	Regions Financial Corp.	169,801	1,676
	S&P Global, Inc.	35,714	4,520
	State Street Corp.	49,595	3,453
	SunTrust Banks, Inc.	67,831	2,971
	Synchrony Financial	107,173	3,001
	T. Rowe Price Group, Inc.	33,624	2,236
	Torchmark Corp.	15,068	963
	The Travelers Cos., Inc.	38,999	4,467
	U.S. Bancorp	217,643	9,335
	Unum Group	31,743	1,121
	Wells Fargo & Co.	614,302	27,201
	Willis Towers Watson PLC	17,555	2,331
	XL Group, Ltd.	37,198	1,251
	Zions Bancorporation	27,747	861

	Total		323,902

	Health Care (14.4%)
	Abbott Laboratories	198,860	8,410
	AbbVie, Inc.	220,308	13,895
	Aetna, Inc.	47,456	5,479
	Agilent Technologies, Inc.	44,036	2,074
*	Alexion Pharmaceuticals, Inc.	30,336	3,717
*	Allergan PLC	53,564	12,336
	AmerisourceBergen Corp.	24,458	1,976
	Amgen, Inc.	101,238	16,888
	Anthem, Inc.	35,602	4,461
	Baxter International, Inc.	66,219	3,152

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Becton, Dickinson and Co.	28,804	5,177
*	Biogen, Inc.	29,643	9,279
*	Boston Scientific Corp.	184,081	4,381
	Bristol-Myers Squibb Co.	226,033	12,188
	C.R. Bard, Inc.	9,937	2,229
	Cardinal Health, Inc.	43,098	3,349
*	Celgene Corp.	104,857	10,961
*	Centene Corp.	23,097	1,547
*	Cerner Corp.	40,660	2,511
	Cigna Corp.	34,709	4,523
	Danaher Corp.	82,205	6,444
*	DaVita HealthCare Partners, Inc.	22,391	1,479
	DENTSPLY SIRONA, Inc.	31,522	1,873
*	Edwards Lifesciences Corp.	28,798	3,472
	Eli Lilly and Co.	131,408	10,547
*	Endo International PLC	26,820	540
*	Express Scripts Holding Co.	85,256	6,013
	Gilead Sciences, Inc.	178,522	14,125
*	HCA Holdings, Inc.	39,954	3,022
*	Henry Schein, Inc.	11,065	1,803
*	Hologic, Inc.	37,529	1,457
	Humana, Inc.	20,166	3,567
*	Illumina, Inc.	19,832	3,603
*	Intuitive Surgical, Inc.	5,207	3,774
	Johnson & Johnson	370,107	43,721
*	Laboratory Corp. of America Holdings	13,839	1,903
*	Mallinckrodt PLC	14,571	1,017
	McKesson Corp.	30,533	5,091
	Medtronic PLC	186,947	16,152
	Merck & Co., Inc.	374,075	23,346
*	Mettler-Toledo International, Inc.	3,584	1,505
*	Mylan NV	62,232	2,372
	Patterson Cos., Inc.	11,272	518
	PerkinElmer, Inc.	14,800	830
	Perrigo Co. PLC	19,383	1,790
	Pfizer, Inc.	820,557	27,792
	Quest Diagnostics, Inc.	18,806	1,592
*	Regeneron Pharmaceuticals, Inc.	10,209	4,104
	St. Jude Medical, Inc.	38,545	3,074
	Stryker Corp.	42,027	4,892
	Thermo Fisher Scientific, Inc.	53,336	8,484
	UnitedHealth Group, Inc.	128,839	18,037
	Universal Health Services, Inc. - Class B	12,188	1,502

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Varian Medical Systems, Inc.	12,633	1,257
*	Vertex Pharmaceuticals, Inc.	33,519	2,923
*	Waters Corp.	10,900	1,728
	Zimmer Biomet Holdings, Inc.	27,058	3,518
	Zoetis, Inc.	66,969	3,483

	Total		370,883

	Industrials (9.6%)
	3M Co.	81,763	14,409
	Acuity Brands, Inc.	5,937	1,571
	Alaska Air Group, Inc.	16,651	1,097
	Allegion PLC	12,973	894
	American Airlines Group, Inc.	71,686	2,624
	AMETEK, Inc.	31,441	1,502
	The Boeing Co.	78,483	10,339
	C.H. Robinson Worldwide, Inc.	19,305	1,360
	Caterpillar, Inc.	79,034	7,016
	Cintas Corp.	11,560	1,302
	CSX Corp.	127,973	3,903
	Cummins, Inc.	20,989	2,690
	Deere & Co.	39,132	3,340
	Delta Air Lines, Inc.	101,312	3,988
	Dover Corp.	20,997	1,546
	The Dun & Bradstreet Corp.	4,912	671
	Eaton Corp. PLC	61,511	4,042
	Emerson Electric Co.	87,057	4,745
	Equifax, Inc.	16,144	2,173
	Expeditors International of Washington, Inc.	24,493	1,262
	Fastenal Co.	39,091	1,633
	FedEx Corp.	33,046	5,772
	Flowserve Corp.	17,638	851
	Fluor Corp.	18,837	967
	Fortive Corp.	40,672	2,070
	Fortune Brands Home & Security, Inc.	20,820	1,210
	General Dynamics Corp.	38,820	6,023
	General Electric Co.	1,212,269	35,907
	Honeywell International, Inc.	102,931	12,001
	Illinois Tool Works, Inc.	43,217	5,179
	Ingersoll-Rand PLC	34,902	2,371
	J.B. Hunt Transport Services, Inc.	11,890	965
*	Jacobs Engineering Group, Inc.	16,427	850
	Kansas City Southern	14,608	1,363

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	L-3 Communications Holdings, Inc.	10,449	1,575
	Lockheed Martin Corp.	34,150	8,186
	Masco Corp.	44,671	1,533
	Nielsen Holdings PLC	45,441	2,434
	Norfolk Southern Corp.	39,711	3,854
	Northrop Grumman Corp.	24,157	5,168
	PACCAR, Inc.	47,419	2,787
	Parker Hannifin Corp.	18,114	2,274
	Pentair PLC	22,539	1,448
	Pitney Bowes, Inc.	25,107	456
*	Quanta Services, Inc.	20,436	572
	Raytheon Co.	39,920	5,434
	Republic Services, Inc.	31,538	1,591
	Robert Half International, Inc.	17,605	667
	Rockwell Automation, Inc.	17,505	2,142
	Rockwell Collins, Inc.	17,577	1,482
	Roper Technologies, Inc.	13,709	2,502
	Ryder System, Inc.	7,235	477
	Snap-on, Inc.	7,858	1,194
	Southwest Airlines Co.	83,905	3,263
	Stanley Black & Decker, Inc.	20,349	2,503
*	Stericycle, Inc.	11,505	922
	Textron, Inc.	36,453	1,449
*	TransDigm Group, Inc.	6,773	1,958
	Union Pacific Corp.	112,676	10,989
*	United Continental Holdings, Inc.	39,690	2,083
	United Parcel Service, Inc. - Class B	93,515	10,227
*	United Rentals, Inc.	11,656	915
	United Technologies Corp.	105,294	10,698
*	Verisk Analytics, Inc.	21,258	1,728
	W.W. Grainger, Inc.	7,520	1,691
	Waste Management, Inc.	55,046	3,510
	Xylem, Inc.	24,240	1,271

	Total		246,619

	Information Technology (21.0%)
	Accenture PLC - Class A	84,217	10,289
	Activision Blizzard, Inc.	92,281	4,088
*	Adobe Systems, Inc.	67,408	7,317
*	Akamai Technologies, Inc.	23,636	1,253
*	Alliance Data Systems Corp.	7,918	1,699
*	Alphabet, Inc. - Class A	39,886	32,071
*	Alphabet, Inc. - Class C	39,975	31,072

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Amphenol Corp. - Class A	41,764	2,711
	Analog Devices, Inc.	41,595	2,681
	Apple, Inc.	728,945	82,407
	Applied Materials, Inc.	146,222	4,409
*	Autodesk, Inc.	26,415	1,911
	Automatic Data Processing, Inc.	61,711	5,443
	Broadcom, Ltd.	53,505	9,231
	CA, Inc.	42,506	1,406
	Cisco Systems, Inc.	680,416	21,583
*	Citrix Systems, Inc.	21,067	1,795
*	Cognizant Technology Solutions Corp. -Class A	82,107	3,917
	Corning, Inc.	140,268	3,317
	CSRA, Inc.	19,701	530
*	eBay, Inc.	142,041	4,673
*	Electronic Arts, Inc.	40,687	3,475
*	F5 Networks, Inc.	8,956	1,116
*	Facebook, Inc. - Class A	314,248	40,309
	Fidelity National Information Services, Inc.	44,348	3,416
*	First Solar, Inc.	10,385	410
*	Fiserv, Inc.	29,736	2,958
	FLIR Systems, Inc.	18,572	584
	Global Payments, Inc.	20,783	1,595
	Harris Corp.	16,804	1,539
	Hewlett Packard Enterprise Co.	224,796	5,114
	HP, Inc.	231,446	3,594
	Intel Corp.	640,006	24,160
	International Business Machines Corp.	117,668	18,692
	Intuit, Inc.	33,149	3,647
	Juniper Networks, Inc.	51,807	1,247
	KLA-Tencor Corp.	20,574	1,434
	Lam Research Corp.	21,680	2,053
	Linear Technology Corp.	32,429	1,923
	Mastercard, Inc. - Class A	129,723	13,202
	Microchip Technology, Inc.	29,124	1,810
*	Micron Technology, Inc.	140,472	2,498
	Microsoft Corp.	1,054,166	60,720
	Motorola Solutions, Inc.	22,555	1,721
	NetApp, Inc.	37,698	1,350
	NVIDIA Corp.	72,375	4,959
	Oracle Corp.	407,136	15,992
	Paychex, Inc.	43,407	2,512
*	PayPal Holdings, Inc.	151,842	6,221
*	Qorvo, Inc.	17,301	964

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	QUALCOMM, Inc.	199,354	13,656
*	Red Hat, Inc.	24,499	1,980
*	salesforce.com, Inc.	87,106	6,213
	Seagate Technology PLC	40,396	1,557
	Skyworks Solutions, Inc.	25,364	1,931
	Symantec Corp.	83,276	2,090
	TE Connectivity, Ltd.	48,099	3,097
*	Teradata Corp.	17,640	547
	Texas Instruments, Inc.	135,713	9,524
	Total System Services, Inc.	22,382	1,055
*	VeriSign, Inc.	12,566	983
	Visa, Inc. - Class A	255,195	21,105
	Western Digital Corp.	38,455	2,248
	Western Union Co.	65,980	1,374
	Xerox Corp.	115,147	1,166
	Xilinx, Inc.	34,291	1,863
*	Yahoo!, Inc.	118,456	5,105

	Total		538,512

	Materials (2.9%)
	Air Products and Chemicals, Inc.	29,295	4,404
	Albemarle Corp.	15,206	1,300
	Alcoa, Inc.	177,942	1,804
	Avery Dennison Corp.	12,020	935
	Ball Corp.	23,569	1,932
	CF Industries Holdings, Inc.	31,537	768
	The Dow Chemical Co.	152,437	7,901
	E.I. du Pont de Nemours and Co.	118,278	7,921
	Eastman Chemical Co.	19,982	1,353
	Ecolab, Inc.	35,502	4,321
	FMC Corp.	18,102	875
	Freeport-McMoRan, Inc.	165,310	1,795
	International Flavors & Fragrances, Inc.	10,767	1,539
	International Paper Co.	55,627	2,669
	LyondellBasell Industries NV - Class A	46,116	3,720
	Martin Marietta Materials, Inc.	8,582	1,537
	Monsanto Co.	59,195	6,050
	The Mosaic Co.	47,375	1,159
	Newmont Mining Corp.	71,778	2,820
	Nucor Corp.	43,067	2,130
*	Owens-Illinois, Inc.	21,927	403
	PPG Industries, Inc.	36,022	3,723
	Praxair, Inc.	38,586	4,662
	Sealed Air Corp.	26,610	1,219

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	The Sherwin-Williams Co.	10,854	3,003
	Vulcan Materials Co.	18,002	2,047
	WestRock Co.	34,022	1,650

	Total		73,640

	Real Estate (3.0%)
	American Tower Corp.	57,560	6,523
	Apartment Investment & Management Co. - Class A	21,187	973
	AvalonBay Communities, Inc.	18,576	3,304
	Boston Properties, Inc.	20,791	2,834
*	CBRE Group, Inc.	40,408	1,131
	Crown Castle International Corp.	45,665	4,302
	Digital Realty Trust, Inc.	19,867	1,929
	Equinix, Inc.	9,615	3,464
	Equity Residential	49,452	3,181
	Essex Property Trust, Inc.	8,860	1,973
	Extra Space Storage, Inc.	17,017	1,351
	Federal Realty Investment Trust	9,592	1,476
	General Growth Properties, Inc.	78,993	2,180
	HCP, Inc.	63,254	2,400
	Host Hotels & Resorts, Inc.	100,443	1,564
	Iron Mountain, Inc.	33,120	1,243
	Kimco Realty Corp.	56,824	1,645
	The Macerich Co.	16,321	1,320
	Prologis, Inc.	71,286	3,817
	Public Storage	20,174	4,502
	Realty Income Corp.	34,979	2,341
	Simon Property Group, Inc.	42,508	8,800
	SL Green Realty Corp.	13,571	1,467
	UDR, Inc.	36,127	1,300
	Ventas, Inc.	47,530	3,357
	Vornado Realty Trust	23,245	2,353
	Welltower, Inc.	48,419	3,620
	Weyerhaeuser Co.	101,288	3,235

	Total		77,585

	Telecommunication Services (2.6%)
	AT&T, Inc.	832,238	33,797
	CenturyLink, Inc.	73,859	2,026
	Frontier Communications Corp.	158,690	660
*	Level 3 Communications, Inc.	39,395	1,827

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Verizon Communications, Inc.	551,439	28,664

Total		66,974

Utilities (3.2%)
The AES Corp.	89,161	1,146
Alliant Energy Corp.	30,753	1,178
Ameren Corp.	32,823	1,614
American Electric Power Co., Inc.	66,518	4,271
American Water Works Co., Inc.	24,066	1,801
CenterPoint Energy, Inc.	58,262	1,353
CMS Energy Corp.	37,746	1,586
Consolidated Edison, Inc.	41,181	3,101
Dominion Resources, Inc.	84,653	6,287
DTE Energy Co.	24,274	2,274
Duke Energy Corp.	93,199	7,460
Edison International	44,075	3,184
Entergy Corp.	24,213	1,858
Eversource Energy	42,912	2,325
Exelon Corp.	124,846	4,156
FirstEnergy Corp.	57,520	1,903
NextEra Energy, Inc.	63,185	7,729
NiSource, Inc.	43,585	1,051
NRG Energy, Inc.	42,650	478
PG&E Corp.	67,437	4,125
Pinnacle West Capital Corp.	15,040	1,143
PPL Corp.	91,732	3,171
Public Service Enterprise Group, Inc.	68,440	2,866
SCANA Corp.	19,334	1,399
Sempra Energy	33,793	3,622
The Southern Co.	132,399	6,792
WEC Energy Group, Inc.	42,697	2,557
Xcel Energy, Inc.	68,716	2,827

Total		83,257

Total Common Stocks
(Cost: $1,382,352)		2,534,181

Short-Term Investments (1.1%)

Commercial Paper (0.5%)
Apple, Inc., 0.51%, 12/5/16 144A	3,000,000	2,997
Bank Of America NA, 0.97%, 1/4/17 144A	5,000,000	5,002
Microsoft Corp., 0.60%, 1/10/17 144A	2,000,000	1,996

	Short-Term Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	Wal-Mart Stores, 0.44%, 11/7/16 144A	3,000,000	2,999

	Total		12,994

	US Government & Agencies (0.5%)
	Federal Home Loan Bank Discount Note, 0.000%, 10/3/16	2,000,000	2,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/13/16	1,000,000	1,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/18/16	1,500,000	1,500
	Federal Home Loan Bank Discount Note, 0.000%, 10/19/16	2,000,000	2,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/26/16	1,000,000	1,000
	Federal Home Loan Bank Discount Note, 0.000%, 12/14/16	1,000,000	1,000
	Federal Home Loan Bank Discount Note, 0.000%, 12/22/08	1,000,000	999
	Federal Home Loan Bank Discount Note, 0.000%, 12/29/08	1,500,000	1,499
(b)	Federal Home Loan Bank Discount Note, 0.000%, 2/24/17	2,500,000	2,497

	Total		13,495

	Total Short-Term Investments
	(Cost: $26,484)		26,489

	Total Investments (99.7%)
	(Cost: $1,408,836)(a)		2,560,670

	Other Assets, Less
	Liabilities (0.3%)		8,868

	Net Assets (100.0%)		2,569,538

Index 500 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $12,994 representing 0.5% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $1,408,284 and the net unrealized appreciation of investments based on that cost was $1,152,386 which is comprised of $1,219,239 aggregate gross unrealized appreciation and $66,853 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2016, $33,073)	305	12/16	$(127)

(p)	Restricted securities (excluding 144A issues) on September 30, 2016.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$ 1	$ 1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,534,150	$-	$31
Short-Term Investments	-	26,489	-
Total Assets:	$2,534,150	$26,489	$31
Liabilities:
Other Financial Instruments^
Futures	(127)	-	-
Total Liabilities:	$(127)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.9%)
	Advance Auto Parts, Inc.	12,220	1,822
	BorgWarner, Inc.	31,340	1,103
	Carnival Corp.	38,270	1,868
	Delphi Automotive PLC	33,590	2,396
	Ford Motor Co.	74,240	896
	Johnson Controls International PLC	100,950	4,697
	Lowe’s Cos., Inc.	11,620	839
	Marriott International, Inc. - Class A	15,800	1,064
	Target Corp.	23,720	1,629
	Time Warner, Inc.	23,780	1,893

	Total		18,207

	Consumer Staples (8.0%)
	CVS Health Corp.	31,040	2,762
	Mondelez International, Inc.	39,970	1,755
	PepsiCo, Inc.	13,640	1,483
	The Procter & Gamble Co.	61,890	5,555
	Wal-Mart Stores, Inc.	43,510	3,138

	Total		14,693

	Energy (14.3%)
	Anadarko Petroleum Corp.	29,430	1,865
	Chevron Corp.	43,690	4,497
	Exxon Mobil Corp.	21,000	1,833
	Halliburton Co.	35,920	1,612
	Occidental Petroleum Corp.	49,360	3,599
	Royal Dutch Shell PLC - Class B, ADR	34,600	1,828
	Schlumberger, Ltd.	78,040	6,137
	Total SA, ADR	103,490	4,936

	Total		26,307

	Financials (24.1%)
	Aflac, Inc.	12,710	913
	The Allstate Corp.	22,180	1,534
	American International Group, Inc.	28,350	1,682
	Ameriprise Financial, Inc.	22,830	2,278
	Bank of America Corp.	242,690	3,798
	The Bank of New York Mellon Corp.	91,150	3,635
	BB&T Corp.	78,990	2,980
	BlackRock, Inc.	6,910	2,505
	Chubb, Ltd.	30,280	3,805
	Invesco, Ltd.	75,020	2,346
	JPMorgan Chase & Co.	34,250	2,281
	KeyCorp	97,070	1,181
	MetLife, Inc.	46,510	2,066
	PNC Financial Services Group, Inc.	39,310	3,541
	US Bancorp	93,880	4,027
	Wells Fargo & Co.	135,010	5,978

	Total		44,550

	Health Care (15.3%)
	Abbott Laboratories	68,520	2,898
	AbbVie, Inc.	21,580	1,361
*	Allergan PLC	7,420	1,709

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Anthem, Inc.	14,240	1,784
	Baxter International, Inc.	27,500	1,309
*	HCA Holdings, Inc.	23,040	1,743
	Johnson & Johnson	18,290	2,161
	McKesson Corp.	7,118	1,187
	Medtronic PLC	41,660	3,599
	Merck & Co., Inc.	26,560	1,658
	Pfizer, Inc.	178,590	6,049
	Teva Pharmaceutical Industries, Ltd., ADR	24,330	1,119
	Zimmer Biomet Holdings, Inc.	12,160	1,581

	Total		28,158

	Industrials (8.3%)
	Honeywell International, Inc.	8,390	978
	Huntington Ingalls Industries, Inc.	7,630	1,171
	Ingersoll-Rand PLC	43,940	2,985
	Rockwell Automation, Inc.	15,110	1,849
	Stanley Black & Decker, Inc.	7,880	969
	Textron, Inc.	42,050	1,671
	Union Pacific Corp.	20,420	1,992
	United Technologies Corp.	37,440	3,804

	Total		15,419

	Information Technology (10.5%)
	Apple, Inc.	21,110	2,387
	Applied Materials, Inc.	89,040	2,685
	Cisco Systems, Inc.	144,750	4,591
	Intel Corp.	37,520	1,416
	Lam Research Corp.	14,230	1,348
	Oracle Corp.	118,770	4,665
	TE Connectivity, Ltd.	36,550	2,353

	Total		19,445

	Materials (1.5%)
	The Dow Chemical Co.	35,200	1,824
	WestRock Co.	21,040	1,020

	Total		2,844

	Real Estate (0.9%)
	Boston Properties, Inc.	11,620	1,584

	Total		1,584

	Telecommunication Services (1.1%)
	AT&T, Inc.	48,400	1,966

	Total		1,966

	Utilities (2.6%)
	Edison International	27,810	2,009
	PPL Corp.	26,590	919
	Xcel Energy, Inc.	47,760	1,965

	Total		4,893

	Total Common Stocks
	(Cost: $166,430)		178,066

Large Company Value Portfolio

Foreign Common Stocks (2.0%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (2.0%)
Imperial Oil, Ltd.	Canada	115,030	3,598

Total Foreign Common Stocks
(Cost: $4,238)			3,598

Investment Companies (0.4%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (0.4%)
iShares Russell 1000 Value Index Fund	7,350	776

Total Investment Companies
(Cost: $779)		776

Total Investments (98.9%)
(Cost: $171,447)(a)		182,440

Other Assets, Less
Liabilities (1.1%)		2,033

Net Assets (100.0%)		184,473

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $171,447 and the net unrealized appreciation of investments based on that cost was $10,993 which is comprised of $14,218 aggregate gross unrealized appreciation and $3,225 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	4,037	3,079	12/16	-	(27)	(27)
Sell	HSBC Bank USA NA	EUR	3,736	4,215	12/16	-	(15)	(15)
Buy	HSBC Bank USA NA	GBP	27	35	12/16	-	-	- (m)
Sell	HSBC Bank USA NA	GBP	1,200	1,559	12/16	4	-	4

						$4	$(42)	$(38)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Large Company Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$178,066	$-	$-
Foreign Common Stocks	3,598	-	-
Investment Companies	776	-	-
Other Financial Instruments^
Forward Currency Contracts	-	4	-
Total Assets:	$182,440	$4	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(42)	-
Total Liabilities:	$-	$(42)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (2.9%)
	Lowe’s Cos., Inc.	273,300	19,735

	Total		19,735

	Consumer Staples (12.1%)
	Archer-Daniels-Midland Co.	501,500	21,148
	CVS Health Corp.	224,000	19,934
	The Kraft Heinz Co.	248,866	22,276
	Mondelez International, Inc.	465,900	20,453

	Total		83,811

	Energy (13.5%)
	Chevron Corp.	202,146	20,805
	ConocoPhillips	509,700	22,157
	Halliburton Co.	499,300	22,409
	Marathon Oil Corp.	558,100	8,823
	Occidental Petroleum Corp.	263,500	19,214

	Total		93,408

	Financials (12.2%)
	The Allstate Corp.	296,500	20,512
	The Bank of New York Mellon Corp.	504,400	20,115
	BB&T Corp.	599,200	22,602
	Marsh & McLennan Cos., Inc.	319,900	21,513

	Total		84,742

	Health Care (21.1%)
	Abbott Laboratories	483,900	20,464
	Cardinal Health, Inc.	257,900	20,039
*	Express Scripts Holding Co.	287,784	20,297
	Johnson & Johnson	180,300	21,299
	Merck & Co., Inc.	361,500	22,561
	Pfizer, Inc.	581,300	19,689
	Quest Diagnostics, Inc.	261,100	22,097

	Total		146,446

	Industrials (9.5%)
	Northrop Grumman Corp.	103,600	22,165
	Raytheon Co.	158,000	21,509
	Waste Management, Inc.	343,600	21,908

	Total		65,582

	Information Technology (12.1%)
	CA, Inc.	654,287	21,644
	Cisco Systems, Inc.	689,200	21,861
	Intel Corp.	613,400	23,156
	Xerox Corp.	1,725,000	17,474

	Total		84,135

Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

Materials (3.2%)
E.I. du Pont de Nemours & Co.	333,900	22,361

Total		22,361

Telecommunication Services (6.0%)
AT&T, Inc.	516,900	20,992
Verizon Communications, Inc.	391,500	20,350

Total		41,342

Utilities (3.1%)
Edison International	294,600	21,285

Total		21,285

Total Common Stocks
(Cost: $506,028)		662,847

Total Investments (95.7%)
(Cost: $506,028)(a)		662,847

Other Assets, Less
Liabilities (4.3%)		30,038

Net Assets (100.0%)		692,885

Domestic Equity Portfolio

*	Non-Income Producing

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $506,028 and the net unrealized appreciation of investments based on that cost was $156,819 which is comprised of $175,555 aggregate gross unrealized appreciation and $18,736 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$662,847	$-	$-
Total Assets:	$662,847	$-	$-

Equity Income Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.5%)
Carnival Corp.	105,400	5,146
Comcast Corp. - Class A	135,400	8,982
General Motors Co.	106,933	3,397
Johnson Controls International PLC	316,959	14,748
Kohl’s Corp.	146,700	6,418
Las Vegas Sands Corp.	157,100	9,040
Macy’s, Inc.	114,500	4,242
Mattel, Inc.	242,000	7,328
News Corp. - Class A	464,700	6,497
Staples, Inc.	77,000	658
Time Warner, Inc.	11,200	892
Twenty-First Century Fox, Inc. - Class B	359,600	8,896
The Walt Disney Co.	43,300	4,021

Total		80,265

Consumer Staples (4.9%)
Archer-Daniels-Midland Co.	213,400	8,999
Avon Products, Inc.	292,500	1,656
Coty, Inc. - Class A	161,697	3,800
Kellogg Co.	53,400	4,137
McCormick & Co., Inc.	7,500	749
PepsiCo, Inc.	82,800	9,006
Philip Morris International, Inc.	17,800	1,731
Wal-Mart Stores, Inc.	96,800	6,981

Total		37,059

Energy (11.0%)
Anadarko Petroleum Corp.	12,200	773
Apache Corp.	129,256	8,256
Canadian Natural Resources, Ltd.	199,600	6,395
Chevron Corp.	76,000	7,822
EQT Corp.	33,690	2,447
Exxon Mobil Corp.	220,800	19,271
Hess Corp.	134,500	7,212
Occidental Petroleum Corp.	75,300	5,491
PrairieSky Royalty, Ltd.	5,854	119
Royal Dutch Shell PLC - Class A, ADR	242,900	12,162
Targa Resources Corp.	12,200	599
Total SA, ADR	269,400	12,850

Total		83,397

Financials (23.2%)
American Express Co.	153,500	9,830
Ameriprise Financial, Inc.	93,500	9,329
Bank of America Corp.	419,823	6,570
The Bank of New York Mellon Corp.	147,100	5,866
Chubb, Ltd.	11,075	1,392
Citigroup, Inc.	199,500	9,422
Equity Residential	61,000	3,924
Fifth Third Bancorp	256,600	5,250
JPMorgan Chase & Co.	343,888	22,900
KeyCorp	319,700	3,891

Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Loews Corp.	284,900	11,724
Marsh & McLennan Cos., Inc.	137,800	9,267
MetLife, Inc.	258,500	11,485
Morgan Stanley	405,300	12,994
Northern Trust Corp.	134,500	9,145
Och-Ziff Capital Management Group - Class A	220,400	957
PNC Financial Services Group, Inc.	61,000	5,495
Rayonier, Inc.	177,900	4,721
State Street Corp.	147,500	10,270
U.S. Bancorp	51,300	2,200
Wells Fargo & Co.	182,600	8,086
Weyerhaeuser Co.	207,435	6,625
Willis Towers Watson PLC	21,716	2,883
XL Group, Ltd.	61,600	2,072

Total		176,298

Health Care (8.5%)
Anthem, Inc.	73,149	9,166
Becton, Dickinson and Co.	33,500	6,021
Bristol-Myers Squibb Co.	108,300	5,840
Gilead Sciences, Inc.	48,700	3,853
Johnson & Johnson	117,700	13,904
Medtronic PLC	25,700	2,220
Merck & Co., Inc.	117,300	7,321
Pfizer, Inc.	480,726	16,282

Total		64,607

Industrials (10.7%)
The Boeing Co.	107,900	14,215
Canadian Pacific Railway, Ltd.	7,400	1,130
Cummins, Inc.	37,000	4,742
Deere & Co.	39,000	3,329
Emerson Electric Co.	148,200	8,078
Flowserve Corp.	84,521	4,077
General Electric Co.	488,600	14,472
Illinois Tool Works, Inc.	68,600	8,221
Norfolk Southern Corp.	7,000	680
Pentair PLC	80,700	5,184
Southwest Airlines Co.	59,200	2,302
Union Pacific Corp.	67,600	6,593
United Parcel Service, Inc. - Class B	63,000	6,890
United Technologies Corp.	16,900	1,717

Total		81,630

Information Technology (11.1%)
Analog Devices, Inc.	98,900	6,374
Apple, Inc.	24,800	2,803
Applied Materials, Inc.	311,700	9,398
CA, Inc.	42,800	1,416
Cisco Systems, Inc.	308,700	9,792
Harris Corp.	111,973	10,258
Microsoft Corp.	278,800	16,059

Equity Income Portfolio

	Common Stocks (94.6%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	QUALCOMM, Inc.		153,800	10,535
	TE Connectivity, Ltd.		45,300	2,916
	Texas Instruments, Inc.		125,800	8,829
	Western Digital Corp.		111,100	6,496

	Total			84,876

	Materials (4.8%)
	CF Industries Holdings, Inc.		191,100	4,653
	E.I. du Pont de Nemours and Co.		168,500	11,284
	International Paper Co.		178,700	8,574
	Nucor Corp.		101,100	4,999
	Vulcan Materials Co.		52,700	5,994
	WestRock Co.		19,794	960

	Total			36,464

	Telecommunication Services (2.1%)
	CenturyLink, Inc.		133,590	3,665
	Verizon Communications, Inc.		230,708	11,992

	Total			15,657

	Utilities (7.8%)
	The AES Corp.		678,500	8,719
	Edison International		97,300	7,030
	Entergy Corp.		61,454	4,715
	Exelon Corp.		202,300	6,735
	FirstEnergy Corp.		216,000	7,145
	Great Plains Energy, Inc.		7,322	200
	NiSource, Inc.		373,000	8,993
	PG&E Corp.		160,900	9,842
	Xcel Energy, Inc.		147,700	6,076

	Total			59,455

	Total Common Stocks
	(Cost: $634,914)			719,708

	Foreign Common Stocks (2.3%)	Country

	Consumer Staples (0.6%)
	Diageo PLC	United Kingdom	168,023	4,814

	Total			4,814

	Financials (0.4%)
*	Royal Bank of Scotland Group PLC	United Kingdom	1,189,951	2,758

	Total			2,758

	Health Care (0.6%)
	GlaxoSmithKline PLC	United Kingdom	215,737	4,594

	Total			4,594

	Telecommunication Services (0.7%)
	Telefonica SA	Spain	267,609	2,710
	Vodafone Group PLC	United Kingdom	875,815	2,517

	Total			5,227

	Total Foreign Common Stocks
	(Cost: $22,712)			17,393

Preferred Stocks (0.8%)	Shares/ $ Par	Value $ (000’s)

Energy (0.8%)
DTE Energy Co., 6.500%, 10/1/19	20,326	1,016
Great Plains Energy, 7.000%, 9/15/19	23,194	1,184
NextEra Energy, Inc., 6.123%, 9/1/19	81,813	4,052

Total Preferred Stocks
(Cost: $6,177)		6,252

Corporate Bonds (0.2%)

Pharmaceuticals (0.0%)
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	309,000	266
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	87,000	82
Valeant Pharmaceuticals International, Inc., 7.000%, 10/1/20 144A	75,000	73

Total		421

Technology (0.2%)
Western Digital Corp., 10.500%, 4/1/24 144A	1,150,000	1,334

Total		1,334

Total Corporate Bonds
(Cost: $1,541)		1,755

Total Investments (97.9%)
(Cost: $665,344)(a)		745,108

Other Assets, Less
Liabilities (2.1%)		16,227

Net Assets (100.0%)		761,335

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $1,755 representing 0.2% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $665,344 and the net unrealized appreciation of investments based on that cost was $79,764 which is comprised of $105,238 aggregate gross unrealized appreciation and $25,474 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$719,708	$-	$-
Foreign Common Stocks	17,393	-	-
Preferred Stocks	6,252	-	-
Corporate Bonds	-	1,755	-
Total Assets:	$743,353	$1,755	$-

For the period ended September 30, 2016, there were transfers from Level 2 to Level 1 in the amount of $17,393 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016. These securities did not require the use of fair value procedures on September 30, 2016.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.7%)
	BorgWarner, Inc.	440,153	15,484
	Brunswick Corp.	186,548	9,100
*	Chipotle Mexican Grill, Inc.	22,128	9,371
	Dollar General Corp.	218,761	15,311
	Hanesbrands, Inc.	1,008,971	25,476
	Newell Brands, Inc.	614,218	32,345
*	O’Reilly Automotive, Inc.	56,341	15,782
	Ross Stores, Inc.	439,700	28,273
*	Sally Beauty Holdings, Inc.	382,512	9,823
	Six Flags Entertainment Corp.	319,579	17,133
	Tractor Supply Co.	160,748	10,826

	Total		188,924

	Consumer Staples (5.7%)
*	Herbalife, Ltd.	130,980	8,119
	Mead Johnson Nutrition Co.	281,754	22,261
	Tyson Foods, Inc. - Class A	368,134	27,489

	Total		57,869

	Energy (1.0%)
*	Concho Resources, Inc.	70,452	9,677

	Total		9,677

	Financials (9.6%)
*	Affiliated Managers Group, Inc.	101,014	14,617
	Intercontinental Exchange, Inc.	95,258	25,658
	Nasdaq, Inc.	150,353	10,155
*	Signature Bank	195,855	23,199
	Willis Towers Watson PLC	174,640	23,187

	Total		96,816

	Health Care (19.6%)
*	Align Technology, Inc.	107,887	10,114
*	BioMarin Pharmaceutical, Inc.	188,810	17,469
*	Centene Corp.	374,088	25,049
*	Cerner Corp.	453,470	28,002
	DENTSPLY SIRONA, Inc.	189,125	11,240
	HealthSouth Corp.	249,440	10,120
*	IDEXX Laboratories, Inc.	89,696	10,111
*	MEDNAX, Inc.	492,168	32,606
*	Mettler-Toledo International, Inc.	49,217	20,663
	Perrigo Co. PLC	107,166	9,894

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Zoetis, Inc.	430,647	22,398

	Total		197,666

	Industrials (12.7%)
*	Copart, Inc.	205,401	11,001
	The Dun & Bradstreet Corp.	80,374	10,981
	Equifax, Inc.	76,881	10,347
*	The Middleby Corp.	128,996	15,946
*	Old Dominion Freight Line, Inc.	502,091	34,448
*	TransDigm Group, Inc.	68,169	19,709
*	Verisk Analytics, Inc.	311,574	25,325

	Total		127,757

	Information Technology (21.6%)
*	Akamai Technologies, Inc.	469,862	24,898
	Booz Allen Hamilton Holding Corp.	568,573	17,973
*	Check Point Software Technologies, Ltd.	133,672	10,374
*	CoStar Group, Inc.	129,174	27,970
	CSRA, Inc.	649,940	17,483
*	Genpact, Ltd.	737,935	17,674
*	Guidewire Software, Inc.	314,710	18,876
*	IPG Photonics Corp.	89,928	7,406
	MAXIMUS, Inc.	312,051	17,650
*	Red Hat, Inc.	343,327	27,751
*	Vantiv, Inc. - Class A	523,603	29,463

	Total		217,518

	Materials (5.9%)
*	Axalta Coating Systems, Ltd.	439,578	12,427
	Ball Corp.	317,528	26,022
	Vulcan Materials Co.	185,555	21,103

	Total		59,552

	Telecommunication Services (2.8%)
*	SBA Communications Corp. - Class A	251,045	28,157

	Total		28,157

	Total Common Stocks
	(Cost: $913,992)		983,936

	Total Investments (97.6%)
	(Cost: $913,992)(a)		983,936

	Other Assets, Less
	Liabilities (2.4%)		24,039

	Net Assets (100.0%)		1,007,975

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $913,992 and the net unrealized appreciation of investments based on that cost was $69,944 which is comprised of $109,047 aggregate gross unrealized appreciation and $39,103 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$983,936	$-	$-
Total Assets:	$983,936	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.4%)
	Aaron’s, Inc.	29,967	762
	Abercrombie & Fitch Co. - Class A	31,306	497
*	AMC Networks, Inc. - Class A	27,722	1,438
	American Eagle Outfitters, Inc.	79,053	1,412
*	Ascena Retail Group, Inc.	77,184	431
	Big Lots, Inc.	20,531	980
	Brinker International, Inc.	25,413	1,282
	Brunswick Corp.	41,744	2,036
*	Buffalo Wild Wings, Inc.	8,466	1,191
*	Cabela’s, Inc.	23,758	1,305
	Cable One, Inc.	2,170	1,267
	CalAtlantic Group, Inc.	34,512	1,154
	Carter’s, Inc.	23,162	2,008
	The Cheesecake Factory, Inc.	20,689	1,036
	Chico’s FAS, Inc.	61,090	727
	Churchill Downs, Inc.	5,757	843
	Cinemark Holdings, Inc.	48,934	1,873
	Cracker Barrel Old Country Store, Inc.	11,078	1,465
	CST Brands, Inc.	35,019	1,684
	Dana Holding Corp.	66,364	1,035
*	Deckers Outdoor Corp.	14,825	883
	DeVry Education Group, Inc.	26,254	605
	Dick’s Sporting Goods, Inc.	40,722	2,310
	Domino’s Pizza, Inc.	22,328	3,390
	Dunkin’ Brands Group, Inc.	42,449	2,211
*	Fossil Group, Inc.	19,374	538
	GameStop Corp. - Class A	48,097	1,327
	Gentex Corp.	132,694	2,330
	Graham Holdings Co.	2,152	1,036
	Guess?, Inc.	28,499	416
*	Helen of Troy, Ltd.	12,879	1,110
	HSN, Inc.	14,750	587
	International Speedway Corp. - Class A	12,045	403
*	J.C. Penney Co., Inc.	142,382	1,313
	Jack in the Box, Inc.	15,120	1,451
	John Wiley & Sons, Inc. - Class A	20,701	1,068
*	Kate Spade & Co.	59,236	1,015
	KB Home	38,276	617
*	Live Nation Entertainment, Inc.	61,077	1,678
	Meredith Corp.	16,905	879
*	Murphy USA, Inc.	17,033	1,215

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	The New York Times Co. - Class A	56,334	673
*	NVR, Inc.	1,676	2,748
	Office Depot, Inc.	251,668	898
*	Panera Bread Co. - Class A	10,302	2,006
	Polaris Industries, Inc.	27,578	2,136
	Pool Corp.	19,455	1,839
*	Restoration Hardware Holdings, Inc.	17,661	611
*	Sally Beauty Co., Inc.	64,890	1,666
	Service Corp. International	89,590	2,378
*	Skechers U.S.A., Inc. - Class A	61,686	1,413
	Sotheby’s	22,193	844
*	Tempur Sealy International, Inc.	23,513	1,334
	Texas Roadhouse, Inc. - Class A	29,658	1,158
	Thor Industries, Inc.	22,098	1,872
	Time, Inc.	46,315	671
*	Toll Brothers, Inc.	69,827	2,085
*	TRI Pointe Group, Inc.	67,637	891
	Tupperware Brands Corp.	23,382	1,528
*	Vista Outdoor, Inc.	27,916	1,113
	The Wendy’s Co.	94,286	1,018
	Williams-Sonoma, Inc.	37,951	1,939

	Total		81,629

	Consumer Staples (4.1%)
	Avon Products, Inc.	202,202	1,144
*	The Boston Beer Co., Inc. - Class A	4,190	651
	Casey’s General Stores, Inc.	18,128	2,178
	Dean Foods Co.	41,837	686
*	Edgewell Personal Care Co.	27,276	2,169
	Energizer Holdings, Inc.	28,642	1,431
	Flowers Foods, Inc.	84,230	1,274
*	The Hain Celestial Group, Inc.	47,864	1,703
	Ingredion, Inc.	33,398	4,444
	Lancaster Colony Corp.	9,009	1,190
*	Post Holdings, Inc.	29,913	2,308
	Snyder’s-Lance, Inc.	39,562	1,328
*	Sprouts Farmers Market, Inc.	64,554	1,333
	Tootsie Roll Industries, Inc.	8,137	300
*	TreeHouse Foods, Inc.	26,242	2,288
*	United Natural Foods, Inc.	23,311	933
*	The WhiteWave Foods Co.	81,986	4,463

	Total		29,823

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Energy (3.8%)
	CONSOL Energy, Inc.	81,741	1,569
*	Denbury Resources, Inc.	184,299	595
	Diamond Offshore Drilling, Inc.	27,130	478
*	Dril-Quip, Inc.	17,384	969
	Energen Corp.	44,913	2,592
	Ensco PLC - Class A	139,454	1,185
*	Gulfport Energy Corp.	58,006	1,639
	HollyFrontier Corp.	81,673	2,001
	Nabors Industries, Ltd.	131,115	1,594
	Noble Corp. PLC	112,533	714
	Oceaneering International, Inc.	45,371	1,248
*	Oil States International, Inc.	23,756	750
	Patterson-UTI Energy, Inc.	68,353	1,529
	QEP Resources, Inc.	110,864	2,165
	Rowan Cos., PLC - Class A	58,031	880
	SM Energy Co.	40,192	1,551
	Superior Energy Services, Inc.	70,190	1,256
	Western Refining, Inc.	36,622	969
	World Fuel Services Corp.	32,594	1,508
*	WPX Energy, Inc.	159,320	2,102

	Total		27,294

	Financials (14.7%)
*	Alleghany Corp.	7,143	3,750
	American Financial Group, Inc.	33,772	2,533
	Aspen Insurance Holdings, Ltd.	27,856	1,298
	Associated Banc-Corp.	68,748	1,347
	BancorpSouth, Inc.	39,817	924
	Bank of Hawaii Corp.	19,834	1,440
	Bank of the Ozarks, Inc.	42,026	1,614
	Brown & Brown, Inc.	53,045	2,000
	Cathay General Bancorp	34,299	1,056
	CBOE Holdings, Inc.	37,609	2,439
	Chemical Financial Corp.	32,373	1,429
	CNO Financial Group, Inc.	81,034	1,237
	Commerce Bancshares, Inc.	38,424	1,893
	Cullen/Frost Bankers, Inc.	25,575	1,840
	East West Bancorp, Inc.	66,674	2,448
	Eaton Vance Corp.	52,480	2,049
	Endurance Specialty Holdings, Ltd.	29,705	1,944
	Everest Re Group, Ltd.	19,381	3,682
	F.N.B. Corp.	97,220	1,196

Index 400 Stock Portfolio

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	FactSet Research Systems, Inc.	18,809	3,049
	Federated Investors, Inc. - Class B	43,416	1,286
	First American Financial Corp.	50,765	1,994
	First Horizon National Corp.	107,352	1,635
	Fulton Financial Corp.	80,073	1,163
*	Genworth Financial, Inc. - Class A	230,574	1,144
	Hancock Holding Co.	35,879	1,164
	Hanover Insurance Group, Inc.	19,777	1,492
	International Bancshares Corp.	26,852	800
	Janus Capital Group, Inc.	66,241	928
	Kemper Corp.	22,476	884
	MarketAxess Holdings, Inc.	17,409	2,883
	MB Financial, Inc.	33,021	1,256
	Mercury General Corp.	16,873	925
	MSCI, Inc.	43,784	3,675
	New York Community Bancorp, Inc.	225,360	3,207
	Old Republic International Corp.	112,930	1,990
	PacWest Bancorp	55,713	2,391
	Primerica, Inc.	21,502	1,140
	PrivateBancorp, Inc.	36,782	1,689
	Prosperity Bancshares, Inc.	32,147	1,764
	Raymond James Financial, Inc.	58,344	3,396
	Reinsurance Group of America, Inc.	29,642	3,200
	RenaissanceRe Holdings, Ltd.	19,066	2,291
	SEI Investments Co.	62,700	2,860
*	Signature Bank	24,838	2,942
*	SLM Corp.	197,997	1,479
*	Stifel Financial Corp.	30,634	1,178
*	SVB Financial Group	24,077	2,661
	Synovus Financial Corp.	56,879	1,850
	TCF Financial Corp.	79,139	1,148
	Trustmark Corp.	31,289	862
	Umpqua Holdings Corp.	101,882	1,533
	Valley National Bancorp	117,742	1,146
	Waddell & Reed Financial, Inc. - Class A	38,329	696
	Washington Federal, Inc.	41,868	1,117
	Webster Financial Corp.	42,416	1,612
	WisdomTree Investments, Inc.	53,083	546
	WR Berkley Corp.	45,438	2,624

	Total		105,719

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care (8.0%)
*	ABIOMED, Inc.	18,517	2,381
*	Akorn, Inc.	40,819	1,113
*	Align Technology, Inc.	34,814	3,264
*	Allscripts Healthcare Solutions, Inc.	86,318	1,137
*	Amsurg Corp.	25,360	1,700
*	Bio-Rad Laboratories, Inc. - Class A	9,557	1,566
	Bio-Techne Corp.	17,256	1,890
*	Catalent, Inc.	57,711	1,491
*	Charles River Laboratories International, Inc.	21,882	1,824
*	Community Health Systems, Inc.	52,578	607
*	Halyard Health, Inc.	21,594	748
	Hill-Rom Holdings, Inc.	27,564	1,708
*	IDEXX Laboratories, Inc.	41,429	4,670
*	LifePoint Health, Inc.	19,744	1,169
*	LivaNova PLC	20,435	1,228
*	MEDNAX, Inc.	42,575	2,821
*	Molina Healthcare, Inc.	19,711	1,150
*	NuVasive, Inc.	23,570	1,571
	Owens & Minor, Inc.	28,875	1,003
*	PAREXEL International Corp.	24,471	1,699
*	Prestige Brands Holdings, Inc.	24,484	1,182
	ResMed, Inc.	65,100	4,218
	STERIS PLC	39,860	2,914
	Teleflex, Inc.	20,375	3,424
*	Tenet Heathcare Corp.	36,837	835
*	United Therapeutics Corp.	20,112	2,375
*	VCA, Inc.	37,416	2,618
*	WellCare Health Plans, Inc.	20,482	2,398
	West Pharmaceutical Services, Inc.	33,877	2,524

	Total		57,228

	Industrials (13.9%)
	A.O. Smith Corp.	34,301	3,389
*	AECOM	71,112	2,114
	AGCO Corp.	31,526	1,555
*	Avis Budget Group, Inc.	43,762	1,497
	B/E Aerospace, Inc.	47,021	2,429
	Carlisle Cos., Inc.	29,899	3,067
	CEB, Inc.	14,901	812
	CLARCOR, Inc.	22,561	1,466
*	Clean Harbors, Inc.	24,208	1,162
*	Copart, Inc.	45,042	2,412
	Crane Co.	22,968	1,447
	Curtiss-Wright Corp.	20,554	1,873
	Deluxe Corp.	22,564	1,508
	Donaldson Co., Inc.	61,596	2,299
*	Dycom Industries, Inc.	14,540	1,189
	EMCOR Group, Inc.	28,131	1,677

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	EnerSys	20,093	1,390
*	Esterline Technologies Corp.	13,601	1,034
*	FTI Consulting, Inc.	19,516	870
	GATX Corp.	18,692	833
*	Genesee & Wyoming, Inc. - Class A	26,487	1,826
	Graco, Inc.	25,762	1,906
	Granite Construction, Inc.	18,321	911
	Herman Miller, Inc.	27,690	792
	HNI Corp.	20,569	819
	Hubbell, Inc.	23,810	2,565
	Huntington Ingalls Industries, Inc.	21,649	3,321
	IDEX Corp.	35,225	3,296
	ITT, Inc.	41,457	1,486
*	JetBlue Airways Corp.	149,742	2,582
	Joy Global, Inc.	45,419	1,260
	KBR, Inc.	65,921	997
	Kennametal, Inc.	36,876	1,070
*	Kirby Corp.	24,918	1,549
*	KLX, Inc.	24,387	858
	Landstar System, Inc.	19,483	1,326
	Lennox International, Inc.	18,103	2,843
	Lincoln Electric Holdings, Inc.	29,255	1,832
	ManpowerGroup, Inc.	31,709	2,291
	MSA Safety, Inc.	14,410	836
	MSC Industrial Direct Co., Inc. - Class A	20,578	1,511
	Nordson Corp.	24,610	2,452
*	NOW, Inc.	49,727	1,066
*	Old Dominion Freight Line, Inc.	32,201	2,209
	Orbital ATK, Inc.	27,093	2,065
	Oshkosh Corp.	34,000	1,904
	Regal Beloit Corp.	20,707	1,232
	Rollins, Inc.	44,442	1,301
*	Teledyne Technologies, Inc.	16,035	1,731
	Terex Corp.	50,248	1,277
	The Timken Co.	32,599	1,146
	The Toro Co.	50,577	2,369
	Trinity Industries, Inc.	70,510	1,705
	Triumph Group, Inc.	22,917	639
	Valmont Industries, Inc.	10,474	1,410
	Wabtec Corp.	41,698	3,405
	Watsco, Inc.	11,933	1,681
	Werner Enterprises, Inc.	20,671	481
	Woodward, Inc.	25,602	1,600

	Total		99,573

	Information Technology (17.5%)
*	3D Systems Corp.	49,321	885
*	ACI Worldwide, Inc.	54,214	1,051
*	Acxiom Corp.	35,816	954

Index 400 Stock Portfolio

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Advanced Micro Devices, Inc.	339,759	2,348
*	ANSYS, Inc.	40,355	3,737
*	ARRIS International PLC	88,223	2,499
*	Arrow Electronics, Inc.	42,228	2,701
	Avnet, Inc.	58,930	2,420
	Belden, Inc.	19,488	1,344
	Broadridge Financial Solutions, Inc.	54,726	3,710
	Brocade Communications Systems, Inc.	185,477	1,712
*	Cadence Design Systems, Inc.	135,261	3,453
	CDK Global, Inc.	69,469	3,985
*	Ciena Corp.	63,904	1,393
*	Cirrus Logic, Inc.	27,920	1,484
	Cognex Corp.	39,379	2,082
*	CommVault Systems, Inc.	19,115	1,016
	Computer Sciences Corp.	64,974	3,392
*	comScore, Inc.	20,714	635
	Convergys Corp.	44,376	1,350
*	CoreLogic, Inc.	40,854	1,602
*	Cree, Inc.	46,662	1,200
	Cypress Semiconductor Corp.	148,606	1,807
	Diebold, Inc.	34,756	862
	DST Systems, Inc.	15,092	1,780
	Fair Isaac Corp.	14,276	1,779
*	Fortinet, Inc.	67,915	2,508
*	Gartner, Inc.	38,228	3,381
	Ingram Micro, Inc. - Class A	69,246	2,469
*	Integrated Device Technology, Inc.	62,150	1,436
	InterDigital, Inc.	15,848	1,255
	Intersil Corp. - Class A	62,692	1,375
*	IPG Photonics Corp.	17,215	1,418
	j2 Global, Inc.	22,215	1,480
	Jabil Circuit, Inc.	88,413	1,929
	Jack Henry & Associates, Inc.	36,338	3,109
*	Keysight Technologies, Inc.	78,628	2,492
*	Knowles Corp.	41,036	576
	Leidos Holdings, Inc.	65,771	2,847
	Lexmark International, Inc. - Class A	28,984	1,158
*	Manhattan Associates, Inc.	33,131	1,909
	MAXIMUS, Inc.	30,025	1,698
	Mentor Graphics Corp.	50,042	1,323
*	Microsemi Corp.	52,371	2,198
	Monolithic Power Systems, Inc.	17,236	1,387
	National Instruments Corp.	48,794	1,386
*	NCR Corp.	57,280	1,844
*	NetScout Systems, Inc.	42,564	1,245

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NeuStar, Inc. - Class A	25,222	671
	Plantronics, Inc.	15,354	798
*	PTC, Inc.	53,189	2,357
*	Rackspace Hosting, Inc.	49,477	1,568
	Science Applications International Corp.	20,740	1,439
*	Silicon Laboratories, Inc.	19,246	1,132
*	Synaptics, Inc.	16,107	943
	SYNNEX Corp.	13,431	1,533
*	Synopsys, Inc.	70,022	4,156
*	Tech Data Corp.	16,293	1,380
	Teradyne, Inc.	93,616	2,020
*	Trimble, Inc.	115,290	3,293
*	Tyler Technologies, Inc.	15,301	2,620
*	The Ultimate Software Group, Inc.	13,389	2,737
*	VeriFone Systems, Inc.	51,346	808
*	ViaSat, Inc.	20,980	1,566
	Vishay Intertechnology, Inc.	62,358	879
*	WebMD Health Corp.	18,038	896
*	WEX, Inc.	17,789	1,923
*	Zebra Technologies Corp. - Class A	24,415	1,699

	Total		126,022

	Materials (7.1%)
	Allegheny Technologies, Inc.	50,429	911
	AptarGroup, Inc.	29,119	2,254
	Ashland Global Holdings, Inc.	28,733	3,332
	Bemis Co., Inc.	43,821	2,235
	Cabot Corp.	28,861	1,513
	Carpenter Technology Corp.	21,567	890
	Commercial Metals Co.	53,037	859
	Compass Minerals International, Inc.	15,634	1,152
	Domtar Corp.	28,957	1,075
	Eagle Materials, Inc.	22,320	1,725
	Grief, Inc. - Class A	11,929	592
*	Louisiana-Pacific Corp.	65,773	1,238
	Minerals Technologies, Inc.	16,119	1,139
	NewMarket Corp.	4,276	1,836
	Olin Corp.	76,419	1,568
	Packaging Corp. of America	43,599	3,543
	PolyOne Corp.	38,898	1,315
	Reliance Steel & Aluminum Co.	33,559	2,417
	Royal Gold, Inc.	30,199	2,338
	RPM International, Inc.	61,599	3,309
	The Scotts Miracle-Gro Co. - Class A	20,963	1,746

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Sensient Technologies Corp.	20,720	1,571
Silgan Holdings, Inc.	19,028	963
Sonoco Products Co.	46,378	2,450
Steel Dynamics, Inc.	112,785	2,818
United States Steel Corp.	77,947	1,470
The Valspar Corp.	33,743	3,579
Worthington Industries, Inc.	20,394	980

Total		50,818

Real Estate (11.6%)
Alexander & Baldwin, Inc.	21,311	819
Alexandria Real Estate Equities, Inc.	36,077	3,924
American Campus Communities, Inc.	60,365	3,071
Camden Property Trust	40,444	3,387
Care Capital Properties, Inc.	38,840	1,107
Communications Sales & Leasing, Inc.	62,896	1,976
Corporate Office Properties Trust	43,844	1,243
Corrections Corp. of America	54,376	754
DCT Industrial Trust, Inc.	41,711	2,025
Douglas Emmett, Inc.	66,388	2,432
Duke Realty Corp.	162,291	4,435
Education Realty Trust, Inc.	33,799	1,458
EPR Properties	29,439	2,318
Equity One, Inc.	42,573	1,303
First Industrial Realty Trust, Inc.	54,071	1,526
Healthcare Realty Trust, Inc.	53,608	1,826
Highwoods Properties, Inc.	45,626	2,378
Hospitality Properties Trust	75,978	2,258
Jones Lang LaSalle, Inc.	20,904	2,379
Kilroy Realty Corp.	42,650	2,958
Lamar Advertising Co. - Class A	38,333	2,503
LaSalle Hotel Properties	52,313	1,249
Liberty Property Trust	67,894	2,739
Life Storage, Inc.	21,467	1,909
Mack-Cali Realty Corp.	41,480	1,129
Medical Properties Trust, Inc.	135,395	2,000
Mid-America Apartment Communities, Inc.	34,949	3,285
National Retail Properties, Inc.	68,016	3,459
Omega Healthcare Investors, Inc.	89,503	3,173

Index 400 Stock Portfolio

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
Post Properties, Inc.	24,753	1,637
Potlatch Corp.	18,748	729
Rayonier, Inc.	56,849	1,509
Regency Centers Corp.	48,346	3,746
Senior Housing Properties Trust	109,880	2,495
Tanger Factory Outlet Centers, Inc.	44,443	1,731
Taubman Centers, Inc.	27,943	2,079
Urban Edge Properties	42,323	1,191
Washington Prime Group, Inc.	85,758	1,062
Weingarten Realty Investors	54,414	2,121

Total		83,323

Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	43,044	1,170

Total		1,170

Utilities (5.4%)
Aqua America, Inc.	82,048	2,501
Atmos Energy Corp.	48,049	3,578
Black Hills Corp.	24,210	1,482
Great Plains Energy, Inc.	95,832	2,615
Hawaiian Electric Industries, Inc.	50,061	1,494
IDACORP, Inc.	23,321	1,825

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	MDU Resources Group, Inc.	90,365	2,299
	National Fuel Gas Co.	39,323	2,126
	New Jersey Resources Corp.	39,860	1,310
	NorthWestern Corp.	22,160	1,275
	OGE Energy Corp.	92,399	2,922
	ONE Gas, Inc.	24,171	1,495
	PNM Resources, Inc.	36,855	1,206
	Southwest Gas Corp.	21,969	1,535
*	Talen Energy Corp.	39,843	552
	UGI Corp.	80,159	3,626
	Vectren Corp.	38,327	1,924
	Westar Energy, Inc.	65,579	3,722
	WGL Holdings, Inc.	23,625	1,481

	Total		38,968

	Total Common Stocks
	(Cost: $544,724)		701,567

	Short-Term Investments (1.8%)

	Commercial Paper (0.6%)
(b)	Apple, Inc., 0.510%, 12/5/16 144A	1,500,000	1,499
(b)	Microsoft Corp., 0.600%, 1/10/17 144A	1,500,000	1,497
(b)	Wal-Mart Stores, 0.440%, 11/7/16 144A	1,000,000	999

	Total		3,995

	Short-Term Investments (1.8%)	Shares/ $ Par	Value $ (000’s)

	US Government & Agencies (1.2%)
(b)	Federal Home Loan Bank Discount Note, 0.000%, 10/18/16	1,500,000	1,500
(b)	Federal Home Loan Bank Discount Note, 0.000%, 10/5/16	1,000,000	1,000
(b)	Federal Home Loan Bank Discount Note, 0.000%, 10/19/16	1,000,000	1,000
(b)	Federal Home Loan Bank Discount Note, 0.000%, 10/21/16	1,200,000	1,200
(b)	Federal Home Loan Bank Discount Note, 0.000%, 11/14/16	2,000,000	2,000
(b)	Federal Home Loan Bank Discount Note, 0.000%, 2/24/17	1,200,000	1,198
(b)	Federal Home Loan Bank Discount Note, 0.000%, 10/26/16	1,000,000	1,000

	Total		8,898

	Total Short-Term Investments
	(Cost: $12,891)		12,893

	Total Investments (99.5%)
	(Cost: $557,615)(a)		714,460

	Other Assets, Less
	Liabilities (0.5%)		3,339

	Net Assets (100.0%)		717,799

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $3,995 representing 0.6% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $557,615 and the net unrealized appreciation of investments based on that cost was $156,845 which is comprised of $195,306 aggregate gross unrealized appreciation and $38,461 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2016, $16,148)	103	12/16	$(187)

Index 400 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$701,567	$-	$-
Short-Term Investments	-	12,893	-
Total Assets:	$701,567	$12,893	$-
Liabilities:
Other Financial Instruments^
Futures	(187)	-	-
Total Liabilities:	$(187)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (92.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.2%)
	Advance Auto Parts, Inc.	31,526	4,701
	Carnival Corp.	74,939	3,659
	CST Brands, Inc.	110,661	5,322
	Delphi Automotive PLC	40,173	2,865
	Honda Motor Co., Ltd., ADR	120,507	3,485
	Johnson Controls International PLC	290,446	13,515
	Mattel, Inc.	30,066	910
	Polaris Industries, Inc.	35,342	2,737
	PulteGroup, Inc.	181,103	3,629
	Ralph Lauren Corp.	26,034	2,633
	Target Corp.	58,194	3,997
	Thor Industries, Inc.	20,533	1,739

	Total		49,192

	Consumer Staples (5.9%)
	ConAgra Foods, Inc.	149,992	7,066
	General Mills, Inc.	56,817	3,629
	The J.M. Smucker Co.	26,736	3,624
	Kellogg Co.	37,545	2,909
	Mead Johnson Nutrition Co.	21,719	1,716
	Mondelez International, Inc.	119,930	5,265
	Sysco Corp.	89,849	4,403

	Total		28,612

	Energy (11.2%)
	Anadarko Petroleum Corp.	99,803	6,324
	Baker Hughes, Inc.	96,201	4,855
	Cimarex Energy Co.	17,111	2,299
	Devon Energy Corp.	144,430	6,371
	EQT Corp.	115,864	8,414
*	FMC Technologies, Inc.	34,572	1,026
	Frank’s International NV	197,457	2,567
	Halliburton Co.	110,545	4,961
	National Oilwell Varco, Inc.	89,413	3,285
	Noble Energy, Inc.	182,547	6,524
	Occidental Petroleum Corp.	82,689	6,030
	Spectra Energy Partners LP	27,513	1,202

	Total		53,858

	Financials (27.7%)
	Aflac, Inc.	32,603	2,343
	The Allstate Corp.	33,888	2,344
	Ameriprise Financial, Inc.	36,203	3,612
	Bank of Hawaii Corp.	47,355	3,439
	BB&T Corp.	145,038	5,471
	Boston Properties, Inc.	17,424	2,375
	Brown & Brown, Inc.	99,770	3,762
	Capitol Federal Financial, Inc.	333,860	4,697
	Chubb, Ltd.	52,564	6,605
	Comerica, Inc.	60,563	2,866
	Commerce Bancshares, Inc.	98,813	4,868
	Empire State Realty Trust, Inc.	123,509	2,588
	Franklin Resources, Inc.	6,732	239

	Common Stocks (92.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Host Hotels & Resorts, Inc.	143,623	2,236
	Invesco, Ltd.	130,915	4,094
	M&T Bank Corp.	38,796	4,504
	MetLife, Inc.	74,743	3,321
	MGM Growth Properties LLC - Class A	119,361	3,112
	Northern Trust Corp.	214,806	14,605
	Piedmont Office Realty Trust, Inc. - Class A	225,287	4,904
	PNC Financial Services Group, Inc.	63,535	5,724
	ProAssurance Corp.	50,879	2,670
	Reinsurance Group of America, Inc.	55,475	5,988
	State Street Corp.	68,357	4,760
	SunTrust Banks, Inc.	63,473	2,780
	T. Rowe Price Group, Inc.	48,260	3,209
	Torchmark Corp.	27,497	1,757
	UMB Financial Corp.	55,074	3,274
	Unum Group	127,361	4,497
	Welltower, Inc.	50,946	3,809
	Westamerica Bancorporation	88,539	4,505
	Weyerhaeuser Co.	255,334	8,155

	Total		133,113

	Health Care (7.6%)
	Abbott Laboratories	86,438	3,656
	Baxter International, Inc.	83,422	3,971
	Becton, Dickinson and Co.	7,006	1,259
*	Boston Scientific Corp.	48,121	1,145
	Cardinal Health, Inc.	29,559	2,297
*	LifePoint Health, Inc.	136,958	8,112
	Quest Diagnostics, Inc.	54,510	4,613
	STERIS PLC	43,739	3,197
	Zimmer Biomet Holdings, Inc.	63,638	8,274

	Total		36,524

	Industrials (10.5%)
*	Clean Harbors, Inc.	54,460	2,613
	CSX Corp.	214,985	6,557
	Cummins, Inc.	26,510	3,397
	Emerson Electric Co.	54,510	2,971
	Heartland Express, Inc.	279,322	5,274
	Hubbell, Inc.	47,922	5,163
*	IHS Markit, Ltd.	45,687	1,716
	Ingersoll-Rand PLC	65,461	4,447
	ITT, Inc.	28,409	1,018
	Oshkosh Corp.	19,271	1,079
	Parker Hannifin Corp.	24,451	3,069
	Republic Services, Inc.	122,792	6,195
	Rockwell Automation, Inc.	20,187	2,470
	Textron, Inc.	108,173	4,300

	Total		50,269

	Information Technology (7.2%)
	Applied Materials, Inc.	241,347	7,277
*	Keysight Technologies, Inc.	170,999	5,419

Mid Cap Value Portfolio

	Common Stocks (92.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Lam Research Corp.	32,730	3,100
	Maxim Integrated Products, Inc.	149,887	5,985
	NetApp, Inc.	70,257	2,517
	TE Connectivity, Ltd.	75,878	4,885
	Teradyne, Inc.	248,865	5,370

	Total		34,553

	Materials (2.6%)
	Bemis Co., Inc.	25,444	1,298
	Nucor Corp.	18,478	913
	Sonoco Products Co.	67,046	3,542
	WestRock Co.	140,796	6,826

	Total		12,579

	Telecommunication Services (0.9%)
	CenturyLink, Inc.	78,288	2,148
*	Level 3 Communications, Inc.	45,454	2,108

	Total		4,256

	Utilities (8.7%)
	Ameren Corp.	72,944	3,587
	Atmos Energy Corp.	43,751	3,258
	Consolidated Edison, Inc.	44,073	3,319
	Edison International	109,391	7,904
	Eversource Energy	40,704	2,205
	NorthWestern Corp.	56,124	3,229
	PG&E Corp.	119,036	7,281
	Spire, Inc.	62,834	4,005
	Xcel Energy, Inc.	170,599	7,019

	Total		41,807

	Total Common Stocks
	(Cost: $399,631)		444,763

Foreign Common Stocks (3.7%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (2.3%)
Imperial Oil, Ltd.	Canada	357,799	11,193

Total			11,193

Industrials (1.4%)
Royal Philips Electronics NV	Netherlands	223,226	6,615

Total			6,615

Total Foreign Common Stocks
(Cost: $18,272)			17,808

Investment Companies (2.4%)

Investment Companies (2.4%)
iShares Russell Midcap Value Index Fund		151,675	11,644

Total Investment Companies
(Cost: $11,222)			11,644

Total Investments (98.6%)
(Cost: $429,125)(a)			474,215

Other Assets, Less
Liabilities (1.4%)			6,623

Net Assets (100.0%)			480,838

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $429,125 and the net unrealized appreciation of investments based on that cost was $45,090 which is comprised of $52,824 aggregate gross unrealized appreciation and $7,734 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	12,552	9,574	12/16	$-	$(85)	$(85)
Sell	HSBC Bank USA NA	EUR	4,980	5,619	12/16	-	(20)	(20)
Sell	HSBC Bank USA NA	JPY	207,144	2,051	12/16	21	-	21

						$21	$(105)	$(84)

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$444,763	$-	$-
Foreign Common Stocks	17,808	-	-
Investment Companies	11,644	-	-
Other Financial Instruments^
Forward Currency Contracts	-	21	-
Total Assets:	$474,215	$21	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(105)	-
Total Liabilities:	$-	$(105)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended September 30, 2016, there were transfers from Level 2 to Level 1 in the amount of $6,615 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016. These securities did not require the use of fair value procedures on September 30, 2016.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.2%)
	Bloomin’ Brands, Inc.	259,647	4,476
*	Burlington Stores, Inc.	58,989	4,779
	Core-Mark Holding Co., Inc.	88,952	3,184
*	Del Frisco’s Restaurant Group, Inc.	78,819	1,062
	DSW, Inc. - Class A	103,040	2,110
	Dunkin’ Brands Group, Inc.	86,572	4,509
*	Five Below, Inc.	69,954	2,818
*	G-III Apparel Group, Ltd.	77,332	2,254
	HSN, Inc.	82,042	3,265
*	Kate Spade & Co.	225,513	3,863
*	La Quinta Holdings, Inc.	267,536	2,991
	Marriott Vacations Worldwide Corp.	60,468	4,434
	Monro Muffler Brake, Inc.	57,803	3,536
	Papa John’s International, Inc.	46,110	3,636
*	Steven Madden, Ltd.	143,266	4,951
*	Tenneco, Inc.	115,085	6,706
*	TopBuild Corp.	122,040	4,052
*	Vista Outdoor, Inc.	93,822	3,740
	Visteon Corp.	33,320	2,388
*	Wayfair, Inc.	60,534	2,383
	Wingstop, Inc.	112,409	3,294

	Total		74,431

	Consumer Staples (3.5%)
	Casey’s General Stores, Inc.	36,967	4,442
*	Natural Grocers by Vitamin Cottage, Inc.	155,284	1,733
*	Post Holdings, Inc.	55,517	4,284
	PriceSmart, Inc.	52,063	4,361
*	TreeHouse Foods, Inc.	42,322	3,690

	Total		18,510

	Energy (1.5%)
	PBF Energy, Inc.	90,770	2,055
*	PDC Energy, Inc.	34,475	2,312
*	RSP Permian, Inc.	86,817	3,367

	Total		7,734

	Financials (7.3%)
	AMERISAFE, Inc.	83,090	4,884
	Evercore Partners, Inc.	89,430	4,607
*	FCB Financial Holdings, Inc. - Class A	89,910	3,455
*	First Hawaiian, Inc.	96,600	2,595
	First Merchants Corp.	171,890	4,598
	Great Western Bancorp, Inc.	86,900	2,895
	IBERIABANK Corp.	40,570	2,723
	James River Group Holdings, Ltd.	98,320	3,559

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	MGIC Investment Corp.	317,390	2,539
	Sandy Spring Bancorp, Inc.	67,970	2,079
	Sterling Bancorp	243,940	4,269

	Total		38,203

	Health Care (21.2%)
*	Acadia Healthcare Co., Inc.	55,558	2,753
*	Acorda Therapeutics, Inc.	65,370	1,365
*	Aerie Pharmaceuticals, Inc.	107,171	4,045
*	Agios Pharmaceuticals, Inc.	27,997	1,479
*	Alder Biopharmaceuticals, Inc.	110,860	3,633
*	Amicus Therapeutics, Inc.	179,400	1,328
*	Anika Therapeutics, Inc.	72,320	3,460
*	Aratana Therapeutics, Inc.	193,000	1,806
*	ARIAD Pharmaceuticals, Inc.	135,270	1,852
	Atrion Corp.	8,844	3,773
*	Bluebird Bio, Inc.	38,621	2,618
*	Coherus Biosciences, Inc.	108,593	2,908
*	Cynosure, Inc. - Class A	85,248	4,342
*	Five Prime Therapeutics, Inc.	69,976	3,673
*	Flexion Therapeutics, Inc.	103,150	2,016
*	Globus Medical, Inc. - Class A	217,000	4,898
*	GlycoMimetics, Inc.	101,985	729
*	ICU Medical, Inc.	37,040	4,681
*	Intersect ENT, Inc.	114,952	1,821
*	Ionis Pharmaceuticals, Inc.	79,848	2,926
*	Ironwood Pharmaceuticals, Inc.	25,900	411
*	LivaNova PLC	45,740	2,749
*	The Medicines Co.	89,770	3,388
*	Natus Medical, Inc.	83,090	3,265
*	Neurocrine Biosciences, Inc.	59,737	3,025
*	Novavax, Inc.	430,896	896
*	Omnicell, Inc.	126,499	4,845
*	Ophthotech Corp.	50,167	2,314
*	Otonomy, Inc.	125,474	2,282
*	PAREXEL International Corp.	73,660	5,116
*	Portola Pharmaceuticals, Inc.	90,800	2,062
*	PTC Therapeutics, Inc.	80,324	1,125
*	Team Health Holdings, Inc.	63,421	2,065
*	Tesaro, Inc.	48,790	4,891
	U.S. Physical Therapy, Inc.	55,556	3,483
*	Ultragenyx Pharmaceutical, Inc.	42,819	3,038
*	Vascular Solutions, Inc.	104,579	5,044
*	WellCare Health Plans, Inc.	42,875	5,020

	Total		111,125

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials (15.4%)
	AAON, Inc.	130,483	3,760
	Altra Industrial Motion Corp.	110,288	3,195
*	American Woodmark Corp.	42,333	3,411
*	Armstrong World Industries, Inc.	71,632	2,960
*	Astronics Corp.	81,976	3,693
	AZZ, Inc.	69,113	4,511
	Celadon Group, Inc.	142,239	1,243
	Deluxe Corp.	62,590	4,182
*	Esterline Technologies Corp.	40,558	3,084
	Exponent, Inc.	110,076	5,620
*	Generac Holdings, Inc.	118,024	4,284
*	Genesee & Wyoming, Inc. - Class A	42,529	2,932
*	GP Strategies Corp.	45,312	1,116
	HEICO Corp. - Class A	66,030	3,995
*	Huron Consulting Group, Inc.	58,580	3,501
	Knight Transportation, Inc.	161,125	4,623
	Lennox International, Inc.	32,253	5,065
*	Manitowoc Foodservice, Inc.	95,257	1,545
	Marten Transport, Ltd.	91,980	1,932
*	On Assignment, Inc.	105,025	3,811
*	SiteOne Landscape Supply, Inc.	57,355	2,061
*	Teledyne Technologies, Inc.	39,600	4,274
	The Toro Co.	55,148	2,583
*	WageWorks, Inc.	58,900	3,588

	Total		80,969

	Information Technology (23.9%)
*	Aspen Technology, Inc.	63,407	2,967
	Blackbaud, Inc.	50,278	3,335
*	Bottomline Technologies, Inc.	57,936	1,351
*	BroadSoft, Inc.	71,525	3,330
*	CACI International, Inc. - Class A	30,640	3,092
*	Cardtronics PLC	142,284	6,346
	Cass Information Systems, Inc.	49,270	2,791
*	Cirrus Logic, Inc.	64,880	3,448
*	comScore, Inc.	80,395	2,465
*	Envestnet, Inc.	152,144	5,546
*	EPAM Systems, Inc.	44,071	3,055
*	ePlus, Inc.	32,710	3,088
*	Everyday Health, Inc.	288,195	2,216
*	Exlservice Holdings, Inc.	102,767	5,122
	Fair Isaac Corp.	53,821	6,706
*	Five9, Inc.	221,354	3,471
*	GrubHub, Inc.	74,095	3,185
*	Guidewire Software, Inc.	74,707	4,481

Small Cap Growth Stock Portfolio

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	HubSpot, Inc.	65,538	3,776
*	Integrated Device Technology, Inc.	194,872	4,502
	j2 Global, Inc.	72,431	4,825
*	MACOM Technology Solutions Holdings, Inc.	33,400	1,414
	MAXIMUS, Inc.	71,132	4,023
	MKS Instruments, Inc.	100,370	4,991
*	NetScout Systems, Inc.	83,690	2,448
*	Paycom Software, Inc.	63,340	3,175
*	PTC, Inc.	72,538	3,214
*	Q2 Holdings, Inc.	44,105	1,264
*	Rogers Corp.	48,402	2,956
*	Take-Two Interactive Software, Inc.	77,665	3,501
*	Tyler Technologies, Inc.	38,643	6,617
*	Verint Systems, Inc.	66,392	2,498
*	WebMD Health Corp.	37,429	1,860

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	WEX, Inc.	41,520	4,488
*	Zendesk, Inc.	117,400	3,605

	Total		125,152

	Materials (4.3%)
*	Boise Cascade Co.	140,438	3,567
	Graphic Packaging Holding Co.	345,060	4,827
*	Headwaters, Inc.	272,385	4,609
*	Omnova Solutions, Inc.	300,217	2,534
	PolyOne Corp.	136,645	4,620
	Silgan Holdings, Inc.	49,042	2,481

	Total		22,638

	Real Estate (2.3%)
	CoreSite Realty Corp.	73,110	5,413
	HFF, Inc. - Class A	129,593	3,588
	Sunstone Hotel Investors, Inc.	242,184	3,098

	Total		12,099

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.8%)
*	ORBCOMM, Inc.	215,741	2,211
*	Vonage Holdings Corp.	292,300	1,932

	Total		4,143

	Total Common Stocks
	(Cost: $427,217)		495,004

	Investment Companies (4.1%)

	Investment Companies (4.1%)
	iShares Russell 2000 Growth Index Fund	145,966	21,735

	Total Investment Companies
	(Cost: $20,447)		21,735

	Total Investments (98.5%)
	(Cost: $447,664)(a)		516,739

	Other Assets, Less
	Liabilities (1.5%)		7,742

	Net Assets (100.0%)		524,481

*	Non-Income Producing

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $447,664 and the net unrealized appreciation of investments based on that cost was $69,075 which is comprised of $106,173 aggregate gross unrealized appreciation and $37,098 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$495,004	$-	$-
Investment Companies	21,735	-	-
Total Assets:	$516,739	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.2%)
*	American Axle & Manufacturing Holdings, Inc.	15,737	271
*	American Public Education, Inc.	3,309	66
	Arctic Cat, Inc.	2,686	42
*	Asbury Automotive Group, Inc.	4,061	226
*	Barnes & Noble Education, Inc.	7,913	76
	Barnes & Noble, Inc.	11,504	130
*	Belmond, Ltd.	17,384	221
	Big 5 Sporting Goods Corp.	3,673	50
*	Biglari Holdings, Inc.	209	91
*	BJ’s Restaurants, Inc.	4,131	147
	Blue Nile, Inc.	2,392	82
	Bob Evans Farms, Inc.	4,069	156
*	Boyd Gaming Corp.	16,873	334
	The Buckle, Inc.	5,744	138
	Caleres, Inc.	8,934	226
	Callaway Golf Co.	19,358	225
	Capella Education Co.	2,381	138
*	Career Education Corp.	13,248	90
	The Cato Corp. - Class A	5,360	176
*	Cavco Industries, Inc.	1,736	172
	The Children’s Place, Inc.	3,778	302
*	Chuy’s Holdings, Inc.	3,458	97
*	Cooper-Standard Holding, Inc.	3,563	352
	Core-Mark Holding Co., Inc.	9,524	341
*	Crocs, Inc.	15,128	126
	DineEquity, Inc.	3,524	279
*	Dorman Products, Inc.	6,248	399
	Drew Industries, Inc.	5,062	496
*	The E.W. Scripps Co. - Class A	11,793	187
*	El Pollo Loco Holdings, Inc.	4,429	56
	Ethan Allen Interiors, Inc.	5,255	164
*	Express, Inc.	16,141	190
*	Fiesta Restaurant Group, Inc.	5,542	133
	The Finish Line, Inc. - Class A	8,532	197
*	Five Below, Inc.	11,296	455
*	Fox Factory Holding Corp.	4,726	109
*	Francesca’s Holdings Corp.	7,806	120
	Fred’s, Inc. - Class A	7,216	65
*	FTD Cos, Inc.	3,550	73
	Gannett Co., Inc.	23,992	279
*	Genesco, Inc.	4,269	232

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Gentherm, Inc.	7,510	236
*	G-III Apparel Group, Ltd.	8,478	247
	Group 1 Automotive, Inc.	4,088	261
	Harte-Hanks, Inc.	9,577	16
	Haverty Furniture Cos., Inc.	3,927	79
*	Hibbett Sports, Inc.	4,607	184
*	Iconix Brand Group, Inc.	11,555	94
*	Installed Building Products, Inc.	4,084	146
	Interval Leisure Group, Inc.	21,896	376
*	iRobot Corp.	5,595	246
*	Kirkland’s, Inc.	3,010	37
	La-Z-Boy, Inc.	10,122	249
*	LGI Homes, Inc.	3,462	128
	Lithia Motors, Inc. - Class A	4,817	460
*	Lumber Liquidators Holdings, Inc.	5,588	110
	M.D.C. Holdings, Inc.	8,076	208
*	M/I Homes, Inc.	5,078	120
	The Marcus Corp.	3,883	97
*	MarineMax, Inc.	5,000	105
	Marriott Vacations Worldwide Corp.	5,000	367
*	Meritage Homes Corp.	7,744	269
*	Monarch Casino & Resort, Inc.	2,246	57
	Monro Muffler Brake, Inc.	6,647	407
*	Motorcar Parts of America, Inc.	3,835	110
	Movado Group, Inc.	3,155	68
*	Nautilus, Inc.	6,404	145
	Nutrisystem, Inc.	6,079	180
	Oxford Industries, Inc.	3,072	208
	Papa John’s International, Inc.	5,482	432
*	Perry Ellis International, Inc.	2,488	48
	PetMed Express, Inc.	4,226	86
*	Popeyes Louisiana Kitchen, Inc.	4,380	233
*	Red Robin Gourmet Burgers, Inc.	2,736	123
*	Regis Corp.	7,221	91
	Rent-A-Center, Inc.	10,935	138
*	Ruby Tuesday, Inc.	12,380	31
	Ruth’s Hospitality Group, Inc.	6,258	88
	Scholastic Corp.	5,513	217
*	Scientific Games Corp. - Class A	10,451	118

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Select Comfort Corp.	9,455	204
	Shoe Carnival, Inc.	2,911	78
	Sonic Automotive, Inc. - Class A	5,504	103
	Sonic Corp.	9,788	256
	Stage Stores, Inc.	5,183	29
	Standard Motor Products, Inc.	4,115	197
	Stein Mart, Inc.	6,373	40
*	Steven Madden, Ltd.	11,352	392
*	Strayer Education, Inc.	2,147	100
	Sturm, Ruger & Co., Inc.	3,906	226
	Superior Industries International, Inc.	4,709	137
	Tailored Brands, Inc.	10,015	157
*	The Tile Shop Holdings, Inc.	6,478	107
*	TopBuild Corp.	7,914	263
*	Tuesday Morning Corp.	9,172	55
*	Unifi, Inc.	3,109	91
*	Universal Electronics, Inc.	2,979	222
	Universal Technical Institute, Inc.	4,310	8
*	Vera Bradley, Inc.	4,025	61
*	Vitamin Shoppe, Inc.	4,941	133
*	VOXX International Corp.	4,057	12
*	WCI Communities, Inc.	4,500	107
	Winnebago Industries, Inc.	5,537	130
	Wolverine World Wide, Inc.	20,472	471
	World Wrestling Entertainment, Inc. - Class A	7,597	162
*	Zumiez, Inc.	3,625	65

	Total		18,330

	Consumer Staples (2.7%)
	The Andersons, Inc.	5,399	195
	B&G Foods, Inc.	13,671	672
	Calavo Growers, Inc.	3,159	207
	Cal-Maine Foods, Inc.	6,122	236
*	Central Garden & Pet Co.	2,059	54
*	Central Garden & Pet Co. - Class A	6,898	171
*	Darling Ingredients, Inc.	33,884	458
	Inter Parfums, Inc.	3,517	113
	J&J Snack Foods Corp.	3,073	366
	Medifast, Inc.	2,293	87
	Sanderson Farms, Inc.	4,090	394
*	Seneca Foods Corp. - Class A	1,285	36
	SpartanNash Co.	7,713	223
*	SUPERVALU, Inc.	54,713	273

Index 600 Stock Portfolio

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Universal Corp.	4,687	273
	WD-40 Co.	2,931	330

	Total		4,088

	Energy (2.9%)
	Archrock, Inc.	14,334	187
	Atwood Oceanics, Inc.	12,406	108
*	Basic Energy Services, Inc.	7,835	7
*	Bill Barrett Corp.	12,395	69
*	Bonanza Creek Energy, Inc.	8,599	9
	Bristow Group, Inc.	6,569	92
	CARBO Ceramics, Inc.	3,773	41
*	Carrizo Oil & Gas, Inc.	11,374	462
*	Cloud Peak Energy, Inc.	12,624	69
*	Contango Oil & Gas Co.	4,565	47
*	Era Group, Inc.	3,997	32
*	Exterran Corp.	6,439	101
*	Geospace Technologies Corp.	2,744	53
	Green Plains, Inc.	7,322	192
	Gulf Island Fabrication, Inc.	2,771	26
*	GulfMark Offshore, Inc. - Class A	4,033	7
*	Helix Energy Solutions Group, Inc.	21,565	175
*	Hornbeck Offshore Services, Inc.	6,658	37
*	Matrix Service Co.	5,460	102
*	Newpark Resources, Inc.	17,400	128
*	Northern Oil and Gas, Inc.	9,175	25
*	PDC Energy, Inc.	11,577	776
*	Pioneer Energy Services Corp.	13,311	54
*	REX American Resources Corp.	1,165	99
*	SEACOR Holdings, Inc.	3,316	197
*	Synergy Resources Corp.	41,278	286
	Tesco Corp.	9,553	78
*	TETRA Technologies, Inc.	19,085	117
	Tidewater, Inc.	9,690	27
*	Unit Corp.	10,603	197
	US Silica Holdings, Inc.	13,045	607

	Total		4,407

	Financials (14.7%)
	American Equity Investment Life Holding Co.	18,116	321
	Ameris Bancorp	7,179	251
	AMERISAFE, Inc.	3,953	232
	Astoria Financial Corp.	18,776	274
	Banc of California, Inc.	10,203	178
	Bank Mutual Corp.	8,635	66
	Banner Corp.	5,491	240

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	BofI Holding, Inc.	11,853	266
	Boston Private Financial Holdings, Inc.	17,174	220
	Brookline Bancorp, Inc.	14,517	177
	Calamos Asset Management, Inc.	3,424	23
	Capstead Mortgage Corp.	19,761	186
	Cardinal Financial Corp.	6,682	174
	Central Pacific Financial Corp.	6,380	161
	City Holding Co.	3,089	155
	Columbia Banking System, Inc.	11,950	391
	Community Bank System, Inc.	9,112	438
*	Customers Bancorp, Inc.	5,281	133
	CVB Financial Corp.	20,669	364
	Dime Community Bancshares, Inc.	6,457	108
*	eHealth, Inc.	3,411	38
	Employers Holdings, Inc.	6,678	199
*	Encore Capital Group, Inc.	4,833	109
*	Enova International, Inc.	4,786	46
	Evercore Partners, Inc.	7,985	411
*	EZCORP, Inc. - Class A	9,976	110
	Financial Engines, Inc.	10,939	325
*	First BanCorp/Puerto Rico	23,696	123
	First Commonwealth Financial Corp.	18,312	185
	First Financial Bancorp.	12,756	279
	First Financial Bankshares, Inc.	13,599	496
	First Midwest Bancorp, Inc.	16,740	324
*	First NBC Bank Holding, Co.	3,286	31
	FirstCash, Inc.	9,965	469
	Glacier Bancorp, Inc.	15,681	447
	Great Western Bancorp, Inc.	12,083	403
*	Green Dot Corp. - Class A	8,822	204
	Greenhill & Co., Inc.	5,670	134
	Hanmi Financial Corp.	6,642	175
	HCI Group, Inc.	1,775	54
	Home BancShares, Inc.	25,433	529
	Hope Bancorp, Inc.	26,139	454
	Horace Mann Educators Corp.	8,268	303
	Independent Bank Corp./Rockland MA	5,420	293
	Infinity Property & Casualty Corp.	2,278	188
	Interactive Brokers Group, Inc. - Class A	13,848	488
*	INTL FCStone, Inc.	3,071	119

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Investment Technology Group, Inc.	6,436	110
	LegacyTexas Financial Group, Inc.	8,540	270
*	LendingTree, Inc.	1,480	144
	Maiden Holdings, Ltd.	12,952	164
	The Navigators Group, Inc.	2,278	221
	NBT Bancorp, Inc.	8,866	292
	Northfield Bancorp, Inc.	9,256	149
	Northwest Bancshares, Inc.	21,105	332
	OFG Bancorp	9,040	91
	Old National Bancorp	27,793	391
	Opus Bank	3,740	132
	Oritani Financial Corp.	7,824	123
	Pinnacle Financial Partners, Inc.	8,929	483
*	Piper Jaffray Cos., Inc.	2,944	142
*	PRA Group, Inc.	9,541	330
	ProAssurance Corp.	10,953	575
	Provident Financial Services, Inc.	12,331	262
	RLI Corp.	7,844	536
	S&T Bancorp, Inc.	7,188	208
	Safety Insurance Group, Inc.	2,933	197
	Selective Insurance Group, Inc.	11,901	474
	ServisFirst Bancshares, Inc.	4,540	236
	Simmons First National Corp. - Class A	5,949	297
	Southside Bancshares, Inc.	5,026	162
	Sterling Bancorp/DE	26,898	471
	Stewart Information Services Corp.	4,811	214
*	Texas Capital Bancshares, Inc.	9,461	520
	Tompkins Financial Corp.	2,508	192
	TrustCo Bank Corp. NY	19,681	140
	UMB Financial Corp.	8,973	534
	United Bankshares, Inc.	13,837	521
	United Community Banks, Inc.	14,580	307
	United Fire Group, Inc.	4,444	188
	United Insurance Holdings Corp.	3,654	62
	Universal Insurance Holdings, Inc.	6,716	169
	Virtus Investment Partners, Inc.	1,176	115
*	Walker & Dunlop, Inc.	5,709	144
	Westamerica Bancorporation	5,277	269
	Wintrust Financial Corp.	10,637	591
*	World Acceptance Corp.	1,231	60

	Total		22,112

Index 600 Stock Portfolio

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care (11.1%)
	Abaxis, Inc.	4,639	239
	Aceto Corp.	6,104	116
*	Acorda Therapeutics, Inc.	9,498	198
*	Adeptus Health, Inc., Class A	3,097	133
*	Air Methods Corp.	7,135	225
*	Albany Molecular Research, Inc.	4,589	76
*	Almost Family, Inc.	1,839	68
*	AMAG Pharmaceuticals, Inc.	7,031	172
*	Amedisys, Inc.	5,732	272
*	AMN Healthcare Services, Inc.	9,892	315
*	Amphastar Pharmaceuticals, Inc.	6,456	122
	Analogic Corp.	2,548	226
*	AngioDynamics, Inc.	5,923	104
*	ANI Pharmaceuticals, Inc.	1,636	109
*	Anika Therapeutics, Inc.	3,042	146
*	BioTelemetry, Inc.	5,769	107
*	Cambrex Corp.	6,618	294
	Cantel Medical Corp.	7,469	582
	Chemed Corp.	3,333	470
	Computer Programs and Systems, Inc.	2,201	57
	CONMED Corp.	5,097	204
*	CorVel Corp.	2,058	79
*	Cross Country Healthcare, Inc.	6,790	80
	CryoLife, Inc.	5,529	97
*	Cynosure, Inc. - Class A	4,886	249
*	Depomed, Inc.	12,633	316
*	Diplomat Pharmacy, Inc.	8,882	249
*	Eagle Pharmaceuticals, Inc./DE	1,642	115
*	Emergent BioSolutions, Inc.	7,080	223
*	Enanta Pharmaceuticals, Inc.	2,861	76
	Ensign Group, Inc.	9,769	197
*	Haemonetics Corp.	10,560	382
*	HealthEquity, Inc.	8,849	335
*	HealthStream, Inc.	5,227	144
*	Healthways, Inc.	6,504	172
*	HMS Holdings Corp.	17,384	385
*	ICU Medical, Inc.	2,989	378
*	Impax Laboratories, Inc.	15,205	360
*	Inogen, Inc.	3,268	196
*	Integer Holdings Corp.	5,643	122
*	Integra LifeSciences Holdings Corp.	6,153	508
	Invacare Corp.	6,534	73
	Kindred Healthcare, Inc.	17,551	179

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Landauer, Inc.	1,977	88
*	Lannett Co., Inc.	6,000	159
*	LHC Group, Inc.	3,064	113
*	Ligand Pharmaceuticals, Inc. - Class B	3,907	399
*	Luminex Corp.	8,158	185
*	Magellan Health, Inc.	5,060	272
*	Masimo Corp.	9,042	538
*	The Medicines Co.	14,322	541
*	Medidata Solutions, Inc.	11,243	627
	Meridian Bioscience, Inc.	8,664	167
*	Merit Medical Systems, Inc.	9,139	222
*	MiMedx Group, Inc.	20,841	179
*	Momenta Pharmaceuticals, Inc.	12,876	151
*	Natus Medical, Inc.	6,783	266
*	Nektar Therapeutics	28,148	484
*	Neogen Corp.	7,735	433
*	Omnicell, Inc.	7,444	285
*	PharMerica Corp.	6,333	178
	Phibro Animal Health Corp. - Class A	3,813	104
*	The Providence Service Corp.	2,567	125
	Quality Systems, Inc.	9,370	106
*	Quorum Health Corp.	6,070	38
*	Repligen Corp.	6,956	210
*	SciClone Pharmaceuticals, Inc.	10,281	105
*	Select Medical Holdings Corp.	21,923	296
*	Spectrum Pharmaceuticals, Inc.	14,532	68
*	Supernus Pharmaceuticals, Inc.	10,192	252
*	Surgical Care Affiliates, Inc.	5,711	278
*	Surmodics, Inc.	2,686	81
	US Physical Therapy, Inc.	2,577	162
*	Vascular Solutions, Inc.	3,601	174
*	Zeltiq Aesthetics, Inc.	7,342	288

	Total		16,724

	Industrials (16.2%)
	AAON, Inc.	8,172	236
	AAR Corp.	6,643	208
	ABM Industries, Inc.	11,513	457
	Actuant Corp. - Class A	12,132	282
*	Aegion Corp.	7,123	136
*	Aerojet Rocketdyne Holdings, Inc.	14,328	252
*	Aerovironment, Inc.	4,237	103
	Alamo Group, Inc.	1,941	128
	Albany International Corp. - Class A	5,949	252

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Allegiant Travel Co.	2,681	354
*	American Woodmark Corp.	2,887	233
	Apogee Enterprises, Inc.	5,928	265
	Applied Industrial Technologies, Inc.	8,040	376
	ArcBest Corp.	4,930	94
	Astec Industries, Inc.	3,937	236
*	Atlas Air Worldwide Holdings, Inc.	5,112	219
	AZZ, Inc.	5,338	348
	Barnes Group, Inc.	10,309	418
	Brady Corp. - Class A	9,618	333
	Briggs & Stratton Corp.	8,875	166
	The Brink’s Co.	9,178	340
	CDI Corp.	2,833	16
	Celadon Group, Inc.	5,685	50
*	Chart Industries, Inc.	6,298	207
	CIRCOR International, Inc.	3,381	201
	Comfort Systems USA, Inc.	7,644	224
	Cubic Corp.	5,112	239
*	DXP Enterprises, Inc.	2,657	75
*	Echo Global Logistics, Inc.	5,671	131
	Encore Wire Corp.	4,261	157
*	Engility Holdings, Inc.	3,634	114
	EnPro Industries, Inc.	4,428	252
	ESCO Technologies, Inc.	5,294	246
	Essendant, Inc.	7,678	158
	Exponent, Inc.	5,349	273
	Federal Signal Corp.	12,338	164
	Forward Air Corp.	6,229	269
	Franklin Electric Co., Inc.	7,896	321
	G&K Services, Inc. - Class A	4,052	387
	General Cable Corp.	10,147	152
*	Gibraltar Industries, Inc.	6,445	239
	The Greenbrier Cos., Inc.	5,806	205
	Griffon Corp.	6,257	106
	Harsco Corp.	16,505	164
*	Hawaiian Holdings, Inc.	10,997	534
	Healthcare Services Group, Inc.	14,917	590
	Heartland Express, Inc.	8,916	168
	Heidrick & Struggles International, Inc.	3,825	71
	Hillenbrand, Inc.	12,992	411
*	Hub Group, Inc. - Class A	6,909	282
	Insperity, Inc.	3,920	285
	Interface, Inc.	13,342	223
	John Bean Technologies Corp.	6,002	423
	Kaman Corp.	5,577	245
	Kelly Services, Inc. - Class A	5,993	115

Index 600 Stock Portfolio

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Knight Transportation, Inc.	13,673	392
	Korn/Ferry International	11,796	248
	Lindsay Corp.	2,188	162
*	Lydall, Inc.	3,529	180
	Marten Transport, Ltd.	4,747	100
	Matson, Inc.	8,844	353
	Matthews International Corp. - Class A	6,611	402
	Mobile Mini, Inc.	9,149	276
*	Moog, Inc. - Class A	6,698	399
	Mueller Industries, Inc.	11,770	382
	Multi-Color Corp.	2,708	179
*	MYR Group, Inc.	3,305	99
	National Presto Industries, Inc.	1,015	89
*	Navigant Consulting, Inc.	9,758	197
*	On Assignment, Inc.	10,104	367
*	Orion Marine Group, Inc.	5,699	39
*	Patrick Industries, Inc.	2,997	186
*	PGT, Inc.	10,076	108
	Powell Industries, Inc.	1,759	70
*	Proto Labs, Inc.	5,004	300
	Quanex Building Products Corp.	7,046	122
	R.R. Donnelley & Sons Co.	42,212	664
	Raven Industries, Inc.	7,444	171
	Resources Connection, Inc.	7,462	112
*	Roadrunner Transportation Systems, Inc.	6,233	50
*	Saia, Inc.	5,189	155
	Simpson Manufacturing Co., Inc.	8,467	372
	SkyWest, Inc.	10,611	280
*	SPX Corp.	8,597	173
*	SPX FLOW, Inc.	8,606	266
	Standex International Corp.	2,631	244
*	TASER International, Inc.	10,745	307
*	Team, Inc.	6,037	197
	Tennant Co.	3,620	235
	Tetra Tech, Inc.	11,823	419
	Titan International, Inc.	9,012	91
*	Trex Co., Inc.	6,042	355
*	TrueBlue, Inc.	8,744	198
	UniFirst Corp.	3,172	418
	Universal Forest Products, Inc.	4,181	412
	US Ecology, Inc.	4,483	201
*	Veritiv Corp.	1,680	84
	Viad Corp.	4,176	154
*	Vicor Corp.	3,287	38
*	Wabash National Corp.	13,159	187
*	WageWorks, Inc.	7,534	459

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Watts Water Technologies, Inc. - Class A	5,735	372

	Total		24,397

	Information Technology (14.6%)
	ADTRAN, Inc.	9,964	191
*	Advanced Energy Industries, Inc.	8,168	387
*	Agilysys, Inc.	3,070	34
*	Anixter International, Inc.	5,852	378
	Badger Meter, Inc.	5,990	201
	Bel Fuse, Inc. - Class B	1,789	43
*	Benchmark Electronics, Inc.	10,081	252
	Black Box Corp.	3,118	43
	Blackbaud, Inc.	9,783	649
*	Blucora, Inc.	7,863	88
*	Bottomline Technologies, Inc.	7,660	179
	Brooks Automation, Inc.	14,130	192
	Cabot Microelectronics Corp.	4,969	263
*	CACI International, Inc. - Class A	5,007	505
*	CalAmp Corp.	7,462	104
*	Cardtronics PLC	9,312	415
*	CEVA, Inc.	4,315	151
*	Ciber, Inc.	15,214	18
*	Coherent, Inc.	5,007	554
	Cohu, Inc.	5,107	60
	Comtech Telecommunications Corp.	4,800	62
*	Cray, Inc.	8,384	197
	CSG Systems International, Inc.	6,661	275
	CTS Corp.	6,744	125
	Daktronics, Inc.	8,219	78
*	DHI Group, Inc.	10,311	81
*	Digi International, Inc.	5,345	61
*	Diodes, Inc.	7,939	169
*	DSP Group, Inc.	4,507	54
	DTS, Inc.	3,631	155
	Ebix, Inc.	4,614	262
*	Electro Scientific Industries, Inc.	6,479	37
*	Electronics for Imaging, Inc.	9,618	471
*	ePlus, Inc.	1,358	128
*	Exar Corp.	8,573	80
*	Exlservice Holdings, Inc.	6,896	344
*	Fabrinet	7,453	332
*	FARO Technologies, Inc.	3,433	123
	Forrester Research, Inc.	2,045	80
*	Gerber Scientific, Inc.	2,359	-
*	Harmonic, Inc.	16,064	95

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	II-VI, Inc.	11,218	273
*	Insight Enterprises, Inc.	7,302	238
*	Interactive Intelligence Group, Inc.	3,662	220
*	Itron, Inc.	6,849	382
*	Ixia	12,889	161
*	Kopin Corp.	12,509	27
*	Kulicke and Soffa Industries, Inc.	14,493	187
*	Liquidity Services, Inc.	4,936	56
	Littelfuse, Inc.	4,622	595
*	LivePerson, Inc.	10,943	92
	LogMeIn, Inc.	5,210	471
*	Lumentum Holdings, Inc.	11,256	470
	ManTech International Corp. - Class A	5,156	194
*	Mercury Systems, Inc.	8,309	204
	Methode Electronics, Inc. - Class A	7,607	266
*	MicroStrategy, Inc. - Class A	1,934	324
	MKS Instruments, Inc.	11,028	548
	Monotype Imaging Holdings, Inc.	8,401	186
*	Monster Worldwide, Inc.	18,335	66
	MTS Systems Corp.	3,433	158
*	Nanometrics, Inc.	5,104	114
*	NETGEAR, Inc.	6,744	408
	NIC, Inc.	12,767	300
*	OSI Systems, Inc.	3,707	242
	Park Electrochemical Corp.	3,916	68
*	Perficient, Inc.	7,433	150
*	Plexus Corp.	6,883	322
	Power Integrations, Inc.	5,947	375
*	Progress Software Corp.	9,980	272
*	Qualys, Inc.	5,899	225
*	QuinStreet, Inc.	7,441	23
*	Rambus, Inc.	22,624	283
*	Rofin-Sinar Technologies, Inc.	5,849	188
*	Rogers Corp.	3,714	227
*	Rudolph Technologies, Inc.	6,369	113
*	Sanmina Corp.	15,215	433
*	ScanSource, Inc.	5,276	193
*	Semtech Corp.	13,498	374
*	Shutterstock, Inc.	3,965	253
*	SPS Commerce, Inc.	3,365	247
*	Stamps.com, Inc.	3,306	312
*	Super Micro Computer, Inc.	7,813	183
*	Sykes Enterprises, Inc.	8,152	229
*	Synchronoss Technologies, Inc.	8,641	356

Index 600 Stock Portfolio

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Take-Two Interactive Software, Inc.	17,708	798
*	Tangoe, Inc.	4,789	40
	TeleTech Holdings, Inc.	3,307	96
	Tessera Technologies, Inc.	9,999	384
*	TiVo Corp.	25,071	488
*	TTM Technologies, Inc.	14,860	170
*	Ultratech, Inc.	4,849	112
*	VASCO Data Security International, Inc.	6,207	109
*	Veeco Instruments, Inc.	8,366	164
*	Viavi Solutions, Inc.	47,822	353
*	Virtusa Corp.	5,657	140
*	XO Group, Inc.	5,117	99

	Total		21,877

	Materials (5.2%)
	A. Schulman, Inc.	6,011	175
*	AK Steel Holding Corp.	49,036	237
	American Vanguard Corp.	5,317	85
	Balchem Corp.	6,511	505
*	Boise Cascade Co.	7,977	203
	Calgon Carbon Corp.	10,422	158
*	Century Aluminum Co.	10,218	71
	The Chemours Co.	37,358	598
*	Clearwater Paper Corp.	3,498	226
	Deltic Timber Corp.	2,176	147
*	Flotek Industries, Inc.	10,527	153
	FutureFuel Corp.	4,680	53
	H.B. Fuller Co.	10,352	481
	Hawkins, Inc.	1,965	85
	Haynes International, Inc.	2,571	96
*	Headwaters, Inc.	15,257	258
*	Ingevity Corp.	8,667	400
	Innophos Holdings, Inc.	4,000	156
	Innospec, Inc.	4,935	300
*	Intrepid Potash, Inc.	11,512	13
	Kaiser Aluminum Corp.	3,702	320
	KapStone Paper & Packaging Corp.	18,091	342
*	Koppers Holdings, Inc.	4,252	137
*	Kraton Performance Polymers, Inc.	6,352	223
*	LSB Industries, Inc.	4,141	36
	Materion Corp.	4,111	126
	Myers Industries, Inc.	4,493	58
	Neenah Paper, Inc.	3,454	273
	Olympic Steel, Inc.	1,873	41
	PH Glatfelter Co.	8,965	194
	Quaker Chemical Corp.	2,728	289
	Rayonier Advanced Materials, Inc.	8,906	119
	Schweitzer-Mauduit International, Inc.	6,290	243
	Stepan Co.	4,005	291
*	Stillwater Mining Co.	24,925	333

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	SunCoke Energy, Inc.	13,212	106
*	TimkenSteel Corp.	8,011	84
	Tredegar Corp.	5,214	97
*	US Concrete, Inc.	2,916	134

	Total		7,846

	Real Estate (6.2%)
	Acadia Realty Trust	16,394	594
	Agree Realty Corp.	4,821	238
	American Assets Trust, Inc.	8,227	357
	CareTrust REIT, Inc.	11,919	176
	Cedar Realty Trust, Inc.	15,636	113
	Chesapeake Lodging Trust	12,373	283
	CoreSite Realty Corp.	6,984	517
	Cousins Properties, Inc.	43,267	452
	DiamondRock Hospitality Co.	41,356	376
	EastGroup Properties, Inc.	6,771	498
*	Forestar Group, Inc.	5,468	64
	Four Corners Property Trust, Inc.	12,328	263
	Franklin Street Properties Corp.	21,886	276
	The GEO Group, Inc.	15,438	367
	Getty Realty Corp.	5,419	130
	Government Properties Income Trust	14,645	331
	HFF, Inc. - Class A	7,213	200
	Kite Realty Group Trust	17,166	476
	Lexington Realty Trust	43,907	452
	LTC Properties, Inc.	8,074	420
	Parkway Properties, Inc.	17,027	290
	Pennsylvania Real Estate Investment Trust	14,311	330
	PS Business Parks, Inc.	4,015	456
	RE/MAX Holdings, Inc.	3,633	159
	Retail Opportunity Investments Corp.	22,412	492
	Sabra Health Care REIT, Inc.	13,441	338
	Saul Centers, Inc.	2,423	161
	Summit Hotel Properties, Inc.	17,967	237
	Universal Health Realty Income Trust	2,574	162
	Urstadt Biddle Properties, Inc. - Class A	5,937	132

	Total		9,340

	Telecommunication Services (1.1%)
*	8x8, Inc.	18,462	285
	ATN International, Inc.	2,195	143
*	Cincinnati Bell, Inc.	43,267	176
	Cogent Communications Holdings, Inc.	8,444	311

	Common Stocks (90.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Consolidated Communications Holdings, Inc.	10,428	263
*	General Communication, Inc. - Class A	5,664	78
	Inteliquent, Inc.	7,047	114
*	Iridium Communications, Inc.	16,537	134
*	Lumos Networks Corp.	4,830	68
	Spok Holdings, Inc.	4,230	75

	Total		1,647

	Utilities (3.1%)
	ALLETE, Inc.	10,166	606
	American States Water Co.	7,526	301
	Avista Corp.	13,115	548
	California Water Service Group	9,876	317
	El Paso Electric Co.	8,342	390
	Northwest Natural Gas Co.	5,672	341
	Piedmont Natural Gas Co., Inc.	16,716	1,004
	South Jersey Industries, Inc.	16,362	484
	Spire, Inc.	9,396	599

	Total		4,590

	Total Common Stocks
	(Cost: $115,737)		135,358

	Investment Companies (2.8%)

	Investment Companies (2.8%)
	iShares Core S&P Small-Cap ETF	33,718	4,186

	Total Investment Companies
	(Cost: $4,194)		4,186

	Short-Term Investments (6.0%)

	Commercial Paper (2.7%)
	Apple, Inc., 0.510%, 12/5/16 144A	1,000,000	999
	Bank Of America NA, 0.970%, 1/4/17 144A	1,000,000	1,000
	Microsoft Corp., 0.580%, 1/4/17 144A	500,000	499
	Microsoft Corp., 0.600%, 1/10/17 144A	500,000	499
	Wal-mart Stores, 0.340%, 10/31/16 144A	500,000	500
	Wal-mart Stores, 0.440%, 11/7/16 144A	500,000	500

	Total		3,997

Index 600 Stock Portfolio

	Short-Term Investments (6.0%)	Shares/ $ Par	Value $(000’s)

	US Government & Agencies (3.3%)
(k)	Federal Home Loan Bank Discount Note, 0.000%, 10/3/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/19/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/21/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/26/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/28/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 11/29/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 12/5/16	500,000	500

Short-Term Investments (6.0%)	Shares/ $ Par	Value $(000’s)

US Government & Agencies continued
Federal Home Loan Bank Discount Note, 0.000%, 12/9/16	500,000	500
Federal Home Loan Bank Discount Note, 0.000%, 12/14/16	500,000	500
Federal Home Loan Bank Discount Note, 0.000%, 12/22/08	500,000	499

Total		4,999

Total Short-Term Investments
(Cost: $8,995)		8,996

Total Investments (98.8%)
(Cost: $128,926)(a)		148,540

Other Assets, Less
Liabilities (1.2%)		1,787

Net Assets (100.0%)		150,327

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $3,997 representing 2.7% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $128,926 and the net unrealized appreciation of investments based on that cost was $19,614 which is comprised of $27,060 aggregate gross unrealized appreciation and $7,446 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2016.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JP Morgan Chase London	1-Month USD Libor +1 Basis Point (Bps)	S&P SmallCap 600 Index	5/17	10,575	$112

						$112

(k)	Cash or securities with an aggregate value of $500 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2016.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$135,358	$-	$-
Investment Companies	4,186	-	-
Short-Term Investments	-	8,996	-
Other Financial Instruments^
Total Return Swaps	-	112	-
Total Assets:	$139,544	$9,108	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.2%)
	Aaron’s, Inc.	179,100	4,553
*	American Public Education, Inc.	102,100	2,023
	Cable One, Inc.	5,100	2,978
	Capella Education Co.	61,800	3,587
*	Cavco Industries, Inc.	36,700	3,635
*	Crocs, Inc.	114,400	950
	CSS Industries, Inc.	91,100	2,330
	Culp, Inc.	98,900	2,944
*	Dorman Products, Inc.	76,200	4,869
	Drew Industries, Inc.	73,200	7,175
	Ethan Allen Interiors, Inc.	96,100	3,005
	Fred’s, Inc. - Class A	143,659	1,302
*	Genesco, Inc.	30,300	1,650
	Interval Leisure Group, Inc.	135,800	2,332
	New Media Investment Group, Inc.	219,000	3,394
*	Party City Holdco, Inc.	96,400	1,650
	Pier 1 Imports, Inc.	117,272	497
	Pool Corp.	66,500	6,286
*	Red Robin Gourmet Burgers, Inc.	41,500	1,865
	Scholastic Corp.	54,300	2,137
*	Sportsman’s Warehouse Holdings, Inc.	173,600	1,826
*	Steven Madden, Ltd.	103,400	3,574

	Total		64,562

	Consumer Staples (3.2%)
	Energizer Holdings, Inc.	72,400	3,617
	Pinnacle Foods, Inc.	56,100	2,815
*	Post Holdings, Inc.	38,700	2,986
	PriceSmart, Inc.	47,922	4,014
	SpartanNash Co.	113,300	3,277
	Vector Group, Ltd.	98,249	2,115

	Total		18,824

	Energy (4.4%)
*	Matador Resources Co.	220,500	5,367
	Oceaneering International, Inc.	90,900	2,501
*	Parsley Energy, Inc. - Class A	106,400	3,566
*	Rice Energy, Inc.	113,800	2,971
	Tesco Corp.	299,300	2,442
*	TETRA Technologies, Inc.	337,800	2,064
	Western Refining, Inc.	93,400	2,471
*	WPX Energy, Inc.	330,500	4,359

	Total		25,741

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials (27.9%)
	Assured Guaranty, Ltd.	102,900	2,855
	BankUnited, Inc.	186,300	5,626
	Bats Global Markets, Inc.	73,445	2,213
	Beneficial Bancorp, Inc.	275,839	4,058
	CoBiz Financial, Inc.	213,200	2,838
	Columbia Banking System, Inc.	183,900	6,017
	Compass Diversified Holdings	163,300	2,838
*	Conyers Park Acquisition Corp.	95,100	1,022
	East West Bancorp, Inc.	211,098	7,749
	Employers Holdings, Inc.	94,700	2,825
*	First Hawaiian, Inc.	72,485	1,947
	Glacier Bancorp, Inc.	174,600	4,980
*	Green Dot Corp. - Class A	145,500	3,355
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129,900	3,036
	Hercules Capital, Inc.	313,300	4,248
	Home BancShares, Inc.	549,600	11,437
	Hope Bancorp, Inc.	237,800	4,131
	Houlihan Lokey, Inc.	60,975	1,527
	Janus Capital Group, Inc.	160,900	2,254
	Kinsale Capital Group, Inc.	50,381	1,108
	Main Street Capital Corp.	71,100	2,441
	Meridian Bancorp, Inc.	111,900	1,742
	National Bank Holdings Corp. - Class A	164,700	3,849
	National Interstate Corp.	98,500	3,204
	Pinnacle Financial Partners, Inc.	45,300	2,450
	Popular, Inc.	156,500	5,981
	ProAssurance Corp.	142,300	7,468
	Prosperity Bancshares, Inc.	113,500	6,230
	Radian Group, Inc.	308,100	4,175
	Redwood Trust, Inc.	166,300	2,355
	RenaissanceRe Holdings, Ltd.	11,800	1,418
*	Safeguard Scientifics, Inc.	118,100	1,531
	Safety Insurance Group, Inc.	34,100	2,292
	Sandy Spring Bancorp, Inc.	115,700	3,538
	State Auto Financial Corp.	107,600	2,562
*	SVB Financial Group	53,400	5,903
	Synovus Financial Corp.	59,900	1,949
*	Texas Capital Bancshares, Inc.	51,800	2,845
	Towne Bank	213,300	5,126
	TPG Specialty Lending, Inc.	132,700	2,403
	United Financial Bancorp, Inc.	273,600	3,787

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Webster Financial Corp.	106,733	4,057
	Wintrust Financial Corp.	77,300	4,296
	WSFS Financial Corp.	95,200	3,474

	Total		161,140

	Health Care (7.0%)
	Analogic Corp.	32,900	2,915
	Atrion Corp.	13,300	5,674
	Ensign Group, Inc.	52,600	1,059
*	Haemonetics Corp.	117,810	4,266
*	Halyard Health, Inc.	134,840	4,673
	National HealthCare Corp.	39,563	2,611
*	Quidel Corp.	160,100	3,537
*	Select Medical Holdings Corp.	194,300	2,623
*	Triple-S Management Corp. - Class B	83,000	1,820
*	WellCare Health Plans, Inc.	35,000	4,098
	West Pharmaceutical Services, Inc.	96,800	7,212

	Total		40,488

	Industrials (13.6%)
*	Aegion Corp.	194,700	3,713
	Applied Industrial Technologies, Inc.	62,000	2,898
*	Beacon Roofing Supply, Inc.	107,600	4,527
	Brady Corp. - Class A	95,000	3,288
	CIRCOR International, Inc.	61,500	3,663
*	Colfax Corp.	67,300	2,115
	Cubic Corp.	21,100	988
	ESCO Technologies, Inc.	110,400	5,125
*	FTI Consulting, Inc.	70,300	3,133
*	Genesee & Wyoming, Inc. - Class A	65,600	4,523
	Hillenbrand, Inc.	64,390	2,037
	Kaman Corp.	51,900	2,279
*	Kirby Corp.	42,300	2,629
	KMG Chemicals, Inc.	98,300	2,785
	Landstar System, Inc.	121,900	8,299
	Matthews International Corp. - Class A	36,400	2,212
	McGrath RentCorp	123,808	3,926
	MSA Safety, Inc.	36,100	2,095
*	Navigant Consulting, Inc.	204,100	4,127
*	RBC Bearings, Inc.	40,000	3,059
	Sun Hydraulics Corp.	95,000	3,066
	Triumph Group, Inc.	80,200	2,236
	Universal Forest Products, Inc.	42,700	4,205
	Universal Logistics Holdings, Inc.	117,393	1,575

	Total		78,503

Small Cap Value Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (10.7%)
*	Advanced Energy Industries, Inc.	89,700	4,245
	Badger Meter, Inc.	84,800	2,842
	Belden, Inc.	120,200	8,293
	Brooks Automation, Inc.	201,300	2,740
	Cabot Microelectronics Corp.	63,800	3,376
*	Callidus Software, Inc.	144,100	2,644
	CSRA, Inc.	105,000	2,824
*	Harmonic, Inc.	492,500	2,920
	Intersil Corp. - Class A	175,500	3,849
*	Ixia	244,400	3,055
*	Knowles Corp.	277,900	3,904
	Littelfuse, Inc.	60,400	7,780
	Methode Electronics, Inc. - Class A	86,200	3,014
*	Progress Software Corp.	122,500	3,332
*	Rightside Group, Ltd.	59,996	546
*	Rudolph Technologies, Inc.	82,900	1,471
	SYNNEX Corp.	46,800	5,340

	Total		62,175

	Materials (4.7%)
	American Vanguard Corp.	136,700	2,195
	Carpenter Technology Corp.	108,500	4,477

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Clearwater Paper Corp.	82,600	5,342
	Innospec, Inc.	46,695	2,840
	Minerals Technologies, Inc.	87,000	6,150
	Myers Industries, Inc.	263,200	3,419
	Reliance Steel & Aluminum Co.	36,200	2,607

	Total		27,030

	Real Estate (9.3%)
	Acadia Realty Trust	147,800	5,356
	American Assets Trust, Inc.	34,800	1,510
	American Campus Communities, Inc.	61,100	3,108
	CatchMark Timber Trust, Inc. - Class A	78,425	917
	Cedar Realty Trust, Inc.	689,300	4,963
	Douglas Emmett, Inc.	90,900	3,330
	EastGroup Properties, Inc.	60,300	4,436
	First Potomac Realty Trust	293,100	2,682
	Healthcare Realty Trust, Inc.	92,600	3,154
	Kilroy Realty Corp.	56,700	3,932
	Potlatch Corp.	88,900	3,457
	PS Business Parks, Inc.	38,500	4,372
	Retail Opportunity Investments Corp.	65,700	1,443

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
RLJ Lodging Trust	124,300	2,614
Saul Centers, Inc.	71,900	4,788
Washington Real Estate Investment Trust	111,500	3,470

Total		53,532

Utilities (6.1%)
Atmos Energy Corp.	44,100	3,284
El Paso Electric Co.	71,400	3,339
NorthWestern Corp.	92,300	5,310
NRG Energy, Inc.	193,900	2,174
ONE Gas, Inc.	108,700	6,722
PNM Resources, Inc.	209,800	6,865
Portland General Electric Co.	91,300	3,888
Southwest Gas Corp.	52,800	3,689

Total		35,271

Total Common Stocks
(Cost: $427,905)		567,266

Total Investments (98.1%)
(Cost: $427,905)(a)		567,266

Other Assets, Less
Liabilities (1.9%)		10,973

Net Assets (100.0%)		578,239

*	Non-Income Producing

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $427,905 and the net unrealized appreciation of investments based on that cost was $139,361 which is comprised of $152,792 aggregate gross unrealized appreciation and $13,431 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$567,266	$-	$-
Total Assets:	$567,266	$-	$-

International Growth Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
	Autoliv, Inc.	United States	52,500	5,607
	DENSO Corp.	Japan	178,500	7,041
	Domino’s Pizza, Inc.	United States	29,214	4,436
	Industria de Diseno Textil SA	Spain	399,057	14,793
	Informa PLC	United Kingdom	441,238	4,072
	InterContinental Hotels Group PLC, ADR	United Kingdom	277,616	11,557
*	Mohawk Industries, Inc.	United States	36,100	7,233
	Naspers, Ltd. - Class N	South Africa	40,800	7,062
	USS Co., Ltd.	Japan	434,000	7,267

	Total			69,068

	Consumer Staples (21.3%)
	Alimentation Couche-Tard, Inc.	Canada	29,300	1,420
	Anheuser-Busch InBev SA/NV	Belgium	157,800	20,669
	Associated British Foods PLC	United Kingdom	64,700	2,180
	BGF retail Co., Ltd.	South Korea	22,028	3,860
	Clicks Group, Ltd.	South Africa	238,675	2,211
	Fomento Economico Mexicano SAB de CV, ADR	Mexico	33,600	3,093
	Japan Tobacco, Inc.	Japan	201,800	8,197
	Molson Coors Brewing Co.	United States	31,300	3,437
	Nestle SA	Switzerland	382,081	30,106
	Philip Morris International, Inc.	United States	74,300	7,224
	PriceSmart, Inc.	United States	27,200	2,278
	Reckitt Benckiser Group PLC	United Kingdom	171,433	16,143
	Reynolds American, Inc.	United States	124,700	5,880
	SABMiller PLC	United Kingdom	86,915	5,064
	Svenska Cellulosa AB SCA	Sweden	126,600	3,760

	Total			115,522

	Energy (0.4%)
	Pason Systems, Inc.	Canada	156,400	2,002

	Total			2,002

	Financials (9.2%)
	AIA Group, Ltd.	Hong Kong	1,670,688	11,104
	Azimut Holding SpA	Italy	63,500	934
*	Berkshire Hathaway, Inc.	United States	37,000	5,345
	Housing Development Finance Corp., Ltd.	India	182,803	3,830
	Jyske Bank A/S	Denmark	55,400	2,583
*	KBC Group NV	Belgium	41,460	2,413
	Moody’s Corp.	United States	30,400	3,292
	MSCI, Inc.	United States	34,600	2,904
	Prudential PLC	United Kingdom	378,546	6,705
	S&P Global, Inc.	United States	37,000	4,683
	Seven Bank, Ltd.	Japan	664,097	2,109
	Svenska Handelsbanken AB	Sweden	286,200	3,933

	Total			49,835

	Health Care (18.2%)
	Astellas Pharma, Inc.	Japan	638,800	9,912
	Bayer AG	Germany	73,469	7,381

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	China Biologic Products, Inc.	United States	24,400	3,037
	CSL, Ltd.	Australia	202,495	16,583
	Essilor International SA	France	47,673	6,148
	Hoya Corp.	Japan	110,900	4,416
	Novartis AG	Switzerland	192,714	15,155
	Novo Nordisk A/S	Denmark	255,799	10,629
	Olympus Corp.	Japan	134,000	4,625
	ResMed, Inc.	United States	53,900	3,492
	Roche Holding AG	Switzerland	69,073	17,135

	Total			98,513

	Industrials (11.7%)
	ANDRITZ AG	Austria	114,854	6,252
	Assa Abloy AB	Sweden	642,200	13,048
	BAE Systems PLC	United Kingdom	544,000	3,695
	Berendsen PLC	United Kingdom	226,900	3,658
	East Japan Railway Co.	Japan	56,600	5,068
	Fagerhult AB	Sweden	119,200	3,189
	Howden Joinery Group PLC	United Kingdom	235,200	1,318
	Interpump Group SpA	Italy	161,100	2,745
	Intrum Justitia AB	Sweden	32,800	1,058
	MISUMI Group, Inc.	Japan	141,700	2,633
	OSG Corp.	Japan	126,900	2,506
	Prosegur Cia de Seguridad SA	Spain	356,200	2,489
	Schindler Holding AG	Switzerland	37,977	7,130
	SHO-BOND Holdings Co., Ltd.	Japan	62,000	2,870
	Sydney Airport	Australia	354,839	1,893
	Transurban Group	Australia	449,399	3,911

	Total			63,463

	Information Technology (15.7%)
*	58.com, Inc., ADR	Cayman Islands	40,800	1,944
*	Alibaba Group Holding, Ltd., ADR	China	29,579	3,129
*	Alphabet, Inc. - Class A	United States	9,800	7,880
	Amadeus IT Group SA - Class A	Spain	162,500	8,118
	ASML Holding NV	Netherlands	55,300	6,069
	Keyence Corp.	Japan	13,500	9,780
	Mastercard, Inc. - Class A	United States	101,200	10,299
	Nintendo Co., Ltd.	Japan	11,200	2,938
	Playtech PLC	Isle Of Man	196,793	2,321
	Rightmove PLC	United Kingdom	24,600	1,346
	SAP SE	Germany	132,561	12,050
	SS&C Technologies Holdings, Inc.	United States	82,800	2,662
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	728,000	4,239
	Visa, Inc.	United States	146,725	12,134

	Total			84,909

International Growth Portfolio

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

Materials (5.2%)
CRH PLC, ADR	Ireland	287,200	9,555
Franco-Nevada Corp.	Canada	26,600	1,858
James Hardie Industries PLC	Ireland	521,570	8,111
Martin Marietta Materials, Inc.	United States	20,100	3,600
The Sherwin-Williams Co.	United States	12,100	3,348
Tikkurila Oyj	Finland	84,300	1,814

Total			28,286

Real Estate (2.4%)
Azrieli Group, Ltd.	Israel	36,000	1,581
BUWOG AG	Austria	84,680	2,292
Hispania Activos Inmobiliarios SOCIMI SA	Spain	94,760	1,270
Merlin Properties Socimi SA	Spain	120,000	1,420
Mitsui Fudosan Co., Ltd.	Japan	242,000	5,096
Shaftesbury PLC	United Kingdom	110,000	1,383

Total			13,042

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.4%)
Safaricom, Ltd.	Kenya	10,911,800	2,144

Total			2,144

Total Foreign Common Stocks
(Cost: $508,983)			526,784

Total Investments (97.2%)
(Cost: $508,983)(a)			526,784

Other Assets, Less
Liabilities (2.8%)			15,396

Net Assets (100.0%)			542,180

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $508,983 and the net unrealized appreciation of investments based on that cost was $17,801 which is comprised of $39,390 aggregate gross unrealized appreciation and $21,589 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	18.2%
Japan	13.7%
Switzerland	12.8%
United Kingdom	10.5%
Spain	5.2%
Other	36.8%
Total	97.2%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Foreign Common Stocks	$526,784	$-	$-
Total Assets:	$526,784	$-	$-

For the period ended September 30, 2016, there were transfers from Level 2 to Level 1 in the amount of $512,513 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016. These securities did not require the use of fair value procedures on September 30, 2016.

Research International Core Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.1%)
	ABC-Mart, Inc.	Japan	32,800	2,219
*	Dufry AG	Switzerland	17,197	2,153
*	Esprit Holdings, Ltd.	Hong Kong	1,238,300	1,004
	GKN PLC	United Kingdom	1,717,217	7,129
	Koito Manufacturing Co., Ltd.	Japan	80,900	3,893
	LVMH Moet Hennessy Louis Vuitton SE	France	35,704	6,088
	USS Co., Ltd.	Japan	364,200	6,099
	Whitbread PLC	United Kingdom	98,359	4,992
	WPP PLC	United Kingdom	230,847	5,428
	Yum! Brands, Inc.	United States	19,082	1,733

	Total			40,738

	Consumer Staples (12.4%)
	Ambev SA, ADR	Brazil	467,704	2,848
	Danone SA	France	125,768	9,332
	Japan Tobacco, Inc.	Japan	197,200	8,010
	L’Oreal SA	France	42,052	7,941
	Nestle SA	Switzerland	238,125	18,763
	PriceSmart, Inc.	United States	26,105	2,187
	Reckitt Benckiser Group PLC	United Kingdom	91,893	8,653
	Sundrug Co., Ltd.	Japan	58,600	4,883

	Total			62,617

	Energy (5.2%)
	BP PLC	United Kingdom	1,530,783	8,929
*	Cairn Energy PLC	United Kingdom	679,253	1,655
	Enbridge, Inc.	Canada	71,493	3,142
	Eni SPA	Italy	305,992	4,407
	Galp Energia SGPS SA	Portugal	266,218	3,638
	Oil Search, Ltd.	Australia	555,394	3,014
	Technip SA	France	25,830	1,586

	Total			26,371

	Financials (19.3%)
	ABN AMRO Group NV	Netherlands	240,857	4,984
	AEON Financial Service Co., Ltd.	Japan	237,300	4,107
	AIA Group, Ltd.	Hong Kong	1,514,200	10,064
	AMP, Ltd.	Australia	857,679	3,466
	Aon PLC	United Kingdom	48,744	5,483
	Barclays PLC	United Kingdom	2,129,892	4,632
	BNP Paribas SA	France	130,272	6,698
	Cerved Information Solutions SPA	Italy	116,047	982
	DNB ASA	Norway	378,098	4,952
	HDFC Bank, Ltd., ADR	India	57,512	4,134
	Hiscox, Ltd.	Bermuda	249,749	3,373
	Intesa Sanpaolo SPA	Italy	2,488,622	5,518
*	Julius Baer Group, Ltd.	Switzerland	73,054	2,973
	Kasikornbank PCL	Thailand	547,400	2,962
*	KBC Group NV	Belgium	85,347	4,968
	Lloyds Banking Group PLC	United Kingdom	7,093,035	5,015
	Sumitomo Mitsui Financial Group, Inc.	Japan	161,700	5,390

	Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Swiss Re AG	Switzerland	29,937	2,701
	UBS Group AG	Switzerland	552,183	7,520
	Westpac Banking Corp.	Australia	118,737	2,682
*	Zurich Insurance Group AG	Switzerland	19,808	5,097

	Total			97,701

	Health Care (11.0%)
	Bayer AG	Germany	96,579	9,702
	Novartis AG	Switzerland	214,624	16,878
	Roche Holding AG	Switzerland	67,233	16,679
	Santen Pharmaceutical Co., Ltd.	Japan	523,300	7,653
	Shionogi & Co., Ltd.	Japan	59,700	3,033
	Terumo Corp.	Japan	42,100	1,605

	Total			55,550

	Industrials (13.3%)
	Aena SA	Spain	14,336	2,115
	Brambles, Ltd.	Australia	381,409	3,497
	CK Hutchison Holdings, Ltd.	Hong Kong	304,400	3,870
	Daikin Industries, Ltd.	Japan	72,000	6,639
	GEA Group AG	Germany	78,739	4,370
	Kubota Corp.	Japan	459,500	6,858
	Legrand SA	France	31,041	1,830
	Mitsubishi Corp.	Japan	153,500	3,459
	RELX NV	Netherlands	442,979	7,960
	Schindler Holding AG	Switzerland	29,838	5,596
	Schneider Electric SE	France	146,438	10,209
	TOTO, Ltd.	Japan	147,900	5,535
	Yamato Holdings Co., Ltd.	Japan	238,000	5,500

	Total			67,438

	Information Technology (9.3%)
*	Alibaba Group Holding, Ltd., ADR	China	49,180	5,203
	Amadeus IT Group SA - Class A	Spain	77,581	3,875
	Broadcom, Ltd.	Singapore	18,802	3,244
*	Check Point Software Technologies, Ltd.	Israel	18,173	1,410
*	Cognizant Technology Solutions Corp. - Class A	United States	122,588	5,849
*	Just Eat PLC	United Kingdom	302,017	2,098
	Mastercard, Inc.	United States	61,930	6,302
*	Mellanox Technologies, Ltd.	Israel	52,786	2,283
	NAVER Corp.	South Korea	5,172	4,147
	Nomura Research Institute, Ltd.	Japan	58,290	1,995
	Samsung Electronics Co., Ltd.	South Korea	2,118	3,073
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,272,189	7,407

	Total			46,886

	Materials (9.3%)
	Akzo Nobel NV	Netherlands	115,740	7,839
	BHP Billiton PLC	Australia	396,524	5,975
	Croda International PLC	United Kingdom	113,141	5,109
	Iluka Resources, Ltd.	Australia	482,944	2,317

Research International Core Portfolio

	Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Linde AG	Germany	49,011	8,330
	Nippon Paint Holdings Co., Ltd.	Japan	108,900	3,598
	Orica, Ltd.	Australia	290,618	3,381
	Rio Tinto PLC	United Kingdom	202,479	6,756
	Symrise AG	Germany	54,047	3,960

	Total			47,265

	Real Estate (2.3%)
*	LEG Immobilien AG	Germany	73,174	7,003
	Mitsui Fudosan Co., Ltd.	Japan	222,000	4,675

	Total			11,678

	Telecommunication Services (5.1%)
	BT Group PLC	United Kingdom	494,793	2,495
	Hellenic Telecommunications Organization SA	Greece	198,340	1,738
	KDDI Corp.	Japan	314,200	9,652
	SoftBank Group Corp.	Japan	75,600	4,862
*	TDC A/S	Denmark	323,669	1,903
	Vodafone Group PLC	United Kingdom	1,704,778	4,900

	Total			25,550

Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (3.3%)
APA Group	Australia	554,711	3,617
China Resources Gas Group, Ltd.	Hong Kong	1,070,000	3,656
Enel SPA	Italy	1,120,424	4,994
Engie SA	France	278,601	4,316

Total			16,583

Total Foreign Common Stocks
(Cost: $489,331)			498,377

Short-Term Investments (0.1%)	Country

US Government & Agencies (0.1%)
Federal Home Loan Bank, 0.005%, 10/3/16	United States	647,000	647

Total			647

Total Short-Term Investments
(Cost: $647)			647

Total Investments (98.7%)
(Cost: $489,978)(a)			499,024

Other Assets, Less
Liabilities (1.3%)			6,525

Net Assets (100.0%)			505,549

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $489,978 and the net unrealized appreciation of investments based on that cost was $9,046 which is comprised of $44,369 aggregate gross unrealized appreciation and $35,323 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	19.7%
Switzerland	15.5%
United Kingdom	14.5%
France	9.5%
Germany	6.6%
Australia	5.5%
Other	27.4%
Total	98.7%

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$498,377	$-	$-
Short-Term Investments	-	647	-
Total Assets:	$498,377	$647	$-

For the period ended September 30, 2016, there were transfers from Level 2 to Level 1 in the amount of $491,779 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016. These securities did not require the use of fair value procedures on September 30, 2016.

International Equity Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.3%)
	Cie Generale des Etablissements Michelin	France	157,858	17,460
	Haier Electronics Group Co., Ltd.	Hong Kong	7,494,550	12,387
	Hyundai Mobis Co., Ltd.	South Korea	82,150	20,512
	Hyundai Motor Co.	South Korea	154,950	19,064
	Kingfisher PLC	United Kingdom	4,233,390	20,681
	Nissan Motor Co., Ltd.	Japan	2,477,990	24,014
	Panasonic Corp.	Japan	777,380	7,681
	Sky PLC	United Kingdom	1,290,860	14,958
	Toyota Motor Corp.	Japan	235,020	13,394

	Total			150,151

	Consumer Staples (2.7%)
	Kirin Holdings Co., Ltd.	Japan	863,000	14,225
	METRO AG	Germany	216,890	6,454
	Suntory Beverage & Food, Ltd.	Japan	401,300	17,215
*	Tesco PLC	United Kingdom	2,221,900	5,269

	Total			43,163

	Energy (13.9%)
	BP PLC	United Kingdom	5,217,670	30,433
	Eni SPA	Italy	1,605,485	23,121
	Galp Energia SGPS SA	Portugal	1,849,900	25,280
	Inpex Corp.	Japan	952,120	8,537
	Kunlun Energy Co., Ltd.	Hong Kong	13,549,350	10,376
	Petrofac, Ltd.	United Kingdom	1,304,120	15,069
	Precision Drilling Corp.	Canada	2,444,630	10,211
	PTT Exploration & Production PCL	Thailand	1,876,300	4,386
	Royal Dutch Shell PLC - Class B	Netherlands	1,055,335	27,316
	SBM Offshore NV	Netherlands	1,371,290	19,479
	Suncor Energy, Inc.	Canada	427,480	11,867
	Technip SA	France	248,310	15,250
	TOTAL SA	France	485,560	23,002

	Total			224,327

	Financials (19.8%)
	Aegon NV	Netherlands	3,999,610	15,326
	AIA Group, Ltd.	Hong Kong	2,679,820	17,810
	AXA SA	France	744,155	15,833
	Bangkok Bank PCL	Thailand	3,425,000	16,062
	Barclays PLC	United Kingdom	9,127,140	19,851
	BNP Paribas SA	France	446,500	22,957
	China Life Insurance Co., Ltd.	China	5,246,010	13,527
	Credit Agricole SA	France	2,406,300	23,728
	DBS Group Holdings, Ltd.	Singapore	2,175,000	24,546
	Deutsche Boerse AG	Germany	89,700	7,270
	Hana Financial Group, Inc.	South Korea	344,710	8,717
	HSBC Holdings PLC	United Kingdom	3,420,937	25,206
	ING Groep NV	Netherlands	1,729,712	21,354
	KB Financial Group, Inc., ADR	South Korea	237,530	8,126
*	Standard Chartered PLC	United Kingdom	3,117,162	25,385
	Swiss Re AG	Switzerland	182,382	16,455

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	UBS Group AG	Switzerland	1,171,840	15,958
	UniCredit SPA	Italy	3,139,120	7,307
	UNIQA Insurance Group AG	Austria	1,268,484	8,243
	United Overseas Bank, Ltd.	Singapore	334,140	4,614

	Total			318,275

	Health Care (13.1%)
	Bayer AG	Germany	209,050	21,002
	Draegerwerk AG & Co. KGaA	Germany	92,710	6,640
	Getinge AB - Class B	Sweden	591,650	11,469
	GlaxoSmithKline PLC	United Kingdom	749,200	15,955
	Merck KGaA	Germany	251,030	27,046
*	MorphoSys AG	Germany	256,240	10,715
*	QIAGEN NV	Netherlands	393,320	10,827
	Roche Holding AG	Switzerland	96,190	23,862
	Sanofi	France	211,945	16,104
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	14,461
	Sinopharm Group Co., Ltd.	China	2,825,200	13,568
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	463,190	21,312
	UCB SA	Belgium	231,160	17,873

	Total			210,834

	Industrials (10.4%)
*	ABB, Ltd.	Switzerland	828,830	18,607
	BAE Systems PLC	United Kingdom	2,178,300	14,795
	Cie de Saint-Gobain	France	497,070	21,481
	CK Hutchison Holdings, Ltd.	Hong Kong	2,040,070	25,934
	CRRC Corp., Ltd.	China	18,229,000	16,451
	Deutsche Lufthansa AG	Germany	1,149,900	12,795
	FLSmidth & Co. A/S	Denmark	183,320	6,893
	Siemens AG	Germany	141,290	16,538
	Siemens AG, ADR	Germany	50,780	5,957
*	Toshiba Corp.	Japan	5,980,020	19,755
	Weichai Power Co., Ltd.	China	6,182,000	8,289

	Total			167,495

	Information Technology (9.9%)
*	Baidu, Inc., ADR	China	72,720	13,240
	Catcher Technology Co., Ltd.	Taiwan	605,330	4,915
	GCL-Poly Energy Holdings, Ltd.	Hong Kong	39,247,930	5,212
	Infineon Technologies AG	Germany	1,081,590	19,294
	Konica Minolta, Inc.	Japan	2,077,820	17,417
	Omron Corp.	Japan	119,700	4,255
	Quanta Computer, Inc.	Taiwan	4,807,820	10,031
	Samsung Electronics Co., Ltd.	South Korea	30,140	43,732
	SAP SE	Germany	157,730	14,338
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,717,665	27,467

	Total			159,901

International Equity Portfolio

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials (8.6%)
	Akzo Nobel NV	Netherlands	336,140	22,766
	CRH PLC	Ireland	558,050	18,531
*	Glencore PLC	Switzerland	3,927,240	10,799
	HeidelbergCement AG	Germany	303,280	28,648
	LANXESS AG	Germany	334,970	20,809
	MMC Norilsk Nickel PJSC, ADR	Russia	827,020	13,216
	Sumitomo Metal Mining Co., Ltd.	Japan	1,034,700	14,147
	thyssenkrupp AG	Germany	378,970	9,034

	Total			137,950

	Real Estate (0.9%)
	Cheung Kong Property Holdings, Ltd.	Hong Kong	2,040,070	14,887

	Total			14,887

	Telecommunication Services (9.7%)
	China Mobile, Ltd.	Hong Kong	1,336,200	16,168
	China Telecom Corp., Ltd. - Class H	China	45,412,160	22,892
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	30,660

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
SoftBank Group Corp.	Japan	362,440	23,311
Telefonica SA	Spain	1,849,605	18,731
Telenor ASA	Norway	1,699,790	29,150
Vodafone Group PLC	United Kingdom	5,052,324	14,521

Total			155,433

Total Foreign Common Stocks
(Cost: $1,548,238)			1,582,416

Short-Term Investments (1.4%)	Country

US Government & Agencies (1.4%)
Federal Agricultural Mortgage Corp., 0.001%, 10/3/16	United States	22,000,000	22,000

Total			22,000

Total Short-Term Investments
(Cost: $22,000)			22,000

Total Investments (99.7%)
(Cost: $1,570,238)(a)			1,604,416

Other Assets, Less
Liabilities (0.3%)			5,198

Net Assets (100.0%)			1,609,614

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $1,570,238 and the net unrealized appreciation of investments based on that cost was $34,178 which is comprised of $228,905 aggregate gross unrealized appreciation and $194,727 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Germany	12.8%
United Kingdom	12.6%
Japan	10.2%
France	9.7%
Netherlands	7.3%
Hong Kong	6.4%
China	6.4%
South Korea	6.2%
Switzerland	5.3%
Other	22.8%
Total	99.7%

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,578,030	$4,386	$-
Short-Term Investments	-	22,000	-
Total Assets:	$1,578,030	$26,386	$-

For the period ended September 30, 2016, there were transfers from Level 2 to Level 1 in the amount of $1,490,461 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016. These securities did not require the use of fair value procedures on September 30, 2016.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Foreign Common Stocks (97.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.8%)
	Alsea SAB de CV	Mexico	507,064	1,716
	China Maple Leaf Educational Systems, Ltd.	Cayman Islands	3,618,000	3,345
	Coway Co., Ltd.	South Korea	68,965	5,974
*	Dufry AG	Switzerland	79,685	9,974
	Ford Otomotiv Sanayi AS	Turkey	306,652	3,235
*	Global Brands Group Holding, Ltd.	Bermuda	47,780,000	4,866
	Imperial Holdings, Ltd.	South Africa	461,517	5,620
	Jollibee Foods Corp.	Philippines	560,900	2,857
	Kia Motors Corp.	South Korea	117,980	4,515
	Kroton Educacional SA	Brazil	862,600	3,923
	Naspers, Ltd. - Class N	South Africa	49,079	8,495
	SACI Falabella	Chile	550,141	4,032
	Stella International Holdings, Ltd.	Hong Kong	2,816,000	4,785
	Techtronic Industries Co., Ltd.	Hong Kong	2,386,000	9,321

	Total			72,658

	Consumer Staples (13.6%)
	Ambev SA, ADR	Brazil	1,174,322	7,152
	Astra Agro Lestari Tbk PT	Indonesia	3,408,000	3,871
	AVI, Ltd.	South Africa	1,093,185	7,484
	BRF SA	Brazil	315,356	5,364
*	China Resources Beer Holdings Co., Ltd.	Hong Kong	2,048,000	4,346
	Clicks Group, Ltd.	South Africa	390,935	3,622
	Dabur India, Ltd.	India	1,174,797	4,792
	Dairy Farm International Holdings, Ltd.	Hong Kong	460,800	3,272
	Eurocash SA	Poland	429,989	4,779
	Hanjaya Mandala Sampoerna Tbk PT	Indonesia	11,269,800	3,411
	Hengan International Group Co., Ltd.	China	1,053,500	8,734
	ITC, Ltd.	India	1,435,555	5,224
*	Lenta, Ltd. GDR	Virgin Islands (British)	90,792	735
	PriceSmart, Inc.	United States	34,221	2,866
	Tingyi Cayman Islands Holding Corp.	Cayman Islands	3,550,000	4,110
	Wal-Mart de Mexico SAB de CV	Mexico	806,376	1,765
	Want Want China Holdings, Ltd.	Cayman Islands	81,000	50

	Total			71,577

	Energy (5.5%)
	Coal India, Ltd.	India	1,242,084	6,026
*	Gran Tierra Energy, Inc.	United States	1,616,229	4,841
*	Lamprell PLC	United Arab Emirates	3,362,023	3,007
	Lukoil PJSC, ADR	Russia	260,105	12,664

	Foreign Common Stocks (97.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Ultrapar Participacoes SA	Brazil	125,013	2,732

	Total			29,270

	Financials (23.4%)
	AIA Group, Ltd.	Hong Kong	1,444,000	9,597
	Banco Santander Chile, ADR	Chile	92,935	1,923
	Bancolombia SA, ADR	Colombia	104,623	4,084
	Bank Central Asia Tbk PT	Indonesia	2,631,000	3,165
	BB Seguridade Participacoes SA	Brazil	370,173	3,401
*	BR Insurance Corretora de Seguros SA	Brazil	36,168	229
	Cathay Financial Holding Co., Ltd.	Taiwan	3,307,800	4,232
	CETIP SA - Mercados Organizados	Brazil	163,000	2,149
	China Construction Bank Corp. - Class H	China	20,320,020	15,064
	Credicorp, Ltd.	Bermuda	18,072	2,751
	E.Sun Financial Holding Co., Ltd.	Taiwan	10,237,547	5,830
	FirstRand, Ltd.	South Africa	1,091,033	3,777
	Grupo Financiero Banorte SAB de CV	Mexico	441,432	2,317
	Grupo Financiero Inbursa SAB de CV	Mexico	2,817,698	4,447
	Housing Development Finance Corp., Ltd.	India	778,905	16,319
	Industrial & Commercial Bank of China, Ltd.	China	11,276,000	7,051
	Kasikornbank PCL	Thailand	1,075,900	5,822
	Komercni Banka AS	Czech Republic	54,227	1,876
	Kotak Mahindra Bank, Ltd.	India	826,206	9,682
	Public Bank Bhd	Malaysia	1,076,000	5,157
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	22,682	5,756
	Sberbank of Russia PJSC	Russia	1,135,783	2,629
	Shinhan Financial Group Co., Ltd.	South Korea	139,770	5,095
	Turkiye Sinai Kalkinma Bankasi AS	Turkey	3,418,101	1,515

	Total			123,868

	Health Care (2.1%)
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	4,969,671	5,172
	OdontoPrev SA	Brazil	591,157	2,350
	Qualicorp SA	Brazil	616,107	3,634

	Total			11,156

	Industrials (2.5%)
*	51job, Inc., ADR	China	180,106	6,012
	Copa Holdings SA	Panama	24,174	2,126
*	Mills Estruturas e Servicos de Engenharia SA	Brazil	1,534,704	2,161

Emerging Markets Equity Portfolio

	Foreign Common Stocks (97.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	SEEK, Ltd.	Australia	213,290	2,540
	TK Corp.	South Korea	50,369	384

	Total			13,223

	Information Technology (28.6%)
*	Alibaba Group Holding, Ltd., ADR	China	198,476	20,997
	ASM Pacific Technology, Ltd.	Cayman Islands	664,500	5,474
*	Baidu, Inc., ADR	China	30,466	5,547
*	Cognizant Technology Solutions Corp.	United States	205,865	9,822
*	EPAM Systems, Inc.	United States	76,831	5,325
*	Globant SA	Luxembourg	122,689	5,168
	Hon Hai Precision Industry Co., Ltd.	Taiwan	3,317,270	8,361
	Largan Precision Co., Ltd.	Taiwan	49,000	5,909
	Linx SA	Brazil	391,300	2,334
	NAVER Corp.	South Korea	12,416	9,954
	Samsung Electronics Co., Ltd.	South Korea	17,124	24,846
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,907,290	28,571
	Tencent Holdings, Ltd.	Cayman Islands	540,700	14,848
	VTech Holdings, Ltd.	Bermuda	340,300	3,881

	Total			151,037

	Materials (2.9%)
	Fibria Celulose SA	Brazil	282,077	1,996
	Grupo Mexico SAB de CV - Series B	Mexico	845,080	2,067
	Iluka Resources, Ltd.	Australia	943,189	4,526
	PTT Global Chemical PCL	Thailand	2,179,900	3,696
	Suzano Papel e Celulose SA	Brazil	992,100	3,194

	Total			15,479

	Real Estate (1.6%)
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	2,966,369	1,966
	Hang Lung Properties, Ltd.	Hong Kong	2,902,000	6,525

	Total			8,491

	Telecommunication Services (0.9%)
	Hellenic Telecommunications Organization SA	Greece	256,670	2,249
*	XL Axiata Tbk PT	Indonesia	11,950,500	2,472

	Total			4,721

	Utilities (2.5%)
	CESC, Ltd.	India	625,729	5,718
	China Resources Gas Group, Ltd.	Hong Kong	2,124,000	7,256

	Total			12,974

	Total Foreign Common Stocks
	(Cost: $491,845)			514,454

	Warrants (1.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials (0.5%)
*	Deutsche Bank AG London (Union National Bank - Zero Strike Warrant) (1 share for 1 warrant) (Expiration Date 5/15/17)	United Kingdom	2,562,675	2,812

	Total			2,812

	Real Estate (0.7%)
*	Merrill Lynch Intl & Co. (Aldar Properties - .00001 AED Strike Warrant) (1 share for 1 warrant) (Expiration Date 9/6/18)	Netherlands	4,773,795	3,437

	Total			3,437

	Total Warrants
	(Cost: $7,043)			6,249

	Short-Term Investments (0.1%)

	US Government & Agencies (0.1%)
	Federal Home Loan Bank, 0.005%, 10/3/16	United States	864,000	864

	Total			864

	Total Short-Term Investments
	(Cost: $864)			864

	Total Investments (98.7%)
	(Cost: $499,752)(a)			521,567

	Other Assets, Less
	Liabilities (1.3%)			6,640

	Net Assets (100.0%)			528,207

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

AED after the name of a security represents—United Arab Emirates Dirham currency.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $499,752 and the net unrealized appreciation of investments based on that cost was $21,815 which is comprised of $60,686 aggregate gross unrealized appreciation and $38,871 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
China	12.0%
South Korea	10.7%
Taiwan	10.0%
India	9.0%
Hong Kong	8.5%
Brazil	7.7%
South Africa	5.5%
Cayman Islands	5.3%
Other	30.0%
Total	98.7%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	$70,842	$735	$-
Financials	121,239	2,629	-
Materials	11,783	3,696	-
Real Estate	8,491	-	-
All Others	295,039	-	-
Short-Term Investments	-	864	-
Warrants	-	6,249	-
Total Assets:	$507,394	$14,173	$-

For the period ended September 30, 2016, there were transfers from Level 2 to Level 1 in the amount of $489,122 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016. These securities did not require the use of fair value procedures on September 30, 2016.

Government Money Market Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

Money Market Investments (99.7%)	$ Par	Value $ (000’s)

Repurchase Agreements (44.3%)
Tri-Party Bank of Montreal, 0.400%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $25,000,833, collateralized by various US Treasury obligations, 0.625% to 8.750%, due from 5/15/17 to 5/15/43, aggregate par and fair value of $24,380,807 and $25,487,100, respectively)	25,000,000	25,000
Tri-Party Bank of Nova Scotia, 0.450%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $21,000,788, collateralized by various US Treasury obligations, 0.125% to 2.000%, due from 10/31/18 to 1/31/23, aggregate par and fair value of $20,961,546 and $21,401,395, respectively)	21,000,000	21,000
Tri-Party Citigroup, 0.500%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $23,000,958, collateralized by US Treasury Note, 1.750%, due 3/31/22, par and fair value of $22,821,870 and $23,409,990, respectively)	23,000,000	23,000
Tri-Party Citigroup, 0.520%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $5,800,251, collateralized by US Treasury Note, 3.375%, due 11/15/19, par and fair value of $5,497,618 and $5,910,984, respectively)	5,800,000	5,800
Tri-Party HSBC Securities, 0.420%, 10/7/16 (Purchased on 9/30/16, to be repurchased at $7,000,572, collateralized by US Treasury Inflation Index Bond, 1.875%, due 7/15/19, par and fair value of $6,650,527 and $7,142,041, respectively)	7,000,000	7,000
Tri-Party HSBC Securities, 0.450%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $20,000,750, collateralized by US Treasury Inflation Index Bond, 1.875%, due 7/15/19, par and fair value of $19,001,505 and $20,405,830, respectively)	20,000,000	20,000
Tri-Party Mitsubishi UJF, 0.470%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $20,000,783, collateralized by various US government sponsored agency obligations, 2.223% to 4.000%, due from 9/1/23 to 10/1/46, aggregate par and fair value of $19,419,302 and $20,601,749, respectively)	20,000,000	20,000
Tri-Party Mizuho Securities, 0.500%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $25,001,042, collateralized by US Treasury Bill, 0.000%, due 7/20/17, par and fair value of $25,612,611 and $25,499,122, respectively)	25,000,000	25,000

Money Market Investments (99.7%)	$ Par	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Morgan Stanley, 0.290%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $20,000,483, collateralized by various US government sponsored agency obligations, 0.000% to 8.750%, due from 4/1/17 to 6/20/65, aggregate par and fair value of $79,991 and $80,746, respectively, and various US Treasury obligations, 0.000% to 4.500%, due from 11/3/16 to 8/15/23, aggregate par and fair value of $19,944,128 and $20,303,756, respectively)	20,000,000	20,000
Tri-Party RBC Capital Markets, 0.470%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $20,000,783, collateralized by various US Treasury obligations, 0.000% to 1.375%, due from 10/20/16 to 11/15/45, aggregate par and fair value of $20,918,454 and $20,337,510, respectively)	20,000,000	20,000
Tri-Party TD Securities, 0.520%, 10/3/16 (Purchased on 9/30/16, to be repurchased at $25,001,083, collateralized by US Treasury Note, 1.375%, due 2/29/20, par and fair value of $25,140,484 and $25,470,327, respectively)	25,000,000	25,000

Total		211,800

US Government & Agencies (55.4%)
Federal Farm Credit Bank, 0.553%, 9/22/17	4,500,000	4,500
Federal Farm Credit Bank, 0.563%, 9/5/17	5,060,000	5,059
Federal Farm Credit Bank, 0.570%, 4/20/17	4,000,000	4,000
Federal Farm Credit Bank, 0.590%, 3/30/17	1,535,000	1,530
Federal Farm Credit Bank, 0.600%, 1/3/17	1,460,000	1,458
Federal Farm Credit Bank, 0.600%, 7/11/17	3,115,000	3,100
Federal Farm Credit Bank, 0.703%, 4/4/18	2,065,000	2,065
Federal Home Loan Bank, 0.235%, 2/1/17	12,100,000	12,081
Federal Home Loan Bank, 0.250%, 11/9/16	7,380,000	7,378
Federal Home Loan Bank, 0.340%, 11/30/16	4,565,000	4,562
Federal Home Loan Bank, 0.340%, 12/2/16	9,510,000	9,504
Federal Home Loan Bank, 0.400%, 10/7/16	23,680,000	23,678
Federal Home Loan Bank, 0.400%, 10/11/16	2,400,000	2,400
Federal Home Loan Bank, 0.410%, 1/17/17	3,000,000	2,996
Federal Home Loan Bank, 0.430%, 1/11/17	3,500,000	3,500
Federal Home Loan Bank, 0.430%, 2/3/17	6,040,000	6,031
Federal Home Loan Bank, 0.440%, 12/23/16	2,970,000	2,967
Federal Home Loan Bank, 0.440%, 1/11/17	2,300,000	2,297
Federal Home Loan Bank, 0.450%, 10/26/16	3,000,000	2,999
Federal Home Loan Bank, 0.470%, 2/10/17	3,335,000	3,329
Federal Home Loan Bank, 0.470%, 2/15/17	4,900,000	4,891
Federal Home Loan Bank, 0.480%, 1/25/17	9,955,000	9,940
Federal Home Loan Bank, 0.510%, 2/17/17	3,135,000	3,129
Federal Home Loan Bank, 0.544%, 3/15/17	3,000,000	3,000
Federal Home Loan Bank, 0.550%, 5/1/17	3,000,000	2,990
Federal Home Loan Bank, 0.560%, 3/14/17	4,000,000	4,000
Federal Home Loan Bank, 0.574%, 7/7/17	6,000,000	6,000
Federal Home Loan Bank, 0.577%, 8/25/17	2,750,000	2,750

Government Money Market Portfolio

Money Market Investments (99.7%)	$ Par	Value $ (000’s)

US Government & Agencies continued
Federal Home Loan Bank, 0.600%, 2/21/17	3,160,000	3,152
Federal Home Loan Bank, 0.613%, 11/8/17	1,400,000	1,400
Federal Home Loan Bank, 0.615%, 10/16/17	3,600,000	3,600
Federal Home Loan Bank, 0.625%, 5/30/17	4,240,000	4,237
Federal Home Loan Bank, 0.653%, 2/7/17	3,000,000	2,999
Federal Home Loan Bank, 0.653%, 10/27/17	2,300,000	2,300
Federal Home Loan Bank, 0.654%, 10/27/17	4,755,000	4,755
Federal Home Loan Bank, 0.666%, 3/22/18	2,500,000	2,500
Federal Home Loan Bank, 0.668%, 2/5/18	3,000,000	3,000
Federal Home Loan Bank, 0.710%, 1/17/17	2,250,000	2,278
Federal Home Loan Mortgage Corp., 0.390%, 10/6/16	3,000,000	3,000
Federal Home Loan Mortgage Corp., 0.590%, 12/14/16	8,435,000	8,425
Federal Home Loan Mortgage Corp., 0.631%, 1/8/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 0.637%, 1/12/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 0.666%, 7/21/17	3,400,000	3,400
Federal Home Loan Mortgage Corp., 0.730%, 9/29/17	3,180,000	3,189
Federal Home Loan Mortgage Corp., 0.861%, 3/8/18	4,000,000	4,000
Federal National Mortgage Association, 0.490%, 2/13/17	890,000	905
Federal National Mortgage Association, 0.630%, 6/1/17	1,175,000	1,170
US Treasury Bill, 0.120%, 10/6/16	9,095,000	9,095
US Treasury Bill, 0.160%, 10/13/16	10,000,000	9,999
US Treasury Bill, 0.490%, 3/2/17	7,000,000	6,986
US Treasury Bill, 0.540%, 3/16/17	5,000,000	4,988
US Treasury Bill, 0.600%, 4/27/17	4,500,000	4,484
US Treasury Floating Rate Note, 0.324%, 4/30/17	3,000,000	3,000
US Treasury Floating Rate Note, 0.334%, 1/31/17	10,000,000	10,000
US Treasury Floating Rate Note, 0.350%, 7/31/17	8,000,000	7,997
US Treasury Floating Rate Note, 0.500%, 10/31/17	5,554,400	5,553
US Treasury Floating Rate Note, 0.522%, 1/31/18	2,120,000	2,120

Total		264,956

Total Money Market Investments
(Cost: $476,756)		476,756

Total Investments (99.7%)
(Cost: $476,756)		476,756

Other Assets, Less
Liabilities (0.3%)		1,213

Net Assets (100.0%)		477,969

Government Money Market Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$-	$476,756	$-
Total Assets:	$-	$476,756	$-

See above Schedule of Investments for values of security.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
Harris Corp., 1.999%, 4/27/18	445,000	448

Total		448

Autos & Vehicle Parts (4.3%)
American Honda Finance Corp., 1.200%, 7/14/17	750,000	749
American Honda Finance Corp., 2.125%, 10/10/18	250,000	254
Daimler Finance North America LLC, 1.617%, 8/1/18 144A	850,000	854
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	127
Delphi Automotive PLC, 3.150%, 11/19/20	630,000	652
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	1,160,000	1,161
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	255,000	255
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	252
General Motors Financial Co., Inc., 3.100%, 1/15/19	295,000	301
General Motors Financial Co., Inc., 3.150%, 1/15/20	665,000	678
General Motors Financial Co., Inc., 3.500%, 7/10/19	140,000	144
General Motors Financial Co., Inc., 4.750%, 8/15/17	330,000	339
Hyundai Capital America, 1.450%, 2/6/17 144A	1,000,000	1,001
Hyundai Capital America, 2.000%, 7/1/19 144A	215,000	216
Hyundai Capital America, 2.400%, 10/30/18 144A	400,000	406
Hyundai Capital America, 2.500%, 3/18/19 144A	630,000	641
Hyundai Capital Services, Inc., 3.500%, 9/13/17 144A	600,000	612
Nissan Motor Acceptance Corp., 1.550%, 9/13/19 144A	340,000	339
Nissan Motor Acceptance Corp., 1.950%, 9/12/17 144A	550,000	552
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	396
Toyota Motor Credit Corp., 2.050%, 1/12/17	750,000	752
Volkswagen Group of America Finance LLC, 1.250%, 5/23/17 144A	750,000	748

Total		11,429

Banking (11.8%)
Ally Financial, Inc., 2.750%, 1/30/17	250,000	250
Ally Financial, Inc., 3.250%, 11/5/18	610,000	613
American Express Credit Corp., 2.375%, 3/24/17	250,000	251
Bank of America Corp., 2.000%, 1/11/18	600,000	603
Bank of America Corp., 2.600%, 1/15/19	765,000	780
Bank of America Corp., 2.625%, 4/19/21	500,000	508
Bank of America Corp., 2.650%, 4/1/19	190,000	194
Bank of America Corp., 6.000%, 9/1/17	500,000	520
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	251
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	127
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18 144A	1,145,000	1,147
Banque Federative du Credit Mutuel SA, 1.700%, 1/20/17 144A	465,000	465
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	799
Barclays Bank PLC, 6.050%, 12/4/17 144A	610,000	638
BB&T Corp., 1.710%, 6/15/18	450,000	453
BPCE SA, 2.500%, 12/10/18	550,000	561
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	416

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Capital One NA, 1.850%, 9/13/19	655,000	655
Citigroup, Inc., 1.550%, 8/14/17	520,000	521
Citigroup, Inc., 1.750%, 5/1/18	350,000	350
Citigroup, Inc., 1.850%, 11/24/17	860,000	863
Citigroup, Inc., 2.050%, 6/7/19	235,000	237
Citizens Bank NA, 2.500%, 3/14/19	525,000	535
Citizens Bank NA, 2.550%, 5/13/21	250,000	254
Citizens Financial Group, Inc., 2.375%, 7/28/21	35,000	35
Commonwealth Bank of Australia/New York NY, 1.750%, 11/2/18	918,000	923
Credit Suisse / New York NY, 1.375%, 5/26/17	300,000	300
Credit Suisse AG, 1.645%, 9/12/17	650,000	651
Discover Bank, 2.600%, 11/13/18	325,000	330
Discover Bank/Greenwood DE, 2.000%, 2/21/18	515,000	517
Discover Financial Services, 6.450%, 6/12/17	735,000	758
DNB Bank ASA, 3.200%, 4/3/17 144A	560,000	565
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	97
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	465,000	476
The Goldman Sachs Group, Inc., 5.950%, 1/18/18	610,000	644
The Goldman Sachs Group, Inc., 6.150%, 4/1/18	1,075,000	1,145
HSBC Bank USA NA / New York NY, 6.000%, 8/9/17	250,000	259
HSBC USA, Inc., 1.500%, 11/13/17	900,000	900
The Huntington National Bank, 2.200%, 11/6/18	1,175,000	1,190
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	250
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	853
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	254
Mizuho Bank, 2.150%, 10/20/18 144A	245,000	247
Morgan Stanley, 2.125%, 4/25/18	1,890,000	1,906
Morgan Stanley, 7.300%, 5/13/19	250,000	284
Nationwide Building Society, 2.350%, 1/21/20 144A	340,000	344
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	328
PNC Bank NA, 4.875%, 9/21/17	250,000	258
Regions Bank, 7.500%, 5/15/18	250,000	272
Santander Bank NA, 2.000%, 1/12/18	250,000	250
Santander UK Group Holdings PLC., 2.875%, 10/16/20	145,000	146
Santander UK PLC, 1.375%, 3/13/17	500,000	500
Skandinaviska Enskilda Banken AB, 1.500%, 9/13/19	680,000	676
Standard Chartered PLC, 2.100%, 8/19/19 144A	200,000	200
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	473
Swedbank AB, 1.750%, 3/12/18 144A	1,100,000	1,105
The Toronto-Dominion Bank, 1.400%, 4/30/18	170,000	170
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	358
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	255,000	261
UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21 144A	385,000	395
Wells Fargo & Co., 5.625%, 12/11/17	600,000	630

Total		30,941

Short-Term Bond Portfolio

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.4%)
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,101

Total		1,101

Builders & Building Materials (0.6%)
Martin Marietta Materials, Inc., 1.938%, 6/30/17	480,000	481
Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,155,000	1,180

Total		1,661

Chemicals (0.5%)
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	513
LyondellBasell Industries NV, 5.000%, 4/15/19	400,000	429
Solvay Finance America LLC, 3.400%, 12/3/20 144A	415,000	434

Total		1,376

Conglomerate & Diversified Manufacturing (0.4%)
Fortive Corp., 1.800%, 6/15/19 144A	65,000	65
General Electric Capital Corp., 6.000%, 8/7/19	72,000	81
Roper Industries, Inc., 2.050%, 10/1/18	865,000	874
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	94

Total		1,114

Consumer Products & Retailing (3.2%)
AutoZone, Inc., 1.300%, 1/13/17	375,000	375
AutoZone, Inc., 1.625%, 4/21/19	65,000	65
Brinker International, Inc., 2.600%, 5/15/18	735,000	735
CVS Health Corp., 1.200%, 12/5/16	250,000	250
CVS Health Corp., 1.900%, 7/20/18	460,000	464
CVS Health Corp., 2.250%, 12/5/18	250,000	255
Dollar General Corp., 4.125%, 7/15/17	550,000	562
Dollar Tree, Inc., 5.250%, 3/1/20	125,000	130
Imperial Tobacco Finance PLC, 2.050%, 2/11/18 144A	1,100,000	1,107
Newell Rubbermaid, Inc., 2.050%, 12/1/17	815,000	821
Newell Rubbermaid, Inc., 2.150%, 10/15/18	375,000	380
Newell Rubbermaid, Inc., 2.600%, 3/29/19	705,000	721
Philip Morris International, Inc., 1.250%, 11/9/17	1,110,000	1,111
Reynolds American, Inc., 2.300%, 6/12/18	355,000	360
Reynolds American, Inc., 8.125%, 6/23/19	160,000	187
Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	450,000	453
Whirlpool Corp., 1.350%, 3/1/17	350,000	350

Total		8,326

Electric Utilities (3.0%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	254
Commonwealth Edison Co., 6.150%, 9/15/17	250,000	261
Dominion Resources, 2.125%, 2/15/18 144A	465,000	463
Dominion Resources, Inc., 1.500%, 9/30/18 144A	315,000	315
Dominion Resources, Inc., 2.962%, 7/1/19	145,000	149
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	164
Duke Energy Corp., 2.100%, 6/15/18	115,000	116
Eversource Energy, 1.450%, 5/1/18	105,000	105
Exelon Generation Co. LLC, 2.950%, 1/15/20	205,000	211
FirstEnergy Corp., 2.750%, 3/15/18	250,000	253
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	513
NextEra Energy Capital Holding, Inc., 2.300%, 4/1/19	165,000	168
NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	190,000	191
NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	135,000	136

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	585,000	596
PECO Energy Co., 1.200%, 10/15/16	250,000	250
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	592
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	408
San Diego Gas & Electric Co., 1.914%, 2/1/22	168,929	169
The Southern Co., 1.550%, 7/1/18	165,000	166
The Southern Co., 1.850%, 7/1/19	575,000	579
The Southern Co., 2.350%, 7/1/21	125,000	127
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	143
Southern Power Co., 1.850%, 12/1/17	125,000	126
TECO Finance, Inc., 1.265%, 4/10/18	590,000	589
Zhejiang Energy Group Hong Kong, Ltd., 2.300%, 9/30/17	860,000	859

Total		7,903

Energy (2.1%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	496,000	517
Cameron International Corp., 1.400%, 6/15/17	300,000	300
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	155,000	155
Canadian Natural Resources, Ltd., 5.700%, 5/15/17	600,000	614
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	265
China Shenhua Overseas Captial Co., Ltd., 2.500%, 1/20/18	595,000	598
China Shenhua Overseas Captial Co., Ltd., 3.125%, 1/20/20	785,000	807
ConocoPhillips, 5.200%, 5/15/18	65,000	69
ConocoPhillips Co., 1.050%, 12/15/17	335,000	333
EnCana Corp., 6.500%, 5/15/19	65,000	70
Hess Corp., 1.300%, 6/15/17	286,000	286
Marathon Oil Corp., 6.000%, 10/1/17	355,000	367
Murphy Oil Corp., 3.500%, 12/1/17	500,000	509
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	104
Rowan Cos., Inc., 5.000%, 9/1/17	350,000	352
Sempra Energy, 6.150%, 6/15/18	250,000	269

Total		5,615

Finance (1.1%)
AerCap Ireland Capital, 3.950%, 2/1/22	475,000	487
Air Lease Corp., 2.125%, 1/15/20	570,000	569
GATX Corp., 1.250%, 3/4/17	575,000	574
GATX Corp., 2.600%, 3/30/20	380,000	385
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	208,000	214
NiSource Finance Corp., 6.400%, 3/15/18	10,000	11
NiSource Finance Corp., 6.800%, 1/15/19	505,000	562

Total		2,802

Food & Beverage (1.4%)
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/19	960,000	969
Bunge, Ltd. Finance Corp., 3.200%, 6/15/17	1,145,000	1,160
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	246
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	331
Heineken NV, 1.400%, 10/1/17 144A	280,000	280
Mead Johnson Nutrition Co., 3.000%, 11/15/20	130,000	135
Pernod Ricard SA, 2.950%, 1/15/17 144A	250,000	251

Short-Term Bond Portfolio

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Tyson Foods, Inc., 2.650%, 8/15/19	305,000	313
WM Wrigley Jr. Co., 1.400%, 10/21/16 144A	60,000	60

Total		3,745

Gaming/Leisure/Lodging (0.2%)
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/1/18	450,000	469
Wyndham Worldwide Corp., 2.950%, 3/1/17	175,000	176

Total		645

Healthcare (0.6%)
AmerisourceBergen Corp., 1.150%, 5/15/17	250,000	250
Express Scripts Holding Co., 1.250%, 6/2/17	400,000	400
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	71
Express Scripts Holding Co., 3.300%, 2/25/21	15,000	16
McKesson Corp., 1.400%, 3/15/18	275,000	275
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	350
Thermo Fisher Scientific, Inc., 1.300%, 2/1/17	235,000	236
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	66

Total		1,664

Insurance (3.4%)
ACE INA Holdings, Inc., 5.800%, 3/15/18	250,000	266
Aetna, Inc., 1.500%, 11/15/17	110,000	110
Aetna, Inc., 1.900%, 6/7/19	890,000	898
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	203
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.250%, 8/15/19	500,000	506
Anthem, Inc., 2.300%, 7/15/18	435,000	441
Aon PLC, 2.800%, 3/15/21	570,000	585
AXA Financial, 0.000%, 7/24/17 144A	1,235,000	1,221
CNA Financial Corp., 6.950%, 1/15/18	130,000	138
Fidelity National Financial, Inc., 6.600%, 5/15/17	1,090,000	1,121
Humana, Inc., 2.625%, 10/1/19	190,000	195
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	163
Metropolitan Life Global Funding I, 1.500%, 1/10/18 144A	250,000	251
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	528
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	240
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	450
Principal Life Global Funding II, 2.250%, 10/15/18 144A	250,000	254
Reinsurance Group of America, Inc., 6.450%, 11/15/19	115,000	130
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	151
UNUM Group, 3.000%, 5/15/21	620,000	634
XLIT, Ltd., 2.300%, 12/15/18	380,000	384

Total		8,969

Media (1.2%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20 144A	390,000	408
The Interpublic Group of Companies, Inc., 2.250%, 11/15/17	850,000	854

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Media continued
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	60
S&P Global, Inc., 2.500%, 8/15/18	105,000	107
SES Global Americas Holdings GP, 2.500%, 3/25/19 144A	50,000	50
Time Warner Cable, Inc., 5.850%, 5/1/17	650,000	666
Time Warner Cable, Inc., 6.750%, 7/1/18	270,000	293
Time Warner Cable, Inc., 8.250%, 4/1/19	445,000	512
Time Warner, Inc., 2.100%, 6/1/19	250,000	254

Total		3,204

Metals & Mining (0.4%)
BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	545,000	546
Goldcorp, Inc., 2.125%, 3/15/18	450,000	451

Total		997

Oil & Gas (1.4%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	500
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	502
Exxon Mobil Corp., 1.205%, 3/6/22	1,110,000	1,103
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	782
Shell International Finance BV, 1.900%, 8/10/18	250,000	254
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	251
Total Capital SA, 2.125%, 8/10/18	250,000	254

Total		3,646

Pharmaceuticals (3.2%)
AbbVie, Inc., 1.750%, 11/6/17	750,000	752
AbbVie, Inc., 1.800%, 5/14/18	380,000	382
AbbVie, Inc., 2.300%, 5/14/21	375,000	378
Actavis Funding SCS, 1.850%, 3/1/17	310,000	311
Actavis Funding SCS, 2.350%, 3/12/18	625,000	631
Actavis Funding SCS, 2.450%, 6/15/19	100,000	102
Actavis, Inc., 1.875%, 10/1/17	445,000	447
Baxalta, Inc., 1.646%, 6/22/18	225,000	224
Baxalta, Inc., 2.000%, 6/22/18	80,000	80
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	446
Biogen, Inc., 2.900%, 9/15/20	230,000	239
Celgene Corp., 1.900%, 8/15/17	500,000	503
Celgene Corp., 2.125%, 8/15/18	10,000	10
Celgene Corp., 2.250%, 5/15/19	340,000	346
Celgene Corp., 2.300%, 8/15/18	85,000	86
Merck & Co., Inc., 1.300%, 5/18/18	250,000	251
Perrigo Co. PLC, 2.300%, 11/8/18	200,000	201
Perrigo Finance Unlimited Co., 3.500%, 3/15/21	200,000	207
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19	965,000	965
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/17 144A	750,000	751
Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	650,000	648
Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	445,000	444

Total		8,404

Pipelines (1.1%)
Columbia Pipeline Group, Inc., 2.450%, 6/1/18	210,000	211
Energy Transfer Partners LP, 6.125%, 2/15/17	550,000	558
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	277

Short-Term Bond Portfolio

Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Kinder Morgan Energy Partners LP, 5.950%, 2/15/18	205,000	216
Kinder Morgan Energy Partners LP, 6.000%, 2/1/17	150,000	152
Kinder Morgan Finance Co. LLC, 6.000%, 1/15/18 144A	255,000	268
ONEOK Partners LP, 3.200%, 9/15/18	250,000	255
Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/1/17	50,000	52
Williams Partners LP/Williams Partners Financial Corp., 7.250%, 2/1/17	750,000	764

Total		2,753

Real Estate Investment Trusts (0.9%)
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	406
Developers Diversified Realty Corp., 4.750%, 4/15/18	250,000	260
Kimco Realty Corp., 6.875%, 10/1/19	90,000	103
Simon Property Group LP, 1.500%, 2/1/18 144A	250,000	251
Ventas Realty LP, 1.250%, 4/17/17	500,000	500
Ventas Realty LP/Ventas Capital Corp., 4.000%, 4/30/19	50,000	52
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 9/15/17 144A	300,000	301
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	205,000	210
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	250

Total		2,333

Services (0.9%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19 144A	870,000	887
JD.com, Inc., 3.125%, 4/29/21	1,215,000	1,216
Republic Services, Inc., 5.500%, 9/15/19	250,000	277

Total		2,380

Technology (2.2%)
Amphenol Corp., 1.550%, 9/15/17	515,000	516
Anstock II, Ltd., 2.125%, 7/24/17	500,000	501
Apple, Inc., 1.700%, 2/22/19	290,000	293
Baidu, Inc., 2.750%, 6/9/19	590,000	603
Fidelity National Information Services, Inc., 1.450%, 6/5/17	250,000	250
Fidelity National Information Services, Inc., 2.250%, 8/15/21	490,000	493
Hewlett Packard Enterprise Co., 2.450%, 10/5/17 144A	1,210,000	1,220
Keysight Technologies, Inc., 3.300%, 10/30/19	850,000	865
Oracle Corp., 2.375%, 1/15/19	250,000	256
Oracle Corp., 5.750%, 4/15/18	250,000	267
Tencent Holdings, Ltd., 2.000%, 5/2/17 144A	350,000	351
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	205

Total		5,820

Telecommunications (1.4%)
AT&T, Inc., 2.300%, 3/11/19	625,000	635
British Telecommunications PLC, 2.350%, 2/14/19	250,000	255
Crown Castle International Corp., 2.250%, 9/1/21	195,000	195
Crown Castle International Corp., 3.400%, 2/15/21	385,000	403
Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	903
Verizon Communications, Inc., 1.100%, 11/1/17	200,000	200
Verizon Communications, Inc., 3.650%, 9/14/18	1,055,000	1,101

Total		3,692

	Corporate Bonds (47.4%)	Shares/ $ Par	Value $ (000’s)

	Transportation (1.5%)
	Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	799
	ERAC USA Finance LLC, 6.375%, 10/15/17 144A	385,000	403
	HPHT Finance 15, Ltd., 2.250%, 3/17/18 144A	209,000	210
	Kansas City Southern, 2.350%, 5/15/20	450,000	453
	Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	835,000	851
	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 144A	225,000	231
	Penske Truck Leasing Co./PTL Finance Corp., 3.750%, 5/11/17 144A	130,000	132
	Southwest Airlines Co., 2.750%, 11/6/19	280,000	289
	Southwest Airlines Co., 5.125%, 3/1/17	175,000	178
	Southwest Airlines Co., 5.750%, 12/15/16	230,000	232
	Union Pacific Corp., 2.250%, 2/15/19	85,000	87

	Total		3,865

	Total Corporate Bonds
	(Cost: $123,798)		124,833

	Governments (9.1%)

	Foreign Agencies (0.4%)
	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	350
	Electricite de France SA, 1.150%, 1/20/17 144A	450,000	450
	Petroleos Mexicanos, 3.500%, 7/23/20	185,000	186

	Total		986

	US Government & Agencies (8.7%)
(b)	US Treasury, 0.625%, 9/30/17	3,715,000	3,713
(b)	US Treasury, 0.750%, 1/31/18	2,850,000	2,851
	US Treasury, 0.750%, 8/31/18	1,250,000	1,250
(b)	US Treasury, 0.875%, 7/15/18	3,545,000	3,552
(b)	US Treasury, 0.875%, 6/15/19	1,715,000	1,716
(b)	US Treasury, 0.875%, 11/15/17	4,895,000	4,904
	US Treasury, 0.875%, 5/31/18	2,540,000	2,545
	US Treasury, 1.375%, 5/31/21	1,000,000	1,011
	US Treasury, 1.750%, 9/30/19	1,485,000	1,522

	Total		23,064

	Total Governments
	(Cost: $24,016)		24,050

	Municipal Bonds (0.7%)

	Municipal Bonds (0.7%)
	Florida State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	484
	Province of Ontario Canada, 2.000%, 9/27/18 RB	1,000,000	1,017
	State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	194
	University of California, Series 2011Y-1, 1.027%, 7/1/41 RB	270,000	270

	Total Municipal Bonds
	(Cost: $1,935)		1,965

	Structured Products (39.0%)

	Structured Products (39.0%)
	AEP Texas Central Transition Funding II LLC, 5.170%, 1/1/18	370,292	381
	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	1,045,000	1,047
	Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20	1,195,000	1,200

Short-Term Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 1/15/20	1,000,000	1,002
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/20	1,775,000	1,782
AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/8/20	75,000	75
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.260%, 11/8/19	642,729	643
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 1/8/20	400,000	400
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.700%, 7/8/20	220,000	220
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.110%, 11/15/18 144A	296,532	296
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	520,000	521
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.820%, 7/15/24 144A	590,000	591
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A3, 1.930%, 3/11/19 144A	710,000	713
Ascentium Equipment Receivables Trust, Series 2016-1A, Class A2, 1.750%, 11/13/18 144A	230,000	231
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.808%, 6/15/28 144A	475,000	481
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.479%, 2/10/51	440,000	461
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.084%, 6/11/50	500,000	517
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	120,000	120
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	320,000	321
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	175,000	175
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.720%, 1/22/19	930,000	935
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	250,000	251
Capital Auto Receivables Asset Trust, Series 2016-1, Class A, 1.730%, 4/20/20	240,000	241
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/19	500,000	500
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.260%, 1/15/20	470,000	471
CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	408,736	408
CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.370%, 3/16/20	350,000	351
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.380%, 11/15/19	260,000	261
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.520%, 2/16/21	315,000	317

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
CarMax Auto Owner Trust, Series 2016-1, Class A3, 1.610%, 11/16/20	500,000	504
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	253
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	313,689	314
CCG Receivables Trust, Series 2016-1, Class A2, 1.690%, 9/14/22 144A	200,000	201
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.320%, 11/15/44	565,000	589
Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/21	985,000	988
Citibank Credit Card Issuance Trust, Series 2014-A9, Class A9, 0.796%, 11/23/18	695,000	695
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	157,118	157
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	258,331	259
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	414,000	416
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A11, 1.643%, 9/10/58	379,472	381
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	154,829	155
CNH Equipment Trust, Series 2013-B, Class A4, 0.990%, 11/15/18	845,000	845
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	595,000	596
CNH Equipment Trust, Series 2016-C, Class A3, 1.440%, 12/15/21	260,000	260
CNH Equipment Trust, Series 2016-A, Class A3, 1.480%, 4/15/21	350,000	351
CNH Equipment Trust, Series 2014-B, Class A4, 1.610%, 5/17/21	1,150,000	1,156
Commercial Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	67,265	67
Commercial Mortgage Trust, Series 2015-PC1, Class A1, 1.667%, 7/10/50	564,183	567
Commercial Mortgage Trust, Series 2015-CR25, Class A1, 1.737%, 8/10/48	299,228	302
Commercial Mortgage Trust, Series 2015-LC23, Class A2, 3.221%, 10/10/53	605,000	639
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951%, 7/10/38	218,574	218
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	134,782	135
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	65,971	66
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR26, Class A1, 1.604%, 10/10/48	327,190	328

Short-Term Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commercial Mortgage Trust Pass Through Certificates, Series 2016-CR28, Class A1, 1.770%, 2/10/49	32,557	33
Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 2.625%, 8/25/28	591,772	598
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	711,603	711
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	60,490	61
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	291,432	293
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.747%, 11/15/48	83,772	84
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	650,100	653
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	132,315	132
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	156,769	157
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	138,599	140
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	164,162	166
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.040%, 4/15/19	1,150,000	1,150
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/22	370,000	371
Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 3/15/21	1,155,000	1,161
Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640%, 7/15/21	1,230,000	1,241
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	454,198	467
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.300%, 9/20/20 144A	285,926	285
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.590%, 2/22/21 144A	473,824	475
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/22 144A	605,000	606
Enterprise Fleet Financing LLC, Series 2016-1, , 1.830%, 9/20/21 144A	1,125,000	1,128
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 2.675%, 9/25/28	159,238	161
FDIC Guaranteed Notes Trust 2012-S2, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	224,738	227
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27	1,876,834	1,844
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M1, 1.425%, 10/25/27	214,402	215
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M1, 1.625%, 5/25/25	144,957	145
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M1, 1.675%, 12/25/27	66,809	67
Federal Home Loan Mortgage Corp., 1.675%, 5/25/28	137,989	138

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M1, 1.775%, 3/25/28	73,627	74
Federal Home Loan Mortgage Corp., Series 2015-DNA3, Class M1, 1.875%, 4/25/28	138,527	139
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 1.975%, 7/25/28	518,939	522
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	658,280	665
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 2.275%, 9/25/28	238,873	240
Federal Home Loan Mortgage Corp., 2.500%, 1/1/24	388,420	403
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	119,187	127
Federal Home Loan Mortgage Corp., 4.000%, 9/1/44	145,617	156
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	20,863	21
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	188,280	202
Federal Home Loan Mortgage Corp., 6.000%, 12/1/28	13,033	15
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	4,928	6
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	78,480	91
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	27,265	32
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	6,064	7
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	403,001	406
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	567,869	575
Federal National Mortgage Association, 2.025%, 7/25/25	106,039	106
Federal National Mortgage Association, 2.025%, 7/25/25	258,156	259
Federal National Mortgage Association, 2.500%, 10/1/22	964,447	1,000
Federal National Mortgage Association, 2.500%, 12/1/22	240,817	250
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	346,074	354
Federal National Mortgage Association, 3.000%, 6/1/22	279,892	294
Federal National Mortgage Association, 3.000%, 4/1/24	623,930	656
Federal National Mortgage Association, 3.000%, 8/1/28	598,082	628
Federal National Mortgage Association, 3.000%, 2/1/30	165,437	174
Federal National Mortgage Association, 3.000%, 4/1/30	283,535	299
Federal National Mortgage Association, 3.000%, 7/1/30	670,644	707
Federal National Mortgage Association, 3.000%, 9/1/30	352,447	372
Federal National Mortgage Association, 3.500%, 5/1/27	1,183,037	1,249
Federal National Mortgage Association, 3.500%, 11/1/44	1,714,367	1,829
Federal National Mortgage Association, 3.500%, 4/1/46	3,324,807	3,507

Short-Term Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.000%, 2/1/29	1,454,627	1,552
Federal National Mortgage Association, 4.000%, 3/1/41	68,484	74
Federal National Mortgage Association, 4.000%, 3/1/42	715,863	771
Federal National Mortgage Association, 4.000%, 8/1/43	545,346	586
Federal National Mortgage Association, 4.000%, 9/1/43	1,278,393	1,373
Federal National Mortgage Association, 4.000%, 10/1/43	33,095	36
Federal National Mortgage Association, 4.000%, 11/1/43	814,276	875
Federal National Mortgage Association, 4.000%, 12/1/43	400,674	430
Federal National Mortgage Association, 4.000%, 11/1/45	381,270	410
Federal National Mortgage Association, 4.500%, 5/1/40	225,721	248
Federal National Mortgage Association, 4.500%, 9/1/40	215,903	237
Federal National Mortgage Association, 5.000%, 10/1/33	285,412	318
Federal National Mortgage Association, 5.500%, 8/1/37	162,062	184
Federal National Mortgage Association, 5.500%, 2/1/38	608,794	692
Federal National Mortgage Association, 6.000%, 8/1/22	101,760	109
Federal National Mortgage Association, 6.000%, 3/1/34	132,464	154
Federal National Mortgage Association, 6.000%, 8/1/34	366,400	426
Federal National Mortgage Association, 6.000%, 11/1/34	14,816	17
Federal National Mortgage Association, 6.000%, 12/1/34	4,585	5
Federal National Mortgage Association, 6.000%, 4/1/35	8,778	10
Federal National Mortgage Association, 6.000%, 5/1/38	6,591	8
Federal National Mortgage Association, 6.000%, 10/1/40	333,769	383
Federal National Mortgage Association, 6.500%, 7/1/32	42,581	50
Federal National Mortgage Association, 6.500%, 12/1/32	48,540	58
Federal National Mortgage Association Connecticut Avenue Securities, 2.625%, 11/25/24	30,289	30
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	500,000	501
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.790%, 5/15/18	70,143	70
Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/19	790,000	791

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.290%, 4/15/19	425,000	425
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, 1.390%, 7/15/20	175,000	176
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.420%, 8/15/19	400,000	401
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.500%, 1/15/20	575,000	580
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	500,000	500
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.400%, 8/15/19	1,150,000	1,153
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.550%, 7/15/21	490,000	490
GM Financial Automobile Leasing Trust, Series 2016-3, Class A3, 1.610%, 12/20/19	155,000	156
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/19	415,000	417
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	290
GMF Floorplan Owner Revolving Trust, Series 2016-1, 1.960%, 5/17/21 144A	395,000	396
GMF Floorplan Owner Revolving Trust, Series 2016-1, 2.410%, 5/17/21 144A	125,000	126
GMF Floorplan Owner Revolving Trust, Series 2016-1, 2.850%, 5/17/21 144A	100,000	100
Government National Mortgage Association, 3.500%, 12/20/42	13,643	15
Government National Mortgage Association, 3.500%, 9/20/43	202,915	216
Government National Mortgage Association, 4.000%, 1/20/45	62,022	65
Government National Mortgage Association, 5.000%, 3/20/34	746,398	838
Government National Mortgage Association, 5.500%, 6/20/37	181,938	201
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	350,000	351
GS Mortgage Securities Trust, Series 2016-GS3, Class A1, 1.429%, 10/10/49	90,000	90
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	254,767	255
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	216,772	218
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.482%, 7/25/44 144A	91,844	93
Honda Auto Receivables Owner Trust, Series 2013-4, Class A4, 1.040%, 2/18/20	85,000	85
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.400%, 11/15/18 144A	330,000	331
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A3, 1.520%, 10/15/19 144A	150,000	150
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	175,000	176

Short-Term Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/20 144A	290,000	290
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.680%, 4/15/20 144A	100,000	100
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 4/15/19	262,534	263
Hyundai Auto Receivables Trust, Series 2016-A, Class A3, 1.560%, 9/15/20	80,000	81
John Deere Owner Trust, Series 2016-B, Class A3, 1.250%, 6/15/20	215,000	215
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	160,000	160
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	345,000	345
John Deere Owner Trust, Series 2016-B, Class A4, 1.490%, 5/15/23	105,000	105
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class A1, 1.462%, 8/15/49	270,000	270
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 6.088%, 2/12/51	350,000	362
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.116%, 4/17/45	90,640	90
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.188%, 2/15/51	680,000	686
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	207,987	208
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	416,842	417
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	418,022	419
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.626%, 5/15/48	163,536	164
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	717,878	721
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.500%, 7/15/20 144A	150,000	150
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.670%, 7/15/20 144A	1,500,000	1,508
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	44	-	(m)
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	9,187	9
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 8/15/17	441,094	441
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/19	400,000	402
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/57 144A	137,825	139
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	353
ML-CFC Commerical Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	64,400	64

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	225,000	225
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.480%, 6/15/20 144A	305,000	306
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1, 1.389%, 9/15/49	140,000	140
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	263,094	265
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	258,308	259
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	285,260	287
MVW Owner Trust, Series 15-1A, Class A, 2.520%, 12/20/32 144A	497,160	500
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 8/25/26 144A	94,851	95
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239%, 6/25/26 144A	167,570	168
Nationstar HECM Loan Trust, Series 2016-1A, Class A, 2.981%, 2/25/26 144A	66,444	66
Nissan Auto Lease Trust, Series 2014-A, Class A4, 1.040%, 10/15/19	206,639	207
Nissan Auto Lease Trust, Series 2016-B, Class A4, 1.610%, 1/18/22	370,000	370
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.320%, 1/15/21	100,000	100
Nissan Auto Receivables Owner Trust, 1.340%, 10/15/20	300,000	301
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.440%, 1/15/20	400,000	401
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.540%, 6/15/21	335,000	334
SBA Tower Trust, 2.240%, 4/16/18 144A	180,000	181
SBA Tower Trust, 2.877%, 7/15/21 144A	155,000	158
SBA Tower Trust, 2.933%, 12/15/17 144A	945,000	950
SBA Tower Trust, 3.156%, 10/15/20 144A	635,000	641
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	230,215	231
Sierra Receivables Funding Co. LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	232,182	233
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A, 2.580%, 9/20/32 144A	163,844	165
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A, 2.330%, 7/20/33 144A	212,264	212
SLM Student Loan Trust, Series 2008-9, Class A, 2.215%, 4/25/23	191,152	192
SLM Student Loan Trust, Series 2008-4, Class A4, 2.365%, 7/25/22	99,368	100
SLM Student Loan Trust, Series 2008-5, Class A4, 2.415%, 7/25/23	265,263	267
SMART ABS Trust, Series 2015-1US, Class A2A, 0.990%, 8/14/17	20,108	20
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	550,000	550

Short-Term Bond Portfolio

Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.360%, 8/17/20	1,145,000	1,147
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 4/15/21	595,000	598
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	1,155,000	1,161
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.690%, 3/15/21	465,000	466
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B, 2.640%, 3/15/23	250,000	255
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.482%, 8/15/39	103,781	105
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 8/25/55 144A	134,086	134
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/55 144A	211,855	214
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, 4/25/55 144A	404,157	410
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/55 144A	162,315	164
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, 5/25/55 144A	367,273	371
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, 2/25/55 144A	258,320	263
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.310%, 9/16/19	1,500,000	1,504
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4, 1.690%, 12/15/20	610,000	617
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	47,728	48
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.160%, 3/20/20	1,150,000	1,149
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.450%, 9/21/20	425,000	423
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	175,000	176
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	919
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	309,704	310
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1, 1.441%, 10/15/49	160,000	160
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	139,653	140
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	167,669	168
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	214,807	215
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	321,076	322
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	363,157	365
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	552

	Structured Products (39.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 3.005%, 12/25/34	389,697	397
	Wendy’s Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	826,650	830
	Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25 144A	200,000	201
	Wheels SPV LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	146,385	146
	World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 5/15/20	150,000	150
	World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 8/15/19	480,000	482

	Total Structured Products
	(Cost: $101,826)		102,568

	Short-Term Investments (2.6%)

	Commercial Paper (2.6%)
(b)	Albemarle Corp., 0.000%, 10/20/16 144A	655,000	654
(b)	Anheuser-Busch InBev Worldwide, Inc., 0.000%, 9/5/17 144A	390,000	386
(b)	Enbridge Energy Partners, 0.000%, 11/9/16 144A	1,260,000	1,259
(b)	Ford Motor Credit Co. LLC, 0.000%, 9/1/17 144A	1,285,000	1,267
(b)	Manhattan Asset Funding Co. LLC, 0.000%, 9/6/17 144A	1,280,000	1,262
(b)	Plains All American Pipeline LP, 0.000%, 11/1/16 144A	1,245,000	1,244
(b)	Reckitt Benckiser Treasury Services PLC, 0.000%, 8/25/17 144A	640,000	633

	Total		6,705

	Total Short-Term Investments
	(Cost: $6,698)		6,705

	Total Investments (98.8%)
	(Cost: $258,273)(a)		260,121

	Other Assets, Less
	Liabilities (1.2%)		3,118

	Net Assets (100.0%)		263,239

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $55,474 representing 21.1% of the net assets.

RB — Revenue Bond

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $258,273 and the net unrealized appreciation of investments based on that cost was $1,848 which is comprised of $1,960 aggregate gross unrealized appreciation and $112 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2016, $3,157)	26	12/16	$2
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2016, $1,841)	14	12/16	5
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2016, $18,352)	84	12/16	-	(m)

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-		$24,050	$-
Municipal Bonds	-		1,965	-
Corporate Bonds	-		124,519	314
Structured Products	-		102,239	329
Short-Term Investments	-		6,705	-
Other Financial Instruments^
Futures	7		-	-
Total Assets:	$7		$259,478	$643
Liabilities:
Other Financial Instruments^
Futures	-	(m)	-	-
Total Liabilities:	$-		$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended September 30, 2016, there were transfers from Level 2 to Level 3 in the amount of $168 (in thousands). These transfers were the result of an decrease in the quantity of observable inputs for a security that is now priced by a third party vendor utilizing a broker quote.

Select Bond Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
Lockheed Martin Corp., 2.500%, 11/23/20	2,745,000	2,833
Lockheed Martin Corp., 4.700%, 5/15/46	1,630,000	1,937
Northrop Grumman Corp., 3.250%, 8/1/23	3,375,000	3,606
Northrop Grumman Corp., 3.850%, 4/15/45	1,085,000	1,126

Total		9,502

Autos & Vehicle Parts (0.7%)
BMW US Capital LLC, 2.800%, 4/11/26 144A	2,825,000	2,886
General Motors Co., 5.000%, 4/1/35	1,545,000	1,599
General Motors Financial Co., 3.450%, 4/10/22	2,390,000	2,424
General Motors Financial Co., 3.700%, 5/9/23	4,220,000	4,292
General Motors Financial Co., 4.200%, 3/1/21	5,820,000	6,125
General Motors Financial Co., 5.250%, 3/1/26	3,350,000	3,679

Total		21,005

Banking (5.9%)
Bank of America Corp., 4.450%, 3/3/26	6,755,000	7,249
Bank of America Corp., 6.000%, 9/1/17	3,550,000	3,691
The Bank of New York Mellon Corp., 2.200%, 8/16/23	4,780,000	4,766
The Bank of New York Mellon Corp., 2.450%, 8/17/26	3,580,000	3,558
Capital One Financial Corp., 3.750%, 7/28/26	1,835,000	1,841
Capital One Financial Corp., 4.200%, 10/29/25	2,651,000	2,766
Citigroup, Inc., 1.550%, 8/14/17	5,035,000	5,041
Citigroup, Inc., 4.450%, 9/29/27	6,260,000	6,551
Citigroup, Inc., 4.600%, 3/9/26	2,775,000	2,964
Cooperatieve Rabobank UA, 3.750%, 7/21/26	4,715,000	4,723
Credit Suisse Group Funding Guernsey, Ltd., 3.450%, 4/16/21 144A	2,051,000	2,093
Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 6/9/23 144A	3,845,000	3,896
Credit Suisse Group Funding Guernsey, Ltd., 4.550%, 4/17/26 144A	1,975,000	2,074
The Goldman Sachs Group, Inc., 2.350%, 11/15/21	5,515,000	5,502
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	1,815,000	1,910
The Goldman Sachs Group, Inc., 4.750%, 10/21/45	2,336,000	2,622
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	2,485,000	3,164
HSBC Holdings PLC, 2.650%, 1/5/22	7,995,000	7,968
HSBC Holdings PLC, 3.900%, 5/25/26	2,680,000	2,777
ING Bank NV, 2.050%, 8/15/21 144A	5,085,000	5,091
JP Morgan Chase & Co., 2.295%, 8/15/21	5,500,000	5,512
JP Morgan Chase & Co., 2.400%, 6/7/21	3,465,000	3,504
JP Morgan Chase & Co., 2.950%, 10/1/26	8,961,000	8,984
Lazard Group LLC, 3.750%, 2/13/25	4,135,000	4,163
Lazard Group LLC, 4.250%, 11/14/20	2,445,000	2,621
Mitsubishi UFJ Financial Group, Inc., 2.757%, 9/13/26	4,410,000	4,401
Morgan Stanley, 2.500%, 4/21/21	6,215,000	6,293
Morgan Stanley, 3.125%, 7/27/26	6,665,000	6,705
Morgan Stanley, 4.000%, 7/23/25	4,580,000	4,925

	Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Murray Street Investment Trust I, 4.647%, 3/9/17	5,415,000	5,470
	Royal Bank of Canada, 2.300%, 3/22/21	110,000	113
	Royal Bank of Scotland Group PLC, 3.875%, 9/12/23	3,620,000	3,562
	Skandinaviska Enskilda Banken AB, 1.875%, 9/13/21	3,705,000	3,676
	Svenska Handelsbanken AB, 1.875%, 9/7/21	3,455,000	3,436
	Synchrony Financial, 3.700%, 8/4/26	3,320,000	3,296
	The Toronto-Dominion Bank, 2.250%, 3/15/21 144A	7,335,000	7,486
	UBS Group Funding Jersey, Ltd., 2.650%, 2/1/22 144A	5,200,000	5,190
	UBS Group Funding Jersey, Ltd., 4.125%, 4/15/26 144A	2,300,000	2,418
	US Bancorp, 2.375%, 7/22/26	4,775,000	4,716
(d),*	Washington Mutual Bank, 6.750%, 5/20/36	1,100,000	-
(d),*	Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	-
	Westpac Banking Corp., 2.000%, 8/19/21	5,385,000	5,376
	Westpac Banking Corp., 2.700%, 8/19/26	2,155,000	2,139

	Total		174,233

	Basic Materials (0.1%)
	International Paper Co., 5.150%, 5/15/46	2,485,000	2,756

	Total		2,756

	Chemicals (0.4%)
	Air Liquide Finance SA, 1.375%, 9/27/19 144A	3,330,000	3,330
	Air Liquide Finance SA, 1.750%, 9/27/21 144A	2,820,000	2,809
	Air Liquide Finance SA, 2.250%, 9/27/23 144A	2,405,000	2,410
	Air Liquide Finance SA, 2.500%, 9/27/26 144A	2,405,000	2,418
	The Mosaic Co., 5.625%, 11/15/43	800,000	859

	Total		11,826

	Conglomerate & Diversified Manufacturing (0.2%)
	3M Co., 2.250%, 9/19/26	1,575,000	1,573
	General Electric Capital Corp., 5.875%, 1/14/38	985,000	1,319
	Valmont Industries, Inc., 5.250%, 10/1/54	1,570,000	1,471

	Total		4,363

	Consumer Products & Retailing (0.8%)
	McDonald’s Corp., 2.750%, 12/9/20	1,470,000	1,525
	McDonald’s Corp., 3.700%, 1/30/26	1,629,000	1,752
	McDonald’s Corp., 4.875%, 12/9/45	3,205,000	3,720
	Newell Rubbermaid, Inc., 4.200%, 4/1/26	1,350,000	1,470
	Newell Rubbermaid, Inc., 5.500%, 4/1/46	1,355,000	1,644
	Philip Morris International, Inc., 2.125%, 5/10/23	2,400,000	2,395
	Philip Morris International, Inc., 4.250%, 11/10/44	1,800,000	1,994
	Reynolds American, Inc., 5.700%, 8/15/35	1,395,000	1,724
	Reynolds American, Inc., 5.850%, 8/15/45	2,535,000	3,296
	Walgreens Boots Alliance, Inc., 3.450%, 6/1/26	3,900,000	4,049

	Total		23,569

	Electric Utilities (2.1%)
	American Electric Power Co., 1.650%, 12/15/17	3,755,000	3,762
	Arizona Public Service Co., 2.550%, 9/15/26	1,570,000	1,580
	Commonwealth Edison Co., 3.700%, 3/1/45	600,000	620

Select Bond Portfolio

Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	985,000	1,032
Dominion Resources, Inc., 1.600%, 8/15/19	2,110,000	2,106
Dominion Resources, Inc., 2.000%, 8/15/21	1,585,000	1,581
Dominion Resources, Inc., 2.850%, 8/15/26	1,600,000	1,591
Dominion Resources, Inc., 2.962%, 7/1/19	1,130,000	1,160
Dominion Resources, Inc., 4.700%, 12/1/44	795,000	879
Duke Energy Carolinas LLC, 2.500%, 3/15/23	2,200,000	2,271
Duke Energy Carolinas LLC, 3.875%, 3/15/46	1,115,000	1,178
Duke Energy Corp., 1.800%, 9/1/21	2,445,000	2,432
Duke Energy Corp., 2.650%, 9/1/26	3,055,000	2,998
Duke Energy Corp., 3.750%, 9/1/46	1,330,000	1,290
Duke Energy Corp., 4.800%, 12/15/45	540,000	613
Duke Energy Florida LLC, 3.400%, 10/1/46	1,050,000	1,024
Fortis, Inc., 2.100%, 10/4/21 144A	1,890,000	1,883
Fortis, Inc., 3.055%, 10/4/26 144A	3,785,000	3,769
Indiana Michigan Power Co., 4.550%, 3/15/46	1,135,000	1,277
Interstate Power & Light Co., 3.700%, 9/15/46	1,205,000	1,224
MidAmerican Energy Co., 3.500%, 10/15/24	1,540,000	1,679
MidAmerican Energy Co., 4.250%, 5/1/46	1,540,000	1,757
Pacific Gas & Electric Co., 2.950%, 3/1/26	1,886,000	1,964
PECO Energy Co., 3.150%, 10/15/25	2,885,000	3,066
PPL Capital Funding, Inc., 3.100%, 5/15/26	4,425,000	4,498
PPL Electric Utilities Corp., 4.150%, 10/1/45	1,895,000	2,104
Puget Energy, Inc., 6.000%, 9/1/21	4,155,000	4,802
Sierra Pacific Power Co., 2.600%, 5/1/26 144A	2,420,000	2,452
The Southern Co., 4.400%, 7/1/46	2,185,000	2,358
Southwestern Electric Power Co., 3.900%, 4/1/45	1,570,000	1,571
Virginia Electric & Power Co., 3.150%, 1/15/26	1,685,000	1,781

Total		62,302

Energy (0.5%)
Apache Corp., 4.250%, 1/15/44	1,515,000	1,472
Cimarex Energy Co., 4.375%, 6/1/24	1,770,000	1,848
EOG Resources, Inc., 4.150%, 1/15/26	857,000	936
Halliburton Co., 5.000%, 11/15/45	3,277,000	3,577
Hess Corp., 5.800%, 4/1/47	1,760,000	1,801
Noble Energy, Inc., 6.000%, 3/1/41	856,000	926
Southern California Gas Co., 2.600%, 6/15/26	3,065,000	3,130
Southern Co. Gas Capital Corp., 2.450%, 10/1/23	1,050,000	1,056

Total		14,746

Finance (0.2%)
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	3,124,000	3,506
Stadshypotek AB, 1.875%, 10/2/19 144A	3,190,000	3,222

Total		6,728

Food & Beverage (1.2%)
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	8,104,000	8,704
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	6,468,000	7,695
The Coca-Cola Co., 1.550%, 9/1/21	1,905,000	1,900
Kraft Heinz Foods Co., 2.800%, 7/2/20	4,455,000	4,617
Kraft Heinz Foods Co., 3.000%, 6/1/26	2,715,000	2,737
WM Wrigley Jr. Co., 2.000%, 10/20/17 144A	1,080,000	1,087

Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
WM Wrigley Jr. Co., 2.400%, 10/21/18 144A	1,450,000	1,474
WM Wrigley Jr. Co., 2.900%, 10/21/19 144A	3,185,000	3,295
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	3,845,000	4,070

Total		35,579

Healthcare (0.2%)
Express Scripts Holding Co., 4.800%, 7/15/46	1,689,000	1,755
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	3,405,000	3,379

Total		5,134

Insurance (1.1%)
American International Group, Inc., 3.900%, 4/1/26	1,194,000	1,263
American International Group, Inc., 6.250%, 5/1/36	1,675,000	2,064
Berkshire Hathaway, Inc., 3.125%, 3/15/26	5,725,000	6,017
Chubb INA Holdings, Inc., 3.350%, 5/3/26	2,681,000	2,871
Chubb INA Holdings, Inc., 4.350%, 11/3/45	2,030,000	2,347
Marsh & McLennan Cos., 3.750%, 3/14/26	2,590,000	2,800
MetLife, Inc., 4.600%, 5/13/46	1,825,000	1,975
Metropolitan Life Global Funding I, 1.550%, 9/13/19 144A	2,535,000	2,533
Metropolitan Life Global Funding I, 1.950%, 9/15/21 144A	3,775,000	3,774
The Progressive Corp., 2.450%, 1/15/27	1,600,000	1,593
Teachers Insurance & Annuity Association of America, 4.900%, 9/15/44 144A	425,000	478
Trinity Acquisition PLC, 4.400%, 3/15/26	820,000	859
UnitedHealth Group, Inc., 3.100%, 3/15/26	2,600,000	2,716
Voya Financial, Inc., 4.800%, 6/15/46	315,000	314

Total		31,604

Media (0.7%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 6.484%, 10/23/45 144A	3,308,000	4,000
Cox Communications, Inc., 4.800%, 2/1/35 144A	580,000	575
Discovery Communications LLC, 4.875%, 4/1/43	770,000	733
Discovery Communications LLC, 4.900%, 3/11/26	2,000,000	2,173
Grupo Televisa SAB, 5.000%, 5/13/45	1,455,000	1,388
Grupo Televisa SAB, 6.125%, 1/31/46	1,385,000	1,515
Scripps Networks Interactive, Inc., 2.800%, 6/15/20	1,530,000	1,567
Scripps Networks Interactive, Inc., 3.500%, 6/15/22	1,310,000	1,367
Scripps Networks Interactive, Inc., 3.900%, 11/15/24	1,125,000	1,182
Time Warner Cable, Inc., 6.550%, 5/1/37	785,000	931
Viacom, Inc., 2.250%, 2/4/22	1,770,000	1,762
Viacom, Inc., 3.450%, 10/4/26	1,180,000	1,180
Viacom, Inc., 4.850%, 12/15/34	1,485,000	1,514

Total		19,887

Metals & Mining (0.3%)
Barrick Gold Corp., 5.250%, 4/1/42	1,145,000	1,256
Barrick North America Finance LLC, 4.400%, 5/30/21	2,090,000	2,289
BHP Billiton Finance USA, Ltd., 5.000%, 9/30/43	1,315,000	1,554

Select Bond Portfolio

Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Rio Tinto Finance USA, Ltd., 3.750%, 6/15/25	3,260,000	3,507
Vale Overseas, Ltd., 5.875%, 6/10/21	1,225,000	1,283

Total		9,889

Oil & Gas (0.9%)
Chevron Corp., 1.561%, 5/16/19	3,866,000	3,887
Chevron Corp., 2.100%, 5/16/21	6,900,000	7,014
Chevron Corp., 2.954%, 5/16/26	1,690,000	1,746
Exxon Mobil Corp., 4.114%, 3/1/46	1,665,000	1,861
Marathon Petroleum Corp., 5.000%, 9/15/54	290,000	254
Marathon Petroleum Corp., 5.850%, 12/15/45	1,030,000	1,046
Shell International Finance BV, 2.500%, 9/12/26	525,000	516
Shell International Finance BV, 2.875%, 5/10/26	3,330,000	3,380
Shell International Finance BV, 3.750%, 9/12/46	1,565,000	1,545
Shell International Finance BV, 4.000%, 5/10/46	2,501,000	2,559
Valero Energy Corp., 3.400%, 9/15/26	2,975,000	2,955

Total		26,763

Pharmaceuticals (1.7%)
AbbVie, Inc., 2.500%, 5/14/20	4,310,000	4,394
AbbVie, Inc., 3.200%, 5/14/26	1,915,000	1,939
AbbVie, Inc., 4.450%, 5/14/46	1,855,000	1,937
Actavis Funding SCS, 3.800%, 3/15/25	3,406,000	3,605
Actavis Funding SCS, 4.750%, 3/15/45	2,735,000	2,990
Amgen, Inc., 2.600%, 8/19/26	2,445,000	2,398
Amgen, Inc., 4.400%, 5/1/45	1,835,000	1,928
Biogen, Inc., 5.200%, 9/15/45	1,496,000	1,760
Celgene Corp., 2.875%, 8/15/20	1,715,000	1,774
Celgene Corp., 5.000%, 8/15/45	2,765,000	3,113
Gilead Sciences, Inc., 4.150%, 3/1/47	1,515,000	1,548
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	4,150,000	4,331
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19	3,660,000	3,658
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/23	4,290,000	4,311
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	3,875,000	3,896
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	4,345,000	4,329
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/1/26	2,650,000	2,662

Total		50,573

Pipelines (0.8%)
Energy Transfer Partners LP, 2.500%, 6/15/18	2,365,000	2,380
Energy Transfer Partners LP, 4.750%, 1/15/26	1,285,000	1,328
Energy Transfer Partners LP, 6.125%, 12/15/45	4,315,000	4,507
Enterprise Products Operating LLC, 5.100%, 2/15/45	1,085,000	1,167
Enterprise Products Operating LLC, 5.950%, 2/1/41	525,000	608
Enterprise Products Operating LLC, 6.450%, 9/1/40	325,000	393
Gulfstream Natural Gas System LLC, 5.950%, 10/15/45 144A	950,000	1,055
Kinder Morgan, Inc., 5.300%, 12/1/34	575,000	573
Kinder Morgan, Inc., 5.550%, 6/1/45	2,775,000	2,847
Magellan Midstream Partners LP, 5.000%, 3/1/26	965,000	1,099

Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27 144A	1,860,000	1,907
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/1/26 144A	2,390,000	3,094
Williams Partners LP, 4.000%, 9/15/25	1,135,000	1,135
Williams Partners LP, 5.100%, 9/15/45	350,000	341

Total		22,434

Real Estate Investment Trusts (0.7%)
DDR Corp., 3.375%, 5/15/23	3,180,000	3,205
DDR Corp., 4.625%, 7/15/22	3,647,000	3,957
Mid-America Apartments LP, 3.750%, 6/15/24	2,705,000	2,822
Mid-America Apartments LP, 4.000%, 11/15/25	1,440,000	1,530
Mid-America Apartments LP, 4.300%, 10/15/23	1,255,000	1,355
Tanger Properties LP, 3.750%, 12/1/24	1,340,000	1,408
Tanger Properties LP, 3.875%, 12/1/23	1,565,000	1,654
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	2,740,000	2,855

Total		18,786

Technology (2.3%)
Apple, Inc., 2.450%, 8/4/26	2,505,000	2,507
Apple, Inc., 3.850%, 8/4/46	4,995,000	5,109
Cisco Systems, Inc., 1.400%, 9/20/19	6,505,000	6,511
Cisco Systems, Inc., 1.850%, 9/20/21	7,095,000	7,138
Cisco Systems, Inc., 2.200%, 9/20/23	5,320,000	5,362
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26 144A	1,895,000	2,078
Fidelity National Information Services, Inc., 2.250%, 8/15/21	1,835,000	1,846
Fidelity National Information Services, Inc., 2.850%, 10/15/18	3,230,000	3,315
Fidelity National Information Services, Inc., 3.625%, 10/15/20	2,545,000	2,699
Fidelity National Information Services, Inc., 4.500%, 8/15/46	2,089,000	2,089
Hewlett Packard Enterprise Co., 4.900%, 10/15/25 144A	1,455,000	1,553
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 144A	3,610,000	3,725
Microsoft Corp., 2.000%, 8/8/23	2,830,000	2,826
Microsoft Corp., 2.400%, 8/8/26	2,165,000	2,167
Microsoft Corp., 3.450%, 8/8/36	1,655,000	1,686
Microsoft Corp., 3.700%, 8/8/46	2,330,000	2,358
Microsoft Corp., 3.950%, 8/8/56	1,075,000	1,089
Oracle Corp., 1.900%, 9/15/21	3,195,000	3,203
Oracle Corp., 2.400%, 9/15/23	6,990,000	7,046
Oracle Corp., 2.650%, 7/15/26	710,000	710
Oracle Corp., 3.850%, 7/15/36	1,370,000	1,423
Oracle Corp., 4.000%, 7/15/46	1,430,000	1,478

Total		67,918

Telecommunications (1.4%)
American Tower Corp., 3.450%, 9/15/21	2,960,000	3,115
AT&T, Inc., 3.000%, 6/30/22	5,040,000	5,182
AT&T, Inc., 3.400%, 5/15/25	6,376,000	6,551
AT&T, Inc., 3.800%, 3/15/22	2,085,000	2,233
AT&T, Inc., 3.950%, 1/15/25	3,960,000	4,203

Select Bond Portfolio

	Corporate Bonds (23.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	AT&T, Inc., 4.450%, 4/1/24	6,605,000	7,260
	Verizon Communications, Inc., 4.125%, 8/15/46	2,345,000	2,346
	Verizon Communications, Inc., 4.272%, 1/15/36	1,878,000	1,957
	Verizon Communications, Inc., 4.400%, 11/1/34	3,494,000	3,697
	Verizon Communications, Inc., 4.862%, 8/21/46	4,280,000	4,794

	Total		41,338

	Transportation (0.5%)
	AP Moeller - Maersk, 3.875%, 9/28/25 144A	2,341,000	2,379
	ERAC USA Finance LLC, 3.300%, 12/1/26 144A	3,290,000	3,385
	FedEx Corp., 4.550%, 4/1/46	2,770,000	3,077
	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.200%, 7/15/20 144A	2,515,000	2,603
	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 144A	2,000,000	2,080
	Union Pacific Corp., 4.050%, 3/1/46	2,040,000	2,245

	Total		15,769

	Total Corporate Bonds
	(Cost: $657,578)		676,704

	Governments (33.3%)

	Foreign Agencies (0.7%)
	Electricite de France SA, 5.250%, 10/13/55 144A	1,800,000	1,868
	Electricite de France SA, 6.000%, 1/22/2114 144A	515,000	558
	KFW, 1.000%, 7/15/19	5,991,000	5,969
	Petroleos Mexicanos, 2.460%, 12/15/25	6,098,050	6,262
	Petroleos Mexicanos, 5.625%, 1/23/46	2,065,000	1,801
	Petroleos Mexicanos, 6.750%, 9/21/47 144A	2,210,000	2,210
	Petroleos Mexicanos, 6.875%, 8/4/26 144A	1,775,000	2,001

	Total		20,669

	US Government & Agencies (31.2%)
	Federal National Mortgage Association, 0.000%, 10/9/19	14,300,000	13,726
	US Treasury, 0.750%, 2/28/18	15,613,000	15,618
	US Treasury, 0.750%, 8/31/18	24,386,000	24,381
	US Treasury, 0.750%, 9/30/18	33,531,000	33,521
	US Treasury, 0.750%, 8/15/19	62,600,000	62,382
	US Treasury, 0.875%, 5/31/18	64,745,000	64,879
	US Treasury, 0.875%, 7/15/18	8,472,000	8,488
	US Treasury, 0.875%, 9/15/19	15,062,000	15,062
	US Treasury, 1.000%, 5/15/18	16,263,000	16,328
	US Treasury, 1.000%, 9/15/18	7,127,000	7,156
(b)	US Treasury, 1.000%, 6/15/19	93,881,000	93,907
	US Treasury, 1.000%, 8/31/19	2,529,000	2,537
	US Treasury, 1.125%, 6/15/18	10,958,000	11,026
	US Treasury, 1.125%, 8/31/21	11,576,000	11,564
	US Treasury, 1.125%, 9/30/21	40,380,000	40,326
	US Treasury, 1.250%, 12/15/18	7,664,000	7,736
	US Treasury, 1.250%, 1/15/19	31,547,000	31,759
	US Treasury, 1.375%, 9/30/18	4,927,000	4,983
	US Treasury, 1.375%, 1/31/21	20,232,000	20,453
	US Treasury, 1.375%, 4/30/21	45,761,000	46,240
	US Treasury, 1.375%, 8/31/23	978,000	975
	US Treasury, 1.375%, 9/30/23	4,392,000	4,375
(b)	US Treasury, 1.500%, 8/15/26	82,698,000	81,894
	US Treasury, 1.625%, 8/31/19	13,523,000	13,808
	US Treasury, 1.625%, 11/30/20	5,435,000	5,552

	Governments (33.3%)	Shares/ $ Par	Value $ (000’s)

	US Government & Agencies continued
	US Treasury, 1.750%, 10/31/20	10,651,000	10,931
	US Treasury, 2.000%, 8/31/21	10,042,000	10,431
	US Treasury, 2.000%, 10/31/21	40,968,000	42,570
(b)	US Treasury, 2.125%, 8/15/21	97,817,000	102,150
	US Treasury, 2.250%, 8/15/46	18,626,000	18,288
	US Treasury, 2.500%, 2/15/46	27,903,000	28,840
	US Treasury, 2.500%, 5/15/46	36,067,000	37,329
	US Treasury, 3.000%, 11/15/45	24,338,000	27,770

	Total		916,985

	Yankee Sovereign (1.4%)
	Abu Dhabi Government International Bond, 2.125%, 5/3/21 144A	2,855,000	2,876
	Israel Government International Bond, 4.500%, 1/30/43	2,390,000	2,726
	Mexico Government International Bond, 4.125%, 1/21/26	4,692,000	5,046
	Mexico Government International Bond, 4.350%, 1/15/47	2,045,000	2,009
	Mexico Government International Bond, 5.750%, 10/12/2110	3,460,000	3,659
	Paraguay Government International Bond, 6.100%, 8/11/44 144A	1,660,000	1,888
	Qatar Government International Bond, 2.375%, 6/2/21 144A	3,820,000	3,849
	Qatar Government International Bond, 3.250%, 6/2/26 144A	2,320,000	2,358
	Slovenia Government International Bond, 5.250%, 2/18/24 144A	6,530,000	7,660
	Slovenia Government International Bond, 5.500%, 10/26/22 144A	2,970,000	3,468
	Slovenia Government International Bond, 5.850%, 5/10/23 144A	2,743,000	3,285
	South Africa Government International Bond, 4.300%, 10/12/28	2,765,000	2,737

	Total		41,561

	Total Governments
	(Cost: $978,585)		979,215

	Municipal Bonds (1.2%)

	Municipal Bonds (1.2%)
	County of Clark Department of Aviation, 6.820%, 7/1/45 RB	3,915,000	6,090
	Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,635,000	4,182
	New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	2,922,000	4,448
	North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	3,125,000	4,846
	Ohio State University, 4.800%, 6/1/2111 RB	1,065,000	1,189
	Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,665,000	4,218
	Province of Ontario, 1.250%, 6/17/19 GO	3,277,000	3,272
	Province of Ontario, 1.625%, 1/18/19 GO	4,715,000	4,758
	State of California, Series 2010, 7.600%, 11/1/40 GO	2,445,000	3,964

	Total Municipal Bonds
	(Cost: $34,719)		36,967

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products (47.1%)
Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/19	1,549,000	1,555
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.370%, 11/8/19	1,773,000	1,775
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.636%, 2/14/43 IO	2,689,779	1
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	3,483,000	3,493
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	1,539,000	1,555
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	3,302,000	3,336
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/22 144A	4,532,000	4,578
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	1,489,922	1,490
California Republic Auto Receivables Trust, Series 2015-2, Class A3, 1.310%, 8/15/19	1,711,000	1,713
California Republic Auto Receivables Trust, Series 2016-2, Class A2, 1.340%, 3/15/19	1,803,000	1,806
California Republic Auto Receivables Trust, Series 2015-4, Class A2, 1.600%, 9/17/18 144A	1,353,917	1,357
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.820%, 9/15/20	2,888,000	2,912
California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.830%, 12/15/21	3,169,000	3,194
California Republic Auto Receivables Trust, Series 2016-1, Class A3, 1.890%, 5/15/20	3,536,000	3,568
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	1,969,000	2,006
California Republic Auto Receivables Trust, Series 2015-4, Class A4, 2.580%, 6/15/21 144A	2,865,000	2,941
Capital Auto Receivables Asset Trust, Series 2014-3, Class A2, 1.180%, 12/20/17	1,110,761	1,111
Capital Auto Receivables Asset Trust, Series 2016-2, Class A2A, 1.320%, 1/20/19	1,109,000	1,110
Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/19	1,891,000	1,892
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.390%, 9/20/18	1,707,000	1,710
Capital Auto Receivables Asset Trust, Series 2016-2, Class A3, 1.460%, 6/20/20	2,662,000	2,661
Capital Auto Receivables Asset Trust, Series 2016-1, Class A2A, 1.500%, 11/20/18	4,495,278	4,505
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	1,628,000	1,629
Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/19	2,821,000	2,833
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	2,289,000	2,295

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	3,432,000	3,424
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/22/21	1,365,000	1,368
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	3,384,000	3,398
Capital Auto Receivables Asset Trust, Series 2016-1, Class A, 1.730%, 4/20/20	3,740,000	3,756
Capital Auto Receivables Asset Trust, Series 2015-4, Class A3, 1.830%, 3/20/20	3,631,000	3,652
Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/20	3,714,000	3,741
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.970%, 1/21/20	5,017,000	5,059
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,704
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	1,879,000	1,896
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 1.154%, 2/15/24	2,789,000	2,805
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.390%, 1/15/21	340,000	342
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.480%, 7/15/20	6,487,000	6,515
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5, 1.660%, 6/17/24	3,936,000	3,928
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1, 1.793%, 1/10/48	1,614,087	1,624
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.091%, 5/10/58	1,155,000	1,209
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A4, 4.961%, 4/15/44 144A	2,290,000	2,534
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 144A	5,770,000	5,798
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.805%, 5/26/20	1,683,000	1,686
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/9/20	1,395,000	1,408
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1, 1.443%, 8/10/49	929,875	928
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB, 2.620%, 8/10/49	939,000	963
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.987%, 4/10/46	2,415,000	2,429
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616%, 2/10/49	2,857,000	3,103
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	277,820	277
Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/23	2,164,000	2,428

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR6, Class A1, 0.719%, 3/10/46	430,905	429
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	208,391	208
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR11, Class A1, 1.468%, 10/10/46	601,161	601
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	955,000	959
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR6, Class A2, 2.122%, 3/10/46	4,204,000	4,227
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR1, Class A2, 2.350%, 5/15/45	2,855,247	2,865
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR26, Class ASB, 3.373%, 10/10/48	1,137,000	1,211
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	868,000	938
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR19, Class A5, 3.796%, 8/10/47	3,070,000	3,363
Commercial Mortgage Trust Pass Through Certificates, Series 2010-C1, Class A2, 3.830%, 7/10/46 144A	460,028	471
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	2,400,000	2,589
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,163
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.500%, 7/25/43 144A	4,955,021	4,955
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	626,828	627
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.533%, 11/15/48	582,000	627
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,097,000	1,201
Discover Card Execution Note Trust, Series 2016-A2, Class A2, 1.064%, 9/15/21	1,316,000	1,327
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/22	9,345,000	9,358
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.604%, 2/15/31 IO	5,830,479	27
Federal Home Loan Mortgage Corp., 2.546%, 7/1/42	2,165,486	2,236
Federal Home Loan Mortgage Corp., 2.795%, 12/1/41	526,993	548
Federal Home Loan Mortgage Corp., 2.813%, 5/1/45	1,750,321	1,817

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.000%, 3/1/30	1,483,310	1,569
Federal Home Loan Mortgage Corp., 3.000%, 4/1/31	2,088,643	2,209
Federal Home Loan Mortgage Corp., 3.000%, 5/1/31	195,336	207
Federal Home Loan Mortgage Corp., 3.000%, 1/15/43	4,131,546	4,302
Federal Home Loan Mortgage Corp., 3.104%, 2/1/45	2,131,710	2,219
Federal Home Loan Mortgage Corp., 3.500%, 11/1/29	832,826	884
Federal Home Loan Mortgage Corp., 3.500%, 1/1/30	323,648	347
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	6,684,701	7,208
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	1,960,885	2,107
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	4,604,180	4,949
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	3,182,884	3,421
Federal Home Loan Mortgage Corp., 3.500%, 9/1/30	335,525	360
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	3,293,713	3,535
Federal Home Loan Mortgage Corp., 3.500%, 11/1/30	7,011,388	7,532
Federal Home Loan Mortgage Corp., 3.500%, 12/1/30	4,229,714	4,539
Federal Home Loan Mortgage Corp., 3.500%, 1/1/31	7,595,825	8,168
Federal Home Loan Mortgage Corp., 3.500%, 2/1/31	718,949	773
Federal Home Loan Mortgage Corp., 3.500%, 4/1/31	2,292,735	2,467
Federal Home Loan Mortgage Corp., 3.500%, 6/1/31	1,339,297	1,441
Federal Home Loan Mortgage Corp., 3.500%, 7/1/31	850,841	916
Federal Home Loan Mortgage Corp., 3.500%, 7/1/32	9,942,951	10,613
Federal Home Loan Mortgage Corp., 3.500%, 5/1/34	462,460	492
Federal Home Loan Mortgage Corp., 3.500%, 11/1/35	169,359	182
Federal Home Loan Mortgage Corp., 3.500%, 12/1/35	1,674,632	1,797
Federal Home Loan Mortgage Corp., 3.500%, 4/1/42	1,273,957	1,370
Federal Home Loan Mortgage Corp., 3.500%, 7/1/43	820,261	884
Federal Home Loan Mortgage Corp., 3.500%, 8/1/43	2,317,573	2,493
Federal Home Loan Mortgage Corp., 3.500%, 4/1/44	9,719,945	10,463

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	508,068	536
Federal Home Loan Mortgage Corp., 3.500%, 8/1/45	1,000,698	1,069
Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	538,989	576
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	10,029,910	10,712
Federal Home Loan Mortgage Corp., 3.500%, 1/1/46	6,693,167	7,149
Federal Home Loan Mortgage Corp., 3.500%, 2/1/46	14,922,924	15,939
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	7,114,123	7,598
Federal Home Loan Mortgage Corp., 3.500%, 4/1/46	1,012,756	1,081
Federal Home Loan Mortgage Corp., 3.500%, 6/1/46	1,638,803	1,750
Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	280,584	300
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	11,004,044	11,937
Federal Home Loan Mortgage Corp., 4.000%, 6/1/39	122,045	134
Federal Home Loan Mortgage Corp., 4.000%, 9/15/40	3,906,373	4,147
Federal Home Loan Mortgage Corp., 4.000%, 4/1/44	1,346,901	1,445
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	16,435,908	18,065
Federal Home Loan Mortgage Corp., 4.000%, 2/1/45	1,388,464	1,527
Federal Home Loan Mortgage Corp., 4.000%, 9/1/45	634,577	689
Federal Home Loan Mortgage Corp., 4.000%, 10/1/45	14,897,734	16,224
Federal Home Loan Mortgage Corp., 4.000%, 11/1/45	3,807,054	4,136
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	3,691,833	4,010
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	3,404,277	3,701
Federal Home Loan Mortgage Corp., 4.000%, 4/1/46	1,434,014	1,559
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	4,212,163	4,575
Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	1,035,842	1,131
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	6,173,153	6,335
Federal Home Loan Mortgage Corp., 4.500%, 6/1/39	136,486	152
Federal Home Loan Mortgage Corp., 5.000%, 7/1/39	149,003	166
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	2,982,728	3,379

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	658,466	759
Federal Home Loan Mortgage Corp. TBA, 3.000%, 10/1/46	30,000,000	31,174
Federal Home Loan Mortgage Corp. TBA, 3.500%, 10/1/41	9,200,000	9,706
Federal National Mortgage Association, 1.706%, 4/1/43	2,492,766	2,562
Federal National Mortgage Association, 2.425%, 6/1/42	1,991,613	2,058
Federal National Mortgage Association, Series 2016-M6, Class A2, 2.488%, 5/25/26	5,480,000	5,637
Federal National Mortgage Association, 2.545%, 2/1/42	5,145,773	5,394
Federal National Mortgage Association, 2.669%, 1/1/42	2,686,305	2,792
Federal National Mortgage Association, 2.754%, 1/1/45	4,138,399	4,295
Federal National Mortgage Association, 2.833%, 5/1/43	1,141,170	1,189
Federal National Mortgage Association, 2.908%, 6/1/41	3,857,430	4,070
Federal National Mortgage Association, 3.000%, 4/1/31	1,313,303	1,389
Federal National Mortgage Association, 3.000%, 5/1/31	1,658,893	1,754
Federal National Mortgage Association, 3.000%, 6/1/31	11,136,427	11,710
Federal National Mortgage Association, 3.000%, 10/1/31	3,758,000	3,967
Federal National Mortgage Association, 3.000%, 1/1/46	1,624,686	1,736
Federal National Mortgage Association, Series 2012-134, Class LC, 3.000%, 12/25/42	252,093	262
Federal National Mortgage Association, 3.197%, 10/1/43	2,202,762	2,296
Federal National Mortgage Association, 3.500%, 12/1/29	2,557,123	2,746
Federal National Mortgage Association, 3.500%, 1/1/30	4,019,398	4,326
Federal National Mortgage Association, 3.500%, 2/1/30	3,558,322	3,814
Federal National Mortgage Association, 3.500%, 7/1/30	3,113,501	3,348
Federal National Mortgage Association, 3.500%, 8/1/30	1,788,814	1,926
Federal National Mortgage Association, 3.500%, 1/1/31	3,524,358	3,770
Federal National Mortgage Association, 3.500%, 2/1/31	5,889,934	6,346
Federal National Mortgage Association, 3.500%, 4/1/31	1,796,328	1,936
Federal National Mortgage Association, 3.500%, 4/1/31	9,550,090	10,276
Federal National Mortgage Association, 3.500%, 7/1/31	2,931,646	3,163

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.500%, 4/1/31	6,156,193	6,630
Federal National Mortgage Association, 3.500%, 9/1/32	3,335,599	3,594
Federal National Mortgage Association, 3.500%, 9/1/33	673,487	726
Federal National Mortgage Association, 3.500%, 10/1/41	1,024,462	1,101
Federal National Mortgage Association, 3.500%, 6/1/42	3,355,135	3,580
Federal National Mortgage Association, 3.500%, 11/1/42	822,001	886
Federal National Mortgage Association, 3.500%, 2/1/43	1,556,720	1,678
Federal National Mortgage Association, 3.500%, 3/1/43	6,539,756	7,048
Federal National Mortgage Association, 3.500%, 6/1/43	831,716	878
Federal National Mortgage Association, 3.500%, 7/1/43	2,346,222	2,518
Federal National Mortgage Association, Series 2016-59, Class CA, 3.500%, 9/25/43	8,659,362	9,219
Federal National Mortgage Association, 3.500%, 1/1/44	3,009,561	3,247
Federal National Mortgage Association, 3.500%, 3/1/44	1,737,483	1,864
Federal National Mortgage Association, 3.500%, 3/1/45	4,983,514	5,323
Federal National Mortgage Association, 3.500%, 6/1/45	14,644,277	15,642
Federal National Mortgage Association, 3.500%, 8/1/45	13,111,024	14,004
Federal National Mortgage Association, 3.500%, 10/1/45	1,595,573	1,704
Federal National Mortgage Association, 3.500%, 11/1/45	3,356,656	3,585
Federal National Mortgage Association, 3.500%, 1/1/46	4,383,011	4,708
Federal National Mortgage Association, 3.500%, 2/1/46	1,058,847	1,138
Federal National Mortgage Association, 3.500%, 3/1/46	2,750,411	2,940
Federal National Mortgage Association, 3.500%, 4/1/46	686,184	733
Federal National Mortgage Association, 3.500%, 5/1/46	3,192,231	3,410
Federal National Mortgage Association, 3.500%, 6/1/46	1,334,053	1,421
Federal National Mortgage Association, 3.500%, 7/1/46	1,608,537	1,707
Federal National Mortgage Association, 3.500%, 8/1/46	1,542,401	1,639
Federal National Mortgage Association, 3.500%, 9/1/46	2,909,000	3,102
Federal National Mortgage Association, 4.000%, 5/1/45	1,194,839	1,302

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.000%, 11/1/29	10,485,181	11,383
Federal National Mortgage Association, 4.000%, 11/1/39	483,256	532
Federal National Mortgage Association, 4.000%, 11/1/40	1,291,871	1,409
Federal National Mortgage Association, 4.000%, 12/1/40	3,607,974	3,938
Federal National Mortgage Association, 4.000%, 9/1/41	162,349	178
Federal National Mortgage Association, 4.000%, 10/1/41	1,503,285	1,642
Federal National Mortgage Association, 4.000%, 11/1/41	271,223	297
Federal National Mortgage Association, 4.000%, 12/1/41	350,414	384
Federal National Mortgage Association, 4.000%, 1/1/42	3,698,487	4,036
Federal National Mortgage Association, 4.000%, 7/1/42	143,928	158
Federal National Mortgage Association, 4.000%, 10/1/43	4,323,839	4,717
Federal National Mortgage Association, 4.000%, 12/1/43	6,455,098	7,099
Federal National Mortgage Association, 4.000%, 4/1/44	3,960,025	4,355
Federal National Mortgage Association, 4.000%, 5/1/44	3,281,885	3,604
Federal National Mortgage Association, 4.000%, 12/1/44	975,510	1,064
Federal National Mortgage Association, 4.000%, 2/1/45	2,680,023	2,930
Federal National Mortgage Association, 4.000%, 3/1/45	2,479,535	2,724
Federal National Mortgage Association, 4.000%, 5/1/45	2,453,970	2,674
Federal National Mortgage Association, 4.000%, 6/1/45	7,554,378	8,304
Federal National Mortgage Association, 4.000%, 7/1/45	1,024,588	1,124
Federal National Mortgage Association, 4.000%, 8/1/45	1,902,470	2,091
Federal National Mortgage Association, 4.000%, 9/1/45	7,081,258	7,782
Federal National Mortgage Association, 4.000%, 10/1/45	7,402,432	8,119
Federal National Mortgage Association, 4.000%, 11/1/45	2,545,175	2,778
Federal National Mortgage Association, 4.000%, 12/1/45	1,420,574	1,545
Federal National Mortgage Association, 4.000%, 1/1/46	2,338,299	2,547
Federal National Mortgage Association, 4.000%, 2/1/46	1,239,079	1,362
Federal National Mortgage Association, 4.000%, 3/1/46	5,622,372	6,179

Select Bond Portfolio

	Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 4.000%, 4/1/46	2,120,741	2,336
	Federal National Mortgage Association, 4.000%, 7/1/46	6,901,671	7,596
	Federal National Mortgage Association, 4.373%, 4/1/40	1,721,247	1,828
	Federal National Mortgage Association, 4.500%, 1/1/20	2,908,978	3,004
	Federal National Mortgage Association, 4.500%, 2/1/44	17,235,478	19,216
	Federal National Mortgage Association, 4.500%, 3/1/44	2,129,132	2,388
	Federal National Mortgage Association, 4.500%, 4/1/44	6,653,711	7,424
	Federal National Mortgage Association, 4.500%, 6/1/44	2,864,347	3,186
	Federal National Mortgage Association, 4.500%, 12/1/45	417,568	466
	Federal National Mortgage Association, 4.500%, 2/1/46	500,003	563
	Federal National Mortgage Association, 4.500%, 3/1/46	259,265	292
	Federal National Mortgage Association, 4.500%, 4/1/46	356,296	401
	Federal National Mortgage Association, 4.500%, 6/1/46	9,302,079	10,469
	Federal National Mortgage Association, 5.000%, 1/1/40	2,729,574	3,100
	Federal National Mortgage Association, 6.750%, 4/25/18	6,487	6
	Federal National Mortgage Association, Series 2007-108, Class AN, 8.125%, 11/25/37	648,367	787
	Federal National Mortgage Association Strip, Series 411, Class A3, 3.000%, 8/25/42	24,648,122	25,693
(n)	Federal National Mortgage Association TBA, 3.000%, 10/1/31	7,018,000	7,420
	Federal National Mortgage Association TBA, 3.000%, 12/1/42	7,500,000	7,761
	Federal National Mortgage Association TBA, 3.000%, 10/1/44	1,100,000	1,143
	Federal National Mortgage Association TBA, 3.000%, 11/1/46	6,100,000	6,326
	Federal National Mortgage Association TBA, 3.500%, 11/1/31	400,000	421
	Federal National Mortgage Association TBA, 3.500%, 10/1/42	4,000,000	4,221
	Federal National Mortgage Association TBA, 3.500%, 11/1/42	33,300,000	35,096
	Flagship Credit Auto Trust, Series 2016-3, Class A2, 2.100%, 11/15/20 144A	1,820,000	1,824
	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/27 144A	6,882,000	6,941
	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/25 144A	5,150,000	5,250
	Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 8/15/27 144A	7,756,000	7,935

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.440%, 1/15/27 144A	5,493,000	5,640
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 1.094%, 1/15/22	1,679,000	1,682
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	1,643,000	1,644
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.920%, 1/15/19	2,734,000	2,742
Government National Mortgage Association, 3.000%, 10/1/45	11,200,000	11,733
Government National Mortgage Association, 3.500%, 11/1/44	38,900,000	41,271
Government National Mortgage Association, 3.500%, 6/15/46	977,837	1,041
Government National Mortgage Association, 3.500%, 7/15/46	825,525	879
Government National Mortgage Association, 4.000%, 10/15/41	495,106	545
Government National Mortgage Association, 4.000%, 2/15/42	767,045	843
Government National Mortgage Association, 4.000%, 10/15/43	514,370	565
Government National Mortgage Association, 4.000%, 3/15/45	1,503,178	1,653
Government National Mortgage Association, 4.000%, 5/15/45	352,695	388
Government National Mortgage Association, 4.000%, 7/1/45	533,309	582
Government National Mortgage Association, 4.000%, 8/15/45	1,222,915	1,345
Government National Mortgage Association, 4.000%, 9/1/45	1,370,646	1,496
Government National Mortgage Association, 4.000%, 9/15/45	426,846	469
Government National Mortgage Association, 4.000%, 9/20/45	2,800,573	3,057
Government National Mortgage Association, 4.000%, 10/15/45	2,902,093	3,174
Government National Mortgage Association, 4.000%, 10/20/45	1,587,408	1,733
Government National Mortgage Association, 4.000%, 11/15/45	1,093,949	1,205
Government National Mortgage Association, 4.000%, 11/20/45	1,457,732	1,599
Government National Mortgage Association, 4.000%, 1/20/46	483,522	530
Government National Mortgage Association, 4.000%, 2/20/46	4,060,645	4,434
Government National Mortgage Association, 4.000%, 3/20/46	3,862,189	4,217
Government National Mortgage Association, 4.000%, 4/15/46	532,513	586
Government National Mortgage Association, 4.000%, 4/20/46	667,839	733
Government National Mortgage Association, 4.000%, 5/20/46	2,953,300	3,225

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 4.000%, 6/15/46	322,659	355
Government National Mortgage Association, 4.000%, 6/20/46	9,802,975	10,534
Government National Mortgage Association, 4.000%, 7/20/46	1,374,025	1,498
Government National Mortgage Association, 4.000%, 8/15/46	231,653	255
Government National Mortgage Association, 4.000%, 8/20/46	4,095,745	4,408
Government National Mortgage Association, 4.500%, 3/15/41	879,672	992
Government National Mortgage Association, 4.500%, 4/15/45	132,009	149
Government National Mortgage Association, 4.500%, 5/20/45	950,174	1,046
Government National Mortgage Association, 4.500%, 6/20/45	2,058,094	2,305
Government National Mortgage Association, 4.500%, 7/20/45	1,502,254	1,651
Government National Mortgage Association, 4.500%, 8/20/45	911,623	1,004
Government National Mortgage Association, 4.500%, 9/20/45	309,273	347
Government National Mortgage Association, 4.500%, 10/20/45	144,191	159
Government National Mortgage Association, 4.500%, 1/15/46	259,254	289
Government National Mortgage Association, 4.500%, 1/20/46	266,551	294
Government National Mortgage Association, 4.500%, 2/20/46	270,752	296
Government National Mortgage Association, 4.500%, 6/20/46	177,200	196
Government National Mortgage Association, 4.500%, 9/20/46	173,000	191
Government National Mortgage Association, 5.000%, 11/20/45	498,199	562
Government National Mortgage Association TBA, 3.000%, 11/1/46	22,500,000	23,524
GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	109,906	110
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	2,014,932	2,021
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB, 2.777%, 10/10/49	1,740,000	1,793
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.850%, 10/10/49	1,160,000	1,192
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	423,000	436
GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 2.999%, 8/10/44	221,918	222
GS Mortgage Securities Trust, Series 2015-GC34, Class AAB, 3.278%, 10/10/48	1,350,000	1,436
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648%, 1/10/47	65,000	70

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	1,743,000	1,766
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19 144A	1,498,000	1,493
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20 144A	3,577,000	3,580
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/15/22 144A	3,207,000	3,244
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	5,693,747	6,677
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class ASB, 3.733%, 1/15/49	666,000	725
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.678%, 12/15/47	1,072,930	1,075
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class ASB, 2.713%, 8/15/49	1,805,000	1,850
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class A5, 2.870%, 8/15/49	893,000	918
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class ASB, 3.414%, 1/15/46	1,666,000	1,770
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2, 3.616%, 11/15/43 144A	899,310	916
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	5,015,422	5,213
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2, 4.311%, 8/5/32 144A	4,104,000	4,416
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	1,187,325	1,193
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	534,804	538
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	3,867,000	3,987
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.976%, 11/15/45	1,112,282	1,142
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class ASB, 3.316%, 3/15/49	2,385,000	2,536
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class ASB, 3.540%, 8/15/48	916,000	986
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class ASB, 3.761%, 8/15/46	840,000	909

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, 7/15/48	2,640,000	2,911
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class ASB, 2.954%, 6/15/49	2,331,000	2,427
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	40,048	40
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	171,500	175
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	274,935	278
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, 2/16/21	3,325,000	3,333
Mid-State Trust, Series 6, Class A3, 7.540%, 7/1/35	142,807	150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	1,120,657	1,129
Morgan Stanley Bank of America Merrill Lynch Trust, Class ASB, 2.729%, 9/15/49	5,519,000	5,669
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A2, 2.964%, 7/15/46	715,000	728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A3, 3.272%, 1/15/49	2,060,000	2,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class ASB, 3.288%, 1/15/49	2,393,000	2,541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451%, 7/15/50	708,000	764
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,657,442	1,657
Morgan Stanley Capital I Trust, Series 2011-C2, Class A2, 3.476%, 6/15/44 144A	447,570	447
Morgan Stanley Capital I, Trust, Series 2016-UB11, Class A1, 1.445%, 8/15/49	2,887,113	2,882
Morgan Stanley Capital I, Trust, Series 2016-UB11, Class ASB, 2.606%, 8/15/49	1,289,000	1,320
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.224%, 9/16/24 144A	2,939,679	2,934
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1.724%, 12/15/28 144A	1,156,000	1,166
Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.774%, 2/15/29 144A	2,694,000	2,703
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650%, 12/15/28 144A	10,107,000	10,346
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,192
Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	4,972,000	5,301
Navient Student Loan Trust, Series 2014-8, Class A2, 0.965%, 4/25/23	1,966,000	1,962

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Navient Student Loan Trust, Series 2014-8, Class B, 2.025%, 7/26/49	2,092,000	1,872
Nelnet Student Loan Trust, Series 2005-1, Class A5, 0.825%, 10/25/33	1,760,368	1,675
Nelnet Student Loan Trust, Series 2004-4, Class A5, 0.875%, 1/25/37	3,830,899	3,698
Nelnet Student Loan Trust, Series 2004-3, Class A5, 0.895%, 10/27/36	370,382	357
Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.966%, 3/23/37	3,987,000	3,752
Nelnet Student Loan Trust, Series 2005-3, Class A5, 0.986%, 12/24/35	4,137,382	3,904
Nelnet Student Loan Trust, Series 2005-4, Class A4, 1.046%, 3/22/32	1,616,000	1,495
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A2A, 1.070%, 5/15/19	4,350,000	4,347
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/21	2,770,000	2,770
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	39,273	40
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.380%, 7/15/19	4,797,000	4,804
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, 5/25/43 144A	2,924,045	2,978
SLM Private Education Loan Trust, Series 2013-B, Class A1, 1.174%, 7/15/22 144A	907,335	909
SLM Private Education Loan Trust, Series 2013-A, Class A2B, 1.574%, 5/17/27 144A	2,834,000	2,857
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 1.624%, 6/17/30 144A	650,000	654
SLM Private Education Loan Trust, Series 2014-A, Class A2B, 1.674%, 1/15/26 144A	1,226,000	1,234
SLM Private Education Loan Trust, Series 2013-A, Class A2A, 1.770%, 5/17/27 144A	1,313,000	1,311
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.850%, 6/17/30 144A	4,040,000	4,037
SLM Private Education Loan Trust, Series 2012-E, Class A2B, 2.274%, 6/15/45 144A	1,782,000	1,809
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 2.590%, 1/15/26 144A	1,388,000	1,405
SLM Private Education Loan Trust, Series 2013-C, Class A2A, 2.940%, 10/15/31 144A	1,977,000	2,017
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	5,629,174	5,706
SLM Private Education Loan Trust, Series 2012-B, Class A2, 3.480%, 12/16/30 144A	617,482	630
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.740%, 2/15/29 144A	3,389,901	3,484
SLM Private Education Loan Trust, Series 2012-A, Class A2, 3.830%, 1/17/45 144A	1,945,000	2,013
SLM Private Education Loan Trust, Series 2011-A, Class A2, 4.370%, 4/17/28 144A	1,258,670	1,301
SLM Student Loan Trust, Series 2007-3, Class A3, 0.755%, 4/25/19	6,375,432	6,355

Select Bond Portfolio

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2007-2, Class A4, 0.775%, 7/25/22	6,060,000	5,725
SLM Student Loan Trust, Series 2006-9, Class A4, 0.785%, 10/25/22	77,311	77
SLM Student Loan Trust, Series 2007-5, Class A5, 0.795%, 1/25/24	3,232,314	3,216
SLM Student Loan Trust, Series 2006-3, Class A5, 0.815%, 1/25/21	2,193,000	2,095
SLM Student Loan Trust, Series 2005-5, Class A3, 0.815%, 4/25/25	885,238	880
SLM Student Loan Trust, Series 2005-5, Class A4, 0.855%, 10/25/28	6,078,000	5,798
SLM Student Loan Trust, Series 2005-6, Class A6, 0.855%, 10/27/31	7,331,000	7,102
SLM Student Loan Trust, Series 2005-7, Class A4, 0.865%, 10/25/29	802,000	775
SLM Student Loan Trust, Series 2014-2, Class A2, 0.875%, 10/25/21	4,069,375	4,059
SLM Student Loan Trust, Series 2004-3, Class A5, 0.885%, 7/25/23	4,138,211	4,107
SLM Student Loan Trust, Series 2007-2, Class B, 0.885%, 7/25/25	1,426,000	1,141
SLM Student Loan Trust, Series 2014-2, Class A3, 1.115%, 3/25/55	3,219,000	3,175
SLM Student Loan Trust, Series 2013-6, Class A3, 1.175%, 6/25/55	5,102,000	5,072
SLM Student Loan Trust, Series 2004-10, Class A6A, 1.265%, 4/27/26 144A	6,682,000	6,641
SLM Student Loan Trust, Series 2012-6, Class A3, 1.275%, 5/26/26	3,807,000	3,730
SLM Student Loan Trust, Series 2001-10, Class A7A, 1.465%, 10/25/29 144A	2,863,000	2,746
SLM Student Loan Trust, Series 2012-6, Class B, 1.525%, 4/27/43	3,000,000	2,580
SLM Student Loan Trust, Series 2012-7, Class B, 2.325%, 9/25/43	4,250,000	3,721
SMB Private Education Loan Trust, Series 2015-A, Class A1, 1.124%, 7/17/23 144A	702,746	704
SMB Private Education Loan Trust, Series 2016-B, Class A1, 1.130%, 11/15/23 144A	3,782,610	3,789
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1.224%, 5/15/23 144A	3,010,911	3,015
SMB Private Education Loan Trust, Series 2015-C, Class A1, 1.424%, 7/15/22 144A	2,718,136	2,726
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 1.524%, 6/15/27 144A	3,752,000	3,726
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1.724%, 7/15/27 144A	4,050,000	4,058
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 1.924%, 7/15/27 144A	2,048,000	2,085
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1.940%, 2/17/32 144A	4,312,000	4,363

Structured Products (47.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 2.024%, 5/15/31 144A	5,299,000	5,376
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.430%, 2/17/32 144A	7,479,000	7,496
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	5,101,000	5,195
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	6,939,000	7,072
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	2,431,000	2,502
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	1,677,000	1,743
SoFi Professional Loan Program, Series 2016-D, Class A2A, 1.530%, 4/25/33 144A	2,493,000	2,493
SoFi Professional Loan Program, Series 2016-D, Class A2B, 2.340%, 4/25/33 144A	2,419,000	2,419
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/22	5,693,000	5,704
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.210%, 5/15/24	6,230,000	6,353
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 1.390%, 11/15/19 144A	3,157,000	3,158
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A3, 1.710%, 4/15/21 144A	1,263,000	1,263
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A4, 2.030%, 2/15/22 144A	941,000	941
Toyota Auto Receivables Trust, Series 2016-C, Class A2A, 1.000%, 1/15/19	2,575,000	2,574
Toyota Auto Receivables Trust, Series 2016-C, Class A3, 1.140%, 8/17/20	3,434,000	3,428
Trade MAPS, Ltd., Series 2013-1A, Class A, 1.218%, 12/10/18 144A	9,100,000	9,085
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2, 1.712%, 12/10/45	1,814,000	1,818
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	1,985,915	1,994
Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/21 144A	6,386,000	6,401
World Financial Network Credit Card Master Trust, Series 2016-B, Class A, 1.440%, 6/15/22	3,798,000	3,801
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.540%, 8/16/21	569,000	571
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/25	862,000	868
World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	3,114,000	3,116

Total Structured Products
(Cost: $1,374,497)		1,386,413

Total Investments (104.6%)
(Cost: $3,045,379)(a)		3,079,299

Other Assets, Less
Liabilities (-4.6%)		(136,190)

Net Assets (100.0%)		2,943,109

Select Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $367,909 representing 12.5% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $3,045,379 and the net unrealized appreciation of investments based on that cost was $33,920 which is comprised of $41,698 aggregate gross unrealized appreciation and $7,778 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(d)	Defaulted Security

(n)	Security issued on a when-issued basis.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$979,215	$-
Municipal Bonds	-	36,967	-
Corporate Bonds	-	676,704	-
Structured Products	-	1,386,413	-
Total Assets:	$-	$3,079,299	$-

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Corporate Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities (0.5%)
	Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	600,000	629

	Total		629

	Transportation (0.3%)
	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 10/7/28	200,000	201
	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 10/7/28	200,000	201

	Total		402

	Total Corporate Bonds
	(Cost: $999)		1,031

	Governments (105.2%)

	US Government & Agencies (105.2%)
	Federal National Mortgage Association, 5.625%, 4/17/28	100,000	134
	Federal National Mortgage Association, 6.250%, 5/15/29	2,000,000	2,888
	Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,094
	Financing Corp., 8.600%, 9/26/19	700,000	853
	Israel Government AID Bond, 5.500%, 9/18/33	300,000	422
	Israel Government AID Bond, 5.500%, 9/18/23	800,000	999
	Residual Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,441
	Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,897
	Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	301
	Tennessee Valley Authority, 4.625%, 9/15/60	200,000	253
	Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	339
	US Treasury, 1.250%, 7/31/23	1,100,000	1,088
	US Treasury, 1.375%, 8/31/23	1,400,000	1,396
	US Treasury, 1.750%, 1/31/23	1,400,000	1,433
(k)	US Treasury, 2.000%, 8/31/21	2,300,000	2,389
	US Treasury, 2.250%, 7/31/21	1,700,000	1,786
	US Treasury, 2.500%, 2/15/45	3,600,000	3,720
	US Treasury, 2.500%, 2/15/46	1,900,000	1,964
	US Treasury, 2.750%, 8/15/42	1,100,000	1,199
	US Treasury, 2.750%, 11/15/42	20,200,000	21,990
	US Treasury, 2.875%, 5/15/43	4,200,000	4,676
	US Treasury, 2.875%, 8/15/45	1,800,000	2,005
	US Treasury, 3.000%, 11/15/44	2,800,000	3,193
	US Treasury, 3.125%, 2/15/42	7,200,000	8,385
	US Treasury, 3.125%, 2/15/43	8,250,000	9,612
	US Treasury, 3.375%, 5/15/44	9,300,000	11,347
	US Treasury, 3.750%, 11/15/43	300,000	390
	US Treasury, 3.875%, 8/15/40	800,000	1,044
	US Treasury, 4.250%, 11/15/40	1,400,000	1,928
	US Treasury, 4.375%, 11/15/39	19,000,000	26,493
	US Treasury, 4.375%, 5/15/40	100,000	140
	US Treasury, 4.625%, 2/15/40	200,000	289
	US Treasury, 5.500%, 8/15/28	500,000	703
	US Treasury, 6.125%, 11/15/27	900,000	1,306

Governments (105.2%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,875,576	2,980
US Treasury Inflation Index Bond, 0.625%, 1/15/26	303,927	320
US Treasury Inflation Index Bond, 0.750%, 2/15/45	357,426	368
US Treasury Inflation Index Bond, 1.375%, 2/15/44	928,952	1,102
US Treasury Inflation Index Bond, 2.500%, 1/15/29	403,628	512
US Treasury Inflation Index Bond, 3.625%, 4/15/28	148,762	205
US Treasury Stripped, 0.000%, 8/15/45	2,000,000	994
US Treasury Stripped, 0.000%, 5/15/33	1,000,000	702
US Treasury Stripped, 0.000%, 5/15/36	1,200,000	771
US Treasury Stripped, 0.000%, 5/15/40	8,900,000	5,142
US Treasury Stripped, 0.000%, 5/15/42	800,000	436
US Treasury Stripped, 0.000%, 8/15/42	1,400,000	758
US Treasury Stripped, 0.000%, 11/15/42	600,000	322
US Treasury Stripped, 0.000%, 5/15/43	700,000	370
US Treasury Stripped, 0.000%, 11/15/43	1,700,000	900
US Treasury Stripped, 0.000%, 2/15/44	400,000	205
US Treasury Stripped, 0.000%, 2/15/45	200,000	101
Vessel Management Services, Inc., 3.432%, 8/15/36	557,000	583

Total Governments
(Cost: $122,817)		137,868

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.665%, 4/25/38 RB	96,168	95

Total Municipal Bonds
(Cost: $96)		95

Structured Products (9.8%)

Structured Products (9.8%)
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	306
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.678%, 7/25/33	1,960	2
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.969%, 8/25/33	1,956	2
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.754%, 2/15/19	3,577	4
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.867%, 7/25/44	15,740	16
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,278
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	638,647	615
Federal Home Loan Mortgage Corp., 4.000%, 9/15/44	2,166,286	2,475
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	443,733	501
Federal National Mortgage Association, Series 2007-114, Class A6, 0.725%, 10/27/37	20,122	20

Long-Term U.S. Government Bond Portfolio

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.000%, 9/25/46	900,000	901
Federal National Mortgage Association, 3.600%, 2/1/40	675,821	736
Federal National Mortgage Association, 3.700%, 9/1/34	678,296	759
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	1,012
Federal National Mortgage Association, 3.950%, 12/1/45	1,300,000	1,437
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	298,216	320
Federal National Mortgage Association, 5.000%, 6/1/35	96,956	108
Federal National Mortgage Association, 5.000%, 2/1/36	151,406	168
GS Mortgage Securities Trust, Series 2015-590M, 3.932%, 10/10/35 144A	300,000	314
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.629%, 8/5/34 144A	300,000	306

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.368%, 5/25/33	2,051	2
SLM Student Loan Trust, Series 2003-7A, Class A5A, 2.050%, 12/15/33 144A	162,880	158
SLM Student Loan Trust, Series 2008-9, Class A, 2.215%, 4/25/23	227,111	228
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 1.191%, 10/19/34	7,288	7
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, 9/18/45 144A	185,530	185
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.771%, 3/25/34	19,603	20

Total Structured Products
(Cost: $12,385)		12,880

Total Investments (115.9%)
(Cost: $136,297)(a)		151,874

Other Assets, Less
Liabilities (-15.9%)		(20,908)

Net Assets (100.0%)		130,966

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $1,269 representing 1.0% of the net assets.

RB — Revenue Bond

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $136,297 and the net unrealized appreciation of investments based on that cost was $15,577 which is comprised of $16,540 aggregate gross unrealized appreciation and $963 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(i)	Written options outstanding on September 30, 2016.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — Federal National Mortgage Association, 3.000%, 11/46	$103.688	11/16	11,000	$(4)
Put — Federal National Mortgage Association, 3.000%, 11/46	102.688	11/16	11,000	(1)

(Premiums Received $5)				$(5)

(j)	Swap agreements outstanding on September 30, 2016.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.250%	6/26	800	USD	$(57)
3-Month USD-LIBOR	1.750%	12/26	7,410	USD	(185)
3-Month USD-LIBOR	2.500%	6/46	3,200	USD	(524)

					$(766)

(k)	Cash or securities with an aggregate value of $2,389 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2016.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$137,868	$-
Municipal Bonds	-	95	-
Corporate Bonds	-	1,031	-
Structured Products	-	12,880	-
Total Assets:	$-	$151,874	$-
Liabilities:
Other Financial Instruments^
Interest Rate Swaps	-	(766)	-
Written Options	-	(5)	-
Total Liabilities:	$-	$(771)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

Corporate Bonds (16.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
Lockheed Martin Corp., 3.550%, 1/15/26	100,000	108
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	204
Lockheed Martin Corp., 4.250%, 11/15/19	200,000	217

Total		529

Autos & Vehicle Parts (0.2%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	201
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	202
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	105
General Motors Co., 6.600%, 4/1/36	90,000	108
General Motors Financial Co., 5.250%, 3/1/26	80,000	88

Total		704

Banking (4.2%)
American Express Co., 1.550%, 5/22/18	350,000	351
American Express Credit Corp., 2.250%, 5/5/21	200,000	203
Ameriprise Financial, Inc., 4.000%, 10/15/23	100,000	110
Bank of America Corp., 3.300%, 1/11/23	350,000	362
Bank of America Corp., 5.750%, 12/1/17	650,000	681
BNP Paribas SA, 2.400%, 12/12/18	150,000	152
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	217
Capital One Bank USA NA, 2.300%, 6/5/19	250,000	253
Capital One Financial Corp., 2.450%, 4/24/19	100,000	102
Capital One Financial Corp., 4.200%, 10/29/25	150,000	156
Capital One NA, 1.650%, 2/5/18	250,000	250
Citigroup, Inc., 1.750%, 5/1/18	200,000	200
Citigroup, Inc., 2.350%, 8/2/21	300,000	301
Citigroup, Inc., 4.000%, 8/5/24	250,000	262
Citigroup, Inc., 4.050%, 7/30/22	300,000	319
Citigroup, Inc., 4.450%, 9/29/27	150,000	157
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA / Netherlands, 3.875%, 2/8/22	200,000	219
Credit Suisse / New York NY, 3.625%, 9/9/24	250,000	261
Discover Bank of Greenwood Delaware, 3.450%, 7/27/26	300,000	302
Discover Financial Services, 3.750%, 3/4/25	200,000	202
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	65
Fifth Third Bank / Cincinnati OH, 2.875%, 10/1/21	250,000	262
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	202
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	100,000	102
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	200,000	210
The Goldman Sachs Group, Inc., 3.850%, 7/8/24	650,000	690
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	200,000	210
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	230,000	267
HSBC Holdings PLC, 2.950%, 5/25/21	200,000	203
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	214
Huntington Bancshares, Inc., 2.300%, 1/14/22	200,000	199
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	263
JPMorgan Chase & Co., 4.500%, 1/24/22	500,000	554
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	277
KeyBank NA / Cleveland OH, 3.400%, 5/20/26	250,000	256
Morgan Stanley, 3.125%, 7/27/26	200,000	201
Morgan Stanley, 3.875%, 1/27/26	400,000	425

Corporate Bonds (16.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Morgan Stanley, 5.000%, 11/24/25	670,000	748
Morgan Stanley, 5.950%, 12/28/17	200,000	211
PNC Bank NA, 6.000%, 12/7/17	200,000	210
Suntrust Bank, 3.300%, 5/15/26	200,000	204
Synchrony Financial, 2.600%, 1/15/19	100,000	101
Synchrony Financial, 3.000%, 8/15/19	250,000	256
U.S. Bancorp, 3.600%, 9/11/24	400,000	429
Wells Fargo & Co., 3.000%, 4/22/26	200,000	202
Wells Fargo & Co., 3.550%, 9/29/25	175,000	185
Wells Fargo & Co., 4.125%, 8/15/23	100,000	107
Wells Fargo & Co., 4.400%, 6/14/46	200,000	204
Wells Fargo & Co., 5.625%, 12/11/17	400,000	420

Total		12,937

Basic Materials (0.2%)
Georgia-Pacific LLC, 2.539%, 11/15/19 144A	100,000	102
Georgia-Pacific LLC, 5.400%, 11/1/20 144A	140,000	158
International Paper Co., 4.400%, 8/15/47	200,000	202
International Paper Co., 6.000%, 11/15/41	150,000	178

Total		640

Capital Goods (0.1%)
Deere & Co., 2.600%, 6/8/22	60,000	62
John Deere Capital Corp., 3.150%, 10/15/21	290,000	308

Total		370

Chemicals (0.4%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	211
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	208
Eastman Chemical Co., 3.600%, 8/15/22	140,000	149
Ecolab, Inc., 4.350%, 12/8/21	360,000	404
LYB International Finance BV, 4.875%, 3/15/44	100,000	108
LyondellBasell Industries NV, 5.000%, 4/15/19	75,000	81
The Mosaic Co., 5.625%, 11/15/43	100,000	107

Total		1,268

Conglomerate & Diversified Manufacturing (0.3%)
General Electric Capital Corp., 2.100%, 12/11/19	250,000	256
General Electric Capital Corp., 4.375%, 9/16/20	100,000	111
General Electric Capital Corp., 4.650%, 10/17/21	100,000	114
Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/1/24	200,000	212
United Technologies Corp., 4.500%, 6/1/42	80,000	93

Total		786

Consumer Products & Retailing (1.0%)
CVS Health Corp., 2.750%, 12/1/22	500,000	515
Dollar General Corp., 3.250%, 4/15/23	200,000	206
The Home Depot, Inc., 4.200%, 4/1/43	200,000	225
The Kroger Co., 3.875%, 10/15/46	200,000	201
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	59
McDonald’s Corp., 3.250%, 6/10/24	150,000	162
NIKE, Inc., 2.250%, 5/1/23	250,000	259
Reynolds American, Inc., 4.450%, 6/12/25	250,000	279
Unilever Capital Corp., 2.200%, 3/6/19	200,000	204

Inflation Protection Portfolio

Corporate Bonds (16.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 3.250%, 10/25/20	600,000	645
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	408

Total		3,163

Electric Utilities (0.7%)
CMS Energy Corp., 6.250%, 2/1/20	100,000	114
Constellation Energy Group, Inc., 5.150%, 12/1/20	260,000	289
Dominion Resources, Inc. / VA, 3.625%, 12/1/24	200,000	212
Dominion Resources, Inc. / VA, 6.400%, 6/15/18	340,000	367
Duke Energy Corp., 3.550%, 9/15/21	150,000	161
Duke Energy Progress LLC, 3.700%, 10/15/46	600,000	618
Georgia Power Co., 4.300%, 3/15/42	100,000	109
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	86
Virginia Electric and Power Co., 3.450%, 2/15/24	50,000	54

Total		2,010

Energy (0.4%)
Apache Corp., 4.750%, 4/15/43	225,000	230
ConocoPhillips Co., 2.400%, 12/15/22	400,000	397
Hess Corp., 4.300%, 4/1/27	120,000	121
Noble Energy, Inc., 4.150%, 12/15/21	330,000	351
Southern Co. Gas Capital Corp., 3.950%, 10/1/46	200,000	202

Total		1,301

Finance (0.3%)
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	550,000	565
International Lease Finance Corp., 5.875%, 8/15/22	200,000	222

Total		787

Food & Beverage (0.4%)
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	200,000	238
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/19	100,000	114
Diageo Capital PLC, 2.625%, 4/29/23	200,000	206
General Mills, Inc., 3.150%, 12/15/21	450,000	478
Kraft Heinz Foods Co., 3.950%, 7/15/25	200,000	216
Mondelez International, Inc., 4.000%, 2/1/24	100,000	109

Total		1,361

Healthcare (0.3%)
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	101
Express Scripts Holding Co., 4.500%, 2/25/26	200,000	220
Medtronic, Inc., 2.500%, 3/15/20	100,000	104
Medtronic, Inc., 3.500%, 3/15/25	80,000	86
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	250,000	248
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/20	150,000	153

Total		912

Insurance (0.9%)
ACE INA Holdings, Inc., 3.150%, 3/15/25	200,000	211
Aetna, Inc., 2.750%, 11/15/22	100,000	103
Aetna, Inc., 3.200%, 6/15/26	200,000	203
American International Group, Inc., 4.125%, 2/15/24	250,000	269
American International Group, Inc., 4.500%, 7/16/44	150,000	153

Corporate Bonds (16.2%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
American International Group, Inc., 5.850%, 1/16/18	100,000	106
Berkshire Hathaway, Inc., 4.500%, 2/11/43	335,000	388
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	170
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	100,000	108
Prudential Financial, Inc., 2.300%, 8/15/18	100,000	102
Prudential Financial, Inc., 5.625%, 5/12/41	195,000	229
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24 144A	200,000	211
The Travelers Companies, Inc., 3.750%, 5/15/46	200,000	211
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	166
Voya Financial, Inc., 2.900%, 2/15/18	153,000	156
XLIT, Ltd., 2.300%, 12/15/18	100,000	101

Total		2,887

Media (1.0%)
21st Century Fox America, Inc., 6.900%, 8/15/39	235,000	315
CBS Corp., 3.500%, 1/15/25	200,000	206
Comcast Corp., 6.500%, 11/15/35	200,000	277
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	378
NBCUniversal Media LLC, 5.150%, 4/30/20	540,000	606
Time Warner, Inc., 3.600%, 7/15/25	200,000	213
Time Warner, Inc., 4.050%, 12/15/23	150,000	165
Time Warner, Inc., 4.700%, 1/15/21	100,000	111
Viacom, Inc., 4.250%, 9/1/23	250,000	266
The Walt Disney Co., 2.350%, 12/1/22	500,000	517

Total		3,054

Metals & Mining (0.0%)
Barrick North America Finance LLC, 4.400%, 5/30/21	53,000	58

Total		58

Oil & Gas (0.8%)
BP Capital Markets PLC, 2.500%, 11/6/22	60,000	60
BP Capital Markets PLC, 2.750%, 5/10/23	200,000	203
Chevron Corp., 2.100%, 5/16/21	200,000	203
Chevron Corp., 2.427%, 6/24/20	100,000	103
Exxon Mobil Corp., 3.043%, 3/1/26	200,000	210
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	252
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	123
Phillips 66, 4.650%, 11/15/34	200,000	216
Shell International Finance BV, 2.375%, 8/21/22	900,000	915
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		2,387

Pharmaceuticals (1.3%)
AbbVie, Inc., 2.900%, 11/6/22	200,000	205
AbbVie, Inc., 4.450%, 5/14/46	350,000	366
Actavis Funding SCS, 3.450%, 3/15/22	600,000	630
Actavis Funding SCS, 3.850%, 6/15/24	150,000	159
Amgen, Inc., 1.850%, 8/19/21	200,000	199
Amgen, Inc., 3.625%, 5/22/24	140,000	150
Celgene Corp., 3.625%, 5/15/24	50,000	53
Gilead Sciences, Inc., 4.150%, 3/1/47	165,000	169
Gilead Sciences, Inc., 4.400%, 12/1/21	260,000	290
GlaxoSmithKline Capital PLC, 2.850%, 5/8/22	200,000	210

Inflation Protection Portfolio

Corporate Bonds (16.2%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Merck & Co., Inc., 2.400%, 9/15/22	200,000	206
Mylan NV, 3.950%, 6/15/26 144A	200,000	201
Mylan, Inc., 2.550%, 3/28/19	100,000	101
Mylan, Inc., 2.600%, 6/24/18	70,000	71
Perrigo Finance PLC, 3.900%, 12/15/24	200,000	203
Roche Holdings, Inc., 3.350%, 9/30/24 144A	400,000	432
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	160,000	161
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	170,000	172

Total		3,978

Pipelines (0.7%)
Enbridge, Inc., 3.500%, 6/10/24	150,000	149
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	98
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	198
Energy Transfer Partners LP, 4.150%, 10/1/20	100,000	105
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	207
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	104
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	291
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	166
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	203
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	200,000	200
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	100
Williams Partners LP, 4.125%, 11/15/20	80,000	83
Williams Partners LP, 4.300%, 3/4/24	200,000	205

Total		2,109

Real Estate Investment Trusts (0.4%)
Boston Properties, 3.650%, 2/1/26	150,000	159
DDR Corp., 4.750%, 4/15/18	60,000	62
Essex Portfolio LP, 3.625%, 8/15/22	100,000	105
Host Hotels & Resorts LP, 3.750%, 10/15/23	100,000	101
Kilroy Realty LP, 3.800%, 1/15/23	130,000	135
Kilroy Realty LP, 4.375%, 10/1/25	40,000	43
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	261
Welltower, Inc., 3.750%, 3/15/23	300,000	315

Total		1,181

Services (0.1%)
Republic Services, Inc., 3.800%, 5/15/18	100,000	104
Waste Management, Inc., 3.125%, 3/1/25	150,000	157
Waste Management, Inc., 3.500%, 5/15/24	100,000	108

Total		369

Technology (1.0%)
Apple, Inc., 1.000%, 5/3/18	100,000	100
Apple, Inc., 3.250%, 2/23/26	200,000	213
Cisco Systems, Inc., 1.600%, 2/28/19	200,000	202
Cisco Systems, Inc., 5.900%, 2/15/39	165,000	221

Corporate Bonds (16.2%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26 144A	140,000	153
Fidelity National Information Services, Inc., 3.000%, 8/15/26	200,000	198
Fidelity National Information Services, Inc., 3.500%, 4/15/23	100,000	105
Hewlett Packard Enterprise Co., 3.600%, 10/15/20 144A	130,000	136
Intuit, Inc., 5.750%, 3/15/17	140,000	143
Lam Research Corp., 3.900%, 6/15/26	170,000	177
Microsoft Corp., 2.125%, 11/15/22	180,000	182
Microsoft Corp., 3.450%, 8/8/36	400,000	407
Oracle Corp., 2.500%, 10/15/22	300,000	308
Oracle Corp., 2.650%, 7/15/26	150,000	150
Oracle Corp., 5.750%, 4/15/18	300,000	321

Total		3,016

Telecommunications (0.9%)
American Tower Corp., 3.375%, 10/15/26	200,000	203
AT&T, Inc., 3.400%, 5/15/25	450,000	462
AT&T, Inc., 3.600%, 2/17/23	250,000	263
AT&T, Inc., 4.450%, 4/1/24	100,000	110
AT&T, Inc., 4.800%, 6/15/44	280,000	294
AT&T, Inc., 6.550%, 2/15/39	77,000	98
British Telecommunications PLC, 5.950%, 1/15/18	100,000	106
Crown Castle International Corp., 4.450%, 2/15/26	240,000	263
Deutsche Telekom International Finance BV, 6.750%, 8/20/18	130,000	143
Orange SA, 2.750%, 2/6/19	100,000	103
Verizon Communications, Inc., 4.125%, 8/15/46	300,000	300
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	159
Verizon Communications, Inc., 5.150%, 9/15/23	250,000	291

Total		2,795

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	210
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	220
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	120
CSX Corp., 4.250%, 6/1/21	200,000	220
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	82
Norfolk Southern Corp., 5.750%, 4/1/18	100,000	107
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
Union Pacific Corp., 2.750%, 4/15/23	100,000	104
Union Pacific Corp., 3.350%, 8/15/46	165,000	162

Total		1,327

Total Corporate Bonds
(Cost: $47,887)		49,929

Governments (64.0%)

Foreign Agencies (0.1%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
Statoil ASA, 2.450%, 1/17/23	250,000	255

Total		355

Inflation Protection Portfolio

	Governments (64.0%)	Shares/ Par	Value $ (000’s)

	Foreign Governments (3.4%)
(f)	Australia Government Bond, 4.000%, 8/20/20 AUD	715,000	1,027
(f)	Canadian Government Bond, 4.250%, 12/1/21 CAD	744,830	705
(f)	Canadian Government Bond, 4.250%, 12/1/26 CAD	1,467,830	1,625
(f)	Italy Buoni Poliennali Del Tesoro, 2.350%, 9/15/24 EUR	2,943,728	3,876
(f)	Italy Buoni Poliennali Del Tesoro, 3.100%, 9/15/26 EUR	1,982,325	2,820
(f)	Japanese Government CPI Linked Bond, 1.100%, 12/10/16 JPY	53,760,000	537

	Total		10,590

	US Government & Agencies (60.4%)
	Federal Home Loan Mortgage Corp., 6.250%, 7/15/32	750,000	1,133
(b)	Federal National Mortgage Association, 6.625%, 11/15/30	17,700,000	26,915
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	1,489,237	1,515
	US Treasury Inflation Index Bond, 0.125%, 4/15/21	3,300,083	3,369
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,083,541	3,147
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,941,940	10,179
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,649,170	3,707
	US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,773,695	1,800
	US Treasury Inflation Index Bond, 0.250%, 1/15/25	7,112,490	7,244
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,585,325	2,679
	US Treasury Inflation Index Bond, 0.375%, 7/15/25	6,494,912	6,707
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,699,200	6,717
(b)	US Treasury Inflation Index Bond, 0.625%, 7/15/21	10,143,942	10,652
(b)	US Treasury Inflation Index Bond, 0.625%, 1/15/24	13,047,337	13,688
	US Treasury Inflation Index Bond, 0.750%, 2/15/42	8,334,016	8,587
	US Treasury Inflation Index Bond, 0.750%, 2/15/45	3,168,169	3,265
(k)	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,367,668	6,777
	US Treasury Inflation Index Bond, 1.250%, 7/15/20	1,986,414	2,122
(b)	US Treasury Inflation Index Bond, 1.375%, 2/15/44	8,911,424	10,571
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,780,640	1,891
	US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,589,256	5,372
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	1,127,120	1,210
	US Treasury Inflation Index Bond, 2.000%, 1/15/26	2,000,675	2,350
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	1,653,473	2,200
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	3,994,683	5,364
(b)	US Treasury Inflation Index Bond, 2.375%, 1/15/25	9,128,620	10,878
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	2,655,248	3,256
	US Treasury Inflation Index Bond, 2.500%, 1/15/29	6,966,456	8,844
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,155,619	6,098
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,231,910	3,082
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	3,513,432	5,062

	Total		186,381

	Yankee Sovereign (0.1%)
	Mexico Government International Bond, 4.750%, 3/8/44	200,000	207

	Total		207

	Total Governments
	(Cost: $191,551)		197,533

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.5%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	52
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	39
City Public Service Board of San Antonio TX, 5.985%, 2/1/39 RB	150,000	211
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	95,000	151
Los Angeles Department of Water & Power, 5.716%, 7/1/39 RB	15,000	20
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	72
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	127
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	152
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	62
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	70
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	65
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	400
State of Illinois, 5.100%, 6/1/33 GO	150,000	145
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	42

Total Municipal Bonds
(Cost: $1,528)		1,608

Structured Products (20.3%)

Structured Products (20.3%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, 7/25/44 144A	1,756,395	1,804
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, 11/25/44 144A	1,134,369	1,166
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, 10/25/45 144A	1,979,865	2,030
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, 12/25/45 144A	1,582,866	1,629
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.500%, 3/25/46 144A	1,150,482	1,182
Agate Bay Mortgage Trust, Series 2016-3, Class A3, 3.500%, 8/25/46 144A	973,058	1,003
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.531%, 6/17/31 144A	1,599,372	1,594
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	625,000	625
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	750,000	752
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	750,000	783
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	871

Inflation Protection Portfolio

Structured Products (20.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/5/36 144A	1,120,000	1,191
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.918%, 3/7/26 144A	414,718	414
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	52,478	54
Citigroup / Deutsche Bank Mortgage Trust, Series 2016-CD1, Class AM, 2.926%, 8/10/49	1,000,000	1,008
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.802%, 2/10/49	880,000	983
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	952
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	925
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	1,000,000	1,116
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	918
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	1,002
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	755
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, 12/25/44 144A	300,000	313
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	5,078,631	5,501
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	3,752,399	4,150
Federal National Mortgage Association, 4.000%, 2/1/46	7,256,763	7,801
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	1,067
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, 5/10/49	750,000	809
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	408,194	405
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, 3.075%, 8/10/38 144A	1,175,000	1,182
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.731%, 12/17/31 144A	563,725	564
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	950,000	998
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A4, 2.822%, 8/15/49	600,000	615
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class AS, 3.144%, 8/15/49	675,000	692
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, 3/25/43 144A	1,269,882	1,288

Structured Products (20.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, 10/25/29 144A	1,271,497	1,313
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,817
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, 8/15/47	700,000	763
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	671
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/49	1,575,000	1,606
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.560%, 7/13/29 144A	600,000	620
MVW Owner Trust, Series 2016-1A, Class A, 2.250%, 12/20/33 144A	640,527	639
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	846,614	852
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.438%, 12/18/37	26,902	27
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, 10/25/44 144A	416,428	420
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, 11/25/44 144A	332,136	339
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	266,100	276
Sierra Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	261,608	263
Sierra Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	822,478	837
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.898%, 6/25/34	594,912	594
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 1.264%, 9/25/44	448,822	410
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/55 144A	847,420	872
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.956%, 6/25/35	1,095,822	1,126
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.977%, 6/25/35	360,898	374
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	53,917	53
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	77,507	77
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.318%, 1/25/38	77,534	75
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, 6/20/44 144A	346,731	348

Total Structured Products
(Cost: $61,202)		62,514

Total Investments (101.0%)
(Cost: $302,168)(a)		311,584

Other Assets, Less
Liabilities (-1.0%)		(3,207)

Net Assets (100.0%)		308,377

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $32,869 representing 10.7% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $302,168 and the net unrealized appreciation of investments based on that cost was $9,416 which is comprised of $13,099 aggregate gross unrealized appreciation and $3,683 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2016, $17,922)	148	12/16	$62
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2016, $10,719)	63	12/16	125
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2016, $4,190)	32	12/16	(6)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2016, $17,017)	78	12/16	23
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2016, $7,300)	39	12/16	129
US Ultra Treasury Bond Futures (Short) (Total Notional Value at September 30, 2016, $6,332)	44	12/16	(11)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,322	1,010	12/16	$1	$-	$1
Sell	HSBC Bank USA NA	CAD	3,019	2,302	12/16	39	-	39
Buy	HSBC Bank USA NA	EUR	135	153	12/16	1	-	1
Sell	HSBC Bank USA NA	EUR	5,931	6,689	12/16	1	-	1
Sell	HSBC Bank USA NA	JPY	53,590	531	12/16	-	(2)	(2)

						$42	$(2)	$40

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

(j)	Swap agreements outstanding on September 30, 2016.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	$(150)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(129)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	(293)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	$(368)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(189)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(339)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(451)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(99)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.140%	CPURNSA Index Total Return at Maturity	7/25	2,900	(118)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	(307)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.790%	CPURNSA Index Total Return at Maturity	8/25	1,500	(10)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(260)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(670)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.710%	CPURNSA Index Total Return at Maturity	2/20	1,000	(12)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(643)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(118)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(166)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(377)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(319)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	(119)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(516)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	(514)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.870%	CPURNSA Index Total Return at Maturity	5/26	17,000	$49
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.920%	CPURNSA Index Total Return at Maturity	5/26	7,000	(21)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.770%	CPURNSA Index Total Return at Maturity	6/26	6,000	76

						$(6,063)

(k)	Cash of securities with an aggregate value of $6,777 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2016.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$197,533	$-
Municipal Bonds	-	1,608	-
Corporate Bonds	-	49,929	-
Structured Products	-	62,514	-
Other Financial Instruments^
Futures	339	-	-
Forward Currency Contracts	-	42	-
Total Return Swaps	-	125	-
Total Assets:	$339	$311,751	$-
Liabilities:
Other Financial Instruments^
Futures	(17)	-	-
Forward Currency Contracts	-	(2)	-
Total Return Swaps	-	(6,188)	-
Total Liabilities:	$(17)	$(6,190)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense (1.1%)
	Engility Corp., 8.875%, 9/1/24 144A	900,000	911
	TransDigm, Inc., 6.000%, 7/15/22	520,000	549
	TransDigm, Inc., 6.375%, 6/15/26 144A	1,575,000	1,626
	TransDigm, Inc., 6.500%, 7/15/24	4,725,000	4,973
	TransDigm, Inc., 6.500%, 5/15/25	300,000	312

	Total		8,371

	Autos & Vehicle Parts (3.9%)
	Adient Global Holdings, Ltd., 4.875%, 8/15/26 144A	1,225,000	1,227
	Allison Transmission, Inc., 5.000%, 10/1/24 144A	900,000	922
	American Axle & Manufacturing, Inc., 6.250%, 3/15/21	2,335,000	2,440
	BCD Acquisition, Inc., 9.625%, 9/15/23 144A	1,350,000	1,411
	Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	1,600,000	1,677
	Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	3,642,000	3,460
	The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,150,000	1,183
	The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	625,000	652
	International Automotive Components Group SA, 9.125%, 6/1/18 144A	1,975,000	1,933
	JB Poindexter & Co., Inc., 9.000%, 4/1/22 144A	1,800,000	1,906
	Lear Corp., 5.250%, 1/15/25	1,550,000	1,678
	MPG Holdco I, Inc., 7.375%, 10/15/22	2,025,000	2,071
	Schaeffler Finance BV, 4.750%, 5/15/21 144A	1,070,000	1,108
	Schaeffler Finance BV, 4.750%, 5/15/23 144A	375,000	388
(c)	Schaeffler Holding Finance BV, 6.250%, 11/15/19 144A	440,000	456
(c)	Schaeffler Holding Finance BV, 6.750%, 11/15/22 144A	1,630,365	1,863
(c)	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	314,940	320
	Schaeffler Verwaltung Zwei GmbH, 4.125%, 9/15/21 144A	350,000	353
	Schaeffler Verwaltung Zwei GmbH, 4.500%, 9/15/23 144A	375,000	379
	Schaeffler Verwaltung Zwei GmbH, 4.750%, 9/15/26 144A	1,425,000	1,432
	Tenneco, Inc., 5.000%, 7/15/26	350,000	354
	Tenneco, Inc., 5.375%, 12/15/24	750,000	787
	TI Group Automotive Systems LLC, 8.750%, 7/15/23 144A	1,400,000	1,522
	ZF North America Capital, Inc., 4.750%, 4/29/25 144A	900,000	945

	Total		30,467

	Banking (1.3%)
	Ally Financial, Inc., 2.750%, 1/30/17	475,000	476
	Ally Financial, Inc., 3.500%, 1/27/19	895,000	903
	Ally Financial, Inc., 3.750%, 11/18/19	4,950,000	5,030
	Ally Financial, Inc., 4.125%, 2/13/22	800,000	809
	Ally Financial, Inc., 5.750%, 11/20/25	2,975,000	3,113

	Total		10,331

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (8.3%)
Anixter, Inc., 5.125%, 10/1/21	2,525,000	2,632
Anixter, Inc., 5.500%, 3/1/23	275,000	288
ARD Finance SA, 7.125%, 9/15/23 144A	2,725,000	2,711
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	528
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21 144A	1,475,000	1,516
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.250%, 1/31/19 144A	1,640,000	1,675
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.000%, 11/15/20 144A	302,647	312
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 5/15/24 144A	2,000,000	2,130
Ball Corp., 5.250%, 7/1/25	1,675,000	1,805
Belden, Inc., 5.250%, 7/15/24 144A	325,000	330
Belden, Inc., 5.500%, 9/1/22 144A	3,450,000	3,597
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,167
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,352
Berry Plastics Corp., 6.000%, 10/15/22	475,000	501
BWAY Holding Co., 9.125%, 8/15/21 144A	3,765,000	3,906
Clearwater Paper Corp., 5.375%, 2/1/25 144A	2,675,000	2,725
Cleaver-Brooks, Inc., 8.750%, 12/15/19 144A	1,600,000	1,676
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 1/15/23	1,125,000	1,167
Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26 144A	375,000	375
DH Services Luxembourg Sarl, 7.750%, 12/15/20 144A	2,425,000	2,528
Garda World Security Corp., 7.250%, 11/15/21 144A	520,000	480
The Hillman Group, Inc., 6.375%, 7/15/22 144A	3,000,000	2,812
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,281
Mustang Merger Corp., 8.500%, 8/15/21 144A	1,750,000	1,862
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,444
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	537
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	600,000	661
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	2,405,000	2,480
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	804
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	225,000	241
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 8.250%, 2/15/21	3,660,000	3,816
Sealed Air Corp., 4.875%, 12/1/22 144A	1,375,000	1,444
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	2,060
Sealed Air Corp., 5.500%, 9/15/25 144A	325,000	349

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,575,000	3,620
Unifrax I LLC / Unifrax Holding Co., 7.500%, 2/15/19 144A	1,800,000	1,683

Total		64,495

Builders & Building Materials (2.4%)
Allegion PLC, 5.875%, 9/15/23	550,000	593
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	2,725,000	2,820
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	130
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	675
HD Supply, Inc., 5.250%, 12/15/21 144A	1,125,000	1,190
HD Supply, Inc., 5.750%, 4/15/24 144A	375,000	394
HD Supply, Inc., 7.500%, 7/15/20	300,000	312
Masonite International Corp., 5.625%, 3/15/23 144A	450,000	475
NCI Building Systems, Inc., 8.250%, 1/15/23 144A	1,675,000	1,821
Nortek, Inc., 8.500%, 4/15/21	3,300,000	3,440
Ply Gem Industries, Inc., 6.500%, 2/1/22	775,000	798
RSI Home Products, Inc., 6.500%, 3/15/23 144A	3,100,000	3,270
Standard Industries, Inc., 6.000%, 10/15/25 144A	825,000	883
USG Corp., 5.875%, 11/1/21 144A	1,875,000	1,962

Total		18,763

Capital Goods (0.3%)
Cloud Crane LLC, 10.125%, 8/1/24 144A	650,000	674
United Rentals North America, Inc., 4.625%, 7/15/23	500,000	513
United Rentals North America, Inc., 5.500%, 7/15/25	475,000	485
United Rentals North America, Inc., 5.750%, 11/15/24	725,000	752

Total		2,424

Chemicals (2.5%)
Ashland, Inc., 4.750%, 8/15/22	1,500,000	1,560
Axalta Coating Systems LLC, 4.875%, 8/15/24 144A	625,000	640
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	1,650,000	1,559
Eco Services Operations LLC / Eco Finance Corp., 8.500%, 11/1/22 144A	1,225,000	1,274
Hexion, Inc., 6.625%, 4/15/20	2,650,000	2,332
Hexion, Inc., 8.875%, 2/1/18	1,740,000	1,657
Huntsman International LLC, 4.875%, 11/15/20	2,630,000	2,742
Huntsman International LLC, 5.125%, 11/15/22	375,000	390
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	5,000,000	4,863
Platform Specialty Products Corp., 10.375%, 5/1/21 144A	675,000	727
PQ Corp., 6.750%, 11/15/22 144A	450,000	477
Versum Materials, Inc., 5.500%, 9/30/24 144A	550,000	565
W.R. Grace & Co., 5.625%, 10/1/24 144A	955,000	1,039

Total		19,825

Conglomerate & Diversified Manufacturing (1.4%)
Entegris, Inc., 6.000%, 4/1/22 144A	2,950,000	3,053
Gardner Denver, Inc., 6.875%, 8/15/21 144A	1,670,000	1,566
Milacron LLC / Mcron Finance Corp., 7.750%, 2/15/21 144A	1,475,000	1,534

	Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

	Conglomerate & Diversified Manufacturing continued
	WESCO Distribution, Inc., 5.375%, 12/15/21	2,780,000	2,843
	WESCO Distribution, Inc., 5.375%, 6/15/24 144A	1,750,000	1,754

	Total		10,750

	Consumer Products & Retailing (6.2%)
	1011778 BC ULC / New Red Finance, Inc., 6.000%, 4/1/22 144A	4,275,000	4,478
	Albertsons Cos LLC / Safeway, 5.750%, 3/15/25 144A	1,350,000	1,347
	Albertsons Cos LLC / Safeway, 6.625%, 6/15/24 144A	1,600,000	1,664
	Aramark Services, Inc., 5.125%, 1/15/24	100,000	104
	FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	2,125,000	1,764
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,211
	Hanesbrands, Inc., 4.875%, 5/15/26 144A	725,000	741
	JC Penney Corp., Inc., 5.875%, 7/1/23 144A	525,000	547
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America, 5.250%, 6/1/26 144A	1,600,000	1,692
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	836
	Michaels Stores, Inc., 5.875%, 12/15/20 144A	1,875,000	1,945
(c)	Neiman Marcus Group, Ltd. LLC, 8.750%, 10/15/21 144A	925,000	726
	NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.500%, 1/15/20	1,050,000	1,097
	Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,275,000	2,426
	Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	336
	PetSmart, Inc., 7.125%, 3/15/23 144A	4,650,000	4,871
	Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,597
	Prestige Brands, Inc., 6.375%, 3/1/24 144A	325,000	345
	Rite Aid Corp., 6.125%, 4/1/23 144A	2,600,000	2,806
	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	375,000	404
	Serta Simmons Holdings LLC, 8.125%, 10/1/20 144A	4,250,000	4,441
	Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	783
	Spectrum Brands, Inc., 6.125%, 12/15/24	3,450,000	3,736
	Springs Industries, Inc., 6.250%, 6/1/21	1,700,000	1,759
	Tempur Sealy International, Inc., 5.500%, 6/15/26 144A	625,000	644
	Valvoline Finco Two LLC, 5.500%, 7/15/24 144A	325,000	340
	Vista Outdoor, Inc., 5.875%, 10/1/23 144A	1,000,000	1,045
	Yum! Brands, Inc., 3.875%, 11/1/23	300,000	295

	Total		47,980

	Electric Utilities (1.7%)
	Calpine Corp., 5.375%, 1/15/23	2,800,000	2,789
	Calpine Corp., 5.750%, 1/15/25	1,375,000	1,358
	Calpine Corp., 6.000%, 1/15/22 144A	455,000	477
	NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,472
	NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,776
	NRG Energy, Inc., 6.625%, 3/15/23	750,000	757
	NRG Energy, Inc., 6.625%, 1/15/27 144A	925,000	907
	NRG Energy, Inc., 7.250%, 5/15/26 144A	1,150,000	1,170

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
TerraForm Power Operating LLC, 5.875%, 2/1/23 144A	1,125,000	1,156
TerraForm Power Operating LLC, 6.125%, 6/15/25 144A	950,000	998

Total		12,860

Energy (6.1%)
Antero Resources Corp., 5.125%, 12/1/22	1,090,000	1,098
Antero Resources Corp., 5.375%, 11/1/21	1,305,000	1,320
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,248
Callon Petroleum Co., 6.125%, 10/1/24 144A	425,000	440
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,708
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	620,000	642
CGG SA, 6.875%, 1/15/22	965,000	492
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	992
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	872
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	1,150,000	1,166
Continental Resources, Inc., 4.500%, 4/15/23	2,050,000	1,968
CrownRock LP / CrownRock Finance, Inc., 7.125%, 4/15/21 144A	275,000	287
CrownRock LP / CrownRock Finance, Inc., 7.750%, 2/15/23 144A	525,000	563
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	700,000	418
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	425,000	301
Gulfport Energy Corp., 6.625%, 5/1/23	725,000	743
Gulfport Energy Corp., 7.750%, 11/1/20	1,375,000	1,428
Halcon Resources Corp., 8.625%, 2/1/20 144A	1,150,000	1,156
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,325,000	1,285
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	392
Laredo Petroleum, Inc., 7.375%, 5/1/22	575,000	594
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	685,000	356
MPLX LP, 4.875%, 12/1/24	2,175,000	2,250
MPLX LP, 4.875%, 6/1/25	1,075,000	1,111
Newfield Exploration Co., 5.375%, 1/1/26	650,000	652
Northern Oil and Gas, Inc., 8.000%, 6/1/20	2,455,000	1,879
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,645,000	1,571
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,170,000	1,120
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	300,000	310
PDC Energy, Inc., 6.125%, 9/15/24 144A	300,000	310
PDC Energy, Inc., 7.750%, 10/15/22	350,000	374
QEP Resources, Inc., 5.250%, 5/1/23	575,000	566
QEP Resources, Inc., 6.875%, 3/1/21	1,300,000	1,355
Range Resources Corp., 4.875%, 5/15/25	1,000,000	960
Range Resources Corp., 5.000%, 3/15/23 144A	225,000	220
Range Resources Corp., 5.750%, 6/1/21 144A	955,000	967
Rice Energy, Inc., 6.250%, 5/1/22	2,275,000	2,349
RSP Permian, Inc., 6.625%, 10/1/22	1,150,000	1,205
SM Energy Co., 5.625%, 6/1/25	525,000	493
SM Energy Co., 6.500%, 11/15/21	1,205,000	1,232
SM Energy Co., 6.500%, 1/1/23	965,000	975
SM Energy Co., 6.750%, 9/15/26	350,000	354
Southwestern Energy Co., 4.100%, 3/15/22	1,700,000	1,543
Weatherford International LLC, 6.800%, 6/15/37	175,000	126

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Weatherford International, Ltd., 7.000%, 3/15/38	1,200,000	882
Weatherford International, Ltd., 8.250%, 6/15/23	1,500,000	1,481
Whiting Petroleum Corp., 5.000%, 3/15/19	1,310,000	1,267
Whiting Petroleum Corp., 5.750%, 3/15/21	960,000	898
Whiting Petroleum Corp., 6.250%, 4/1/23	925,000	844
WPX Energy, Inc., 5.250%, 9/15/24	275,000	259
WPX Energy, Inc., 6.000%, 1/15/22	75,000	75
WPX Energy, Inc., 7.500%, 8/1/20	125,000	132
WPX Energy, Inc., 8.250%, 8/1/23	350,000	376

Total		47,605

Entertainment (0.5%)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,405
Regal Entertainment Group, 5.750%, 3/15/22	660,000	682
Regal Entertainment Group, 5.750%, 2/1/25	1,025,000	1,033

Total		4,120

Finance (1.7%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	1,450,000	1,524
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.000%, 10/1/21	2,400,000	2,562
CIT Group, Inc., 5.000%, 8/15/22	615,000	654
Navient Corp., 5.500%, 1/25/23	250,000	229
Navient Corp., 5.875%, 10/25/24	1,400,000	1,274
Navient Corp., 6.125%, 3/25/24	1,175,000	1,094
Navient Corp., 6.625%, 7/26/21	350,000	353
Navient Corp., 7.250%, 9/25/23	825,000	825
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,175,000	4,144
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	330

Total		12,989

Food & Beverage (2.4%)
Acosta, Inc., 7.750%, 10/1/22 144A	4,575,000	3,763
Aramark Services, Inc., 5.125%, 1/15/24 144A	1,425,000	1,482
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	2,100,000	2,155
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24 144A	500,000	534
Post Holdings, Inc., 5.000%, 8/15/26 144A	1,450,000	1,443
Post Holdings, Inc., 6.000%, 12/15/22 144A	300,000	317
Post Holdings, Inc., 7.750%, 3/15/24 144A	1,400,000	1,568
Post Holdings, Inc., 8.000%, 7/15/25 144A	2,525,000	2,889
Smithfield Foods, Inc., 5.875%, 8/1/21 144A	390,000	407
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,158
US Foods, Inc., 5.875%, 6/15/24 144A	2,500,000	2,594

Total		18,310

Gaming/Leisure/Lodging (4.2%)
Boyd Gaming Corp., 6.375%, 4/1/26 144A	775,000	831
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,219
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.250%, 2/1/20 144A	2,000,000	1,845
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	975,000	1,051
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	537

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Hilton Domestic Operating Co., 4.250%, 9/1/24 144A	925,000	944
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,740
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,170
MGM Resorts International, 6.750%, 10/1/20	510,000	571
MGM Resorts International, 7.750%, 3/15/22	645,000	748
MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer, Inc., 5.625%, 5/1/24 144A	475,000	515
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24 144A	1,575,000	1,571
Mohegan Tribal Gaming Authority, 9.750%, 9/1/21	2,425,000	2,616
Penn National Gaming, Inc., 5.875%, 11/1/21	2,825,000	2,917
Pinnacle Entertainment, Inc., 5.625%, 5/1/24 144A	2,050,000	2,060
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21 144A	1,625,000	1,678
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,904
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	2,070,000	2,080
Station Casinos LLC, 7.500%, 3/1/21	2,175,000	2,300

Total		32,297

Healthcare (9.9%)
Acadia Healthcare Co., 6.500%, 3/1/24	2,625,000	2,750
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	2,600,000	2,515
AmSurg Corp., 5.625%, 7/15/22	2,850,000	2,914
Change Healthcare Holdings, Inc., 6.000%, 2/15/21 144A	900,000	949
Change Healthcare Holdings, Inc., 11.000%, 12/31/19	1,550,000	1,631
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	625,000	620
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	3,060,000	2,632
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	715,000	665
CHS / Community Health Systems, Inc., 8.000%, 11/15/19	2,615,000	2,563
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	6,650,000	5,869
DaVita HealthCare Partners, Inc., 5.000%, 5/1/25	775,000	778
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	1,350,000	1,414
Envision Healthcare Corp., 5.125%, 7/1/22 144A	3,555,000	3,537
HCA Holdings, Inc., 6.250%, 2/15/21	1,385,000	1,503
HCA, Inc., 4.500%, 2/15/27	1,050,000	1,057
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,717
HCA, Inc., 5.250%, 6/15/26	675,000	717
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,323
HCA, Inc., 5.875%, 3/15/22	3,225,000	3,556
HCA, Inc., 5.875%, 5/1/23	2,020,000	2,151
HCA, Inc., 5.875%, 2/15/26	1,250,000	1,333
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,645
Hill-Rom Holdings, Inc., 5.750%, 9/1/23 144A	475,000	507
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,975,000	2,692
LifePoint Health, Inc., 5.375%, 5/1/24 144A	675,000	675
LifePoint Health, Inc., 5.500%, 12/1/21	2,040,000	2,127

	Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

	Healthcare continued
	LifePoint Health, Inc., 5.875%, 12/1/23	250,000	259
	MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	447
	MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	2,650,000	2,849
	Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	3,500,000	3,640
	Surgical Care Affiliates, Inc., 6.000%, 4/1/23 144A	2,200,000	2,310
	Team Health, Inc., 7.250%, 12/15/23 144A	2,300,000	2,475
	Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,824
	Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	835
	Tenet Healthcare Corp., 6.000%, 10/1/20	1,285,000	1,359
	Tenet Healthcare Corp., 6.750%, 6/15/23	3,200,000	2,976
	Tenet Healthcare Corp., 8.125%, 4/1/22	3,430,000	3,430
	Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	3,184

	Total		77,428

	Insurance (0.9%)
(c)	Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A	760,000	741
	HUB International, Ltd., 7.875%, 10/1/21 144A	5,615,000	5,727
	HUB International, Ltd., 9.250%, 2/15/21 144A	225,000	234

	Total		6,702

	Media (13.7%)
	Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,137
	Altice US Finance I Corp., 5.500%, 5/15/26 144A	350,000	360
	AMC Networks, 5.000%, 4/1/24	1,875,000	1,887
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,411
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	682
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	573
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,059
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,050,000	3,241
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	1,825,000	1,934
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	425,000	453
	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	2,935,000	2,935
	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.750%, 7/15/25 144A	1,325,000	1,431
	Clear Channel International BV, 8.750%, 12/15/20 144A	675,000	722
	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	3,075,000	3,202
	CSC Holdings LLC, 6.625%, 10/15/25 144A	1,250,000	1,356
	CSC Holdings LLC, 10.125%, 1/15/23 144A	1,675,000	1,930
	CSC Holdings LLC, 10.875%, 10/15/25 144A	3,075,000	3,598
	Cumulus Media Holdings, Inc., 7.750%, 5/1/19	1,000,000	405
	DISH DBS Corp., 5.000%, 3/15/23	1,110,000	1,079
	DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,110
	DISH DBS Corp., 5.875%, 11/15/24	2,700,000	2,666
	DISH DBS Corp., 7.750%, 7/1/26 144A	500,000	531
	Emerald Expositions Holding, Inc., 9.000%, 6/15/21 144A	2,400,000	2,493

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Media continued
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	1,550,000	1,676
Entercom Radio LLC, 10.500%, 12/1/19	450,000	469
Gray Television, Inc., 5.125%, 10/15/24 144A	525,000	515
Gray Television, Inc., 5.875%, 7/15/26 144A	1,750,000	1,763
iHeartCommunications, Inc., 9.000%, 3/1/21	600,000	447
iHeartCommunications, Inc., 9.000%, 9/15/22	1,515,000	1,102
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,800,000	1,939
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,490,000	1,155
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	1,450,000	1,095
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	1,125,000	1,128
Intelsat Luxembourg SA, 7.750%, 6/1/21	2,660,000	891
Lamar Media Corp., 5.750%, 2/1/26	225,000	242
Lamar Media Corp., 5.875%, 2/1/22	1,725,000	1,796
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,095
LIN Television Corp., 6.375%, 1/15/21	840,000	869
Match Group, Inc., 6.375%, 6/1/24	925,000	1,006
Match Group, Inc., 6.750%, 12/15/22	2,325,000	2,473
McGraw-Hill Global Education Holdings LLC, 7.875%, 5/15/24 144A	1,000,000	1,080
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	2,200,000	2,272
Nexstar Escrow Corp., 5.625%, 8/1/24 144A	150,000	150
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,450,000	4,595
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.250%, 2/15/22	720,000	749
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,600,000	1,680
Radio One, Inc., 7.375%, 4/15/22 144A	1,900,000	1,910
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,352
Sinclair Television Group, Inc., 5.125%, 2/15/27 144A	950,000	929
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,421
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	450,000	460
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	338
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,044
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	550
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,136
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,721
Sirius XM Radio, Inc., 5.750%, 8/1/21 144A	1,045,000	1,094
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,330
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,411
TEGNA, Inc., 4.875%, 9/15/21 144A	195,000	203
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,012
TEGNA, Inc., 5.500%, 9/15/24 144A	195,000	201
TEGNA, Inc., 6.375%, 10/15/23	700,000	752
Townsquare Media, Inc., 6.500%, 4/1/23 144A	2,025,000	2,055
Tribune Media Co., 5.875%, 7/15/22	2,975,000	3,010
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,408
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,525,000	1,544
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	2,100,000	2,126
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	3,223
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	434

	Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	WMG Acquisition Corp., 5.000%, 8/1/23 144A	250,000	254
	Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	625
	Ziggo Bond Finance BV, 6.000%, 1/15/27 144A	1,225,000	1,219
	Ziggo Secured Finance BV, 5.500%, 1/15/27 144A	2,275,000	2,272

	Total		106,416

	Metals & Mining (1.9%)
	ArcelorMittal, 6.125%, 6/1/25	3,100,000	3,379
	Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,500,000	2,244
	Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,400,000	2,822
	Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	644
	Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	974
	Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	557
	Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	568
	Teck Resources, Ltd., 6.125%, 10/1/35	1,275,000	1,199
	Teck Resources, Ltd., 8.500%, 6/1/24 144A	1,450,000	1,660
	Teck Resources, Ltd., 6.000%, 8/15/40	975,000	899

	Total		14,946

	Oil & Gas (0.7%)
	CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	2,075,000	1,878
	Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	1,450,000	1,482
	Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,777
	Tesoro Corp., 5.375%, 10/1/22	555,000	577

	Total		5,714

	Other Holdings ( - %)
(d),*	General Motors Co. Escrow	610,000	-
(d),*	General Motors Co. Escrow	4,865,000	-

	Total		-

	Pharmaceuticals (3.5%)
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	1,850,000	1,683
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,525,000	2,231
	Grifols Worldwide Operations, Ltd., 5.250%, 4/1/22	2,800,000	2,898
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	5,525,000	5,746
	Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,850,000	1,665
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20 144A	325,000	332
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	2,025,000	1,924
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	1,300,000	1,245
	Valeant Pharmaceuticals International, 7.250%, 7/15/22 144A	500,000	464
	Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,075,000	1,774
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	1,055,000	942
	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	2,450,000	2,113
	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	4,800,000	4,134

	Total		27,151

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Pipelines (6.1%)
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,025,000	1,087
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,942
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24 144A	925,000	937
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 144A	400,000	391
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24 144A	625,000	675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	850,000	856
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, 3/1/22	375,000	379
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 4/1/23	725,000	734
Energy Transfer Equity LP, 5.500%, 6/1/27	225,000	224
Energy Transfer Equity LP, 5.875%, 1/15/24	2,300,000	2,386
Energy Transfer Equity LP, 7.500%, 10/15/20	1,195,000	1,312
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	778
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,350,000	2,092
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23	1,075,000	946
Hiland Partners LP / Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	1,050,000	1,092
Holly Energy Partners LP / Holly Energy Finance Corp., 6.000%, 8/1/24 144A	1,350,000	1,397
Holly Energy Partners LP / Holly Energy Finance Corp., 6.500%, 3/1/20	1,675,000	1,727
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	855,000	902
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22	475,000	437
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27 144A	1,000,000	1,025
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	425,000	449
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,755,000	1,873
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	700,000	753
Sabine Pass Liquefaction LLC, 6.250%, 3/15/22	2,285,000	2,496
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,075,000	3,121
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	278
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,355,000	2,243
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 7/1/21	825,000	854
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25 144A	1,025,000	1,026
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, 2/1/27 144A	1,950,000	1,962
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	996
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,140,000	1,191

	Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	1,350,000	1,441
	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	825,000	885
	Western Refining Logistics LP / WNRL Finance Corp., 7.500%, 2/15/23	1,850,000	1,896
	The Williams Cos., 4.550%, 6/24/24	900,000	918
	Williams Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	890,000	924
	Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,600,000	1,617

	Total		47,242

	Services (0.8%)
	Garda World Security Corp., 7.250%, 11/15/21 144A	2,350,000	2,168
	Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22 144A	3,175,000	3,127
	IHS Markit, Ltd., 5.000%, 11/1/22 144A	650,000	688

	Total		5,983

	Technology (9.7%)
	Advanced Micro Devices, Inc., 7.000%, 7/1/24	586,000	576
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	4,275,000	3,880
	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,075,000	2,215
	CDW LLC / CDW Finance Corp., 6.000%, 8/15/22	1,900,000	2,023
	CommScope Technologies Finance LLC, 6.000%, 6/15/25 144A	650,000	693
	CommScope, Inc., 5.500%, 6/15/24 144A	2,400,000	2,520
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	450,000	478
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	3,025,000	3,327
	First Data Corp., 5.375%, 8/15/23 144A	3,275,000	3,373
	First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,726
	First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,538
	IMS Health, Inc., 5.000%, 10/15/26 144A	1,250,000	1,300
(c)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 144A	5,385,000	5,223
	Infor US, Inc., 6.500%, 5/15/22	3,325,000	3,367
	Informatica LLC, 7.125%, 7/15/23 144A	3,475,000	3,249
	Iron Mountain, Inc., 5.750%, 8/15/24	425,000	437
	JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24 144A	1,575,000	1,618
	Micron Technology, Inc., 5.250%, 8/1/23 144A	1,250,000	1,234
	Micron Technology, Inc., 5.250%, 1/15/24 144A	650,000	624
	Micron Technology, Inc., 5.500%, 2/1/25	450,000	441
	Microsemi Corp., 9.125%, 4/15/23 144A	1,375,000	1,568
	MSCI, Inc., 4.750%, 8/1/26 144A	325,000	329
	MSCI, Inc., 5.250%, 11/15/24 144A	500,000	529
	MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,174
	NCR Corp., 4.625%, 2/15/21	675,000	682
	NCR Corp., 5.000%, 7/15/22	635,000	649
	NCR Corp., 5.875%, 12/15/21	2,150,000	2,263
	NCR Corp., 6.375%, 12/15/23	520,000	550
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	2,500,000	2,563
	Nuance Communications, Inc., 6.000%, 7/1/24 144A	1,375,000	1,433

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
PTC, Inc., 6.000%, 5/15/24	425,000	454
Qorvo, Inc., 7.000%, 12/1/25	1,775,000	1,926
Riverbed Technology, Inc., 8.875%, 3/1/23 144A	925,000	989
Sabre GLBL, Inc., 5.250%, 11/15/23 144A	250,000	254
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,775,000	1,824
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,900,000	2,007
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	460
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	2,975,000	3,317
Sophia LP / Sophia Finance, Inc., 9.000%, 9/30/23 144A	2,275,000	2,389
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	1,450,000	1,526
VeriSign, Inc., 4.625%, 5/1/23	1,250,000	1,267
VeriSign, Inc., 5.250%, 4/1/25	350,000	368
Zebra Technologies Corp., 7.250%, 10/15/22	3,150,000	3,414

Total		75,777

Telecommunications (5.5%)
Altice SA, 7.625%, 2/15/25 144A	3,875,000	3,972
Altice SA, 7.750%, 5/15/22 144A	1,450,000	1,548
Digicel Group, Ltd., 6.000%, 4/15/21 144A	1,260,000	1,113
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	401
Digicel Group, Ltd., 8.250%, 9/30/20 144A	1,200,000	1,042
Level 3 Communications, Inc., 5.750%, 12/1/22	4,250,000	4,441
Level 3 Financing, Inc., 5.250%, 3/15/26 144A	150,000	155
Level 3 Financing, Inc., 5.375%, 1/15/24	250,000	260
Level 3 Financing, Inc., 5.375%, 5/1/25	375,000	391
Numericable-SFR SA, 6.000%, 5/15/22 144A	1,295,000	1,321
Numericable-SFR SA, 6.250%, 5/15/24 144A	1,300,000	1,291
Numericable-SFR SA, 7.375%, 5/1/26 144A	1,975,000	2,019
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,877
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,554
Sprint Communications, Inc., 7.000%, 8/15/20	2,740,000	2,754

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Corp., 7.125%, 6/15/24	650,000	634
Sprint Corp., 7.250%, 9/15/21	2,610,000	2,620
Sprint Corp., 7.875%, 9/15/23	3,690,000	3,713
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	828
T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	611
T-Mobile USA, Inc., 6.250%, 4/1/21	2,740,000	2,875
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,126
T-Mobile USA, Inc., 6.500%, 1/15/24	1,000,000	1,082
T-Mobile USA, Inc., 6.500%, 1/15/26	1,250,000	1,383
T-Mobile USA, Inc., 6.625%, 11/15/20	1,810,000	1,860
T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,074
T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	826
T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	383

Total		43,154

Transportation (1.0%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	1,050,000	1,008
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	450,000	454
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	2,275,000	2,320
The Hertz Corp., 5.500%, 10/15/24 144A	775,000	772
The Hertz Corp., 5.875%, 10/15/20	420,000	433
The Hertz Corp., 6.250%, 10/15/22	3,050,000	3,142

Total		8,129

Total Bonds
(Cost: $748,112)		760,229

Total Investments (97.7%)
(Cost: $748,112)(a)		760,229

Other Assets, Less
Liabilities (2.3%)		18,086

Net Assets (100.0%)		778,315

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $394,811 representing 50.8% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $748,112 and the net unrealized appreciation of investments based on that cost was $12,117 which is comprised of $25,362 aggregate gross unrealized appreciation and $13,245 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$760,229	$-
Total Assets:	$-	$760,229	$-

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (1.6%)
	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	844
	General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	806
	General Motors Financial Co., Inc., 3.450%, 4/10/22	500,000	507
	Magna International, Inc., 3.625%, 6/15/24	700,000	736
(f)	Schaeffler Finance BV, 3.250%, 5/15/25 EUR	1,700,000	2,064
(c),(f)	Schaeffler Holding Finance BV, 5.750%, 11/15/21 EUR	660,000	809
(c)	Schaeffler Holding Finance BV, 6.250%, 11/15/19 144A	300,000	311
(c)	Schaeffler Holding Finance BV, 6.750%, 11/15/22 144A	240,000	274
	Volkswagen Group of America Finance LLC, 1.251%, 11/20/17 144A	200,000	199
	Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	201
(f)	ZF North America Capital, Inc., 2.750%, 4/27/23 EUR	2,200,000	2,630
	ZF North America Capital, Inc., 4.500%, 4/29/22 144A	800,000	848
	ZF North America Capital, Inc., 4.750%, 4/29/25 144A	700,000	735

	Total		10,964

	Banking (14.9%)
	Ally Financial, Inc., 3.250%, 2/13/18	1,500,000	1,515
	Ally Financial, Inc., 3.600%, 5/21/18	100,000	102
(b)	Ally Financial, Inc., 3.750%, 11/18/19	5,200,000	5,284
	Ally Financial, Inc., 4.125%, 3/30/20	1,000,000	1,017
	Ally Financial, Inc., 5.125%, 9/30/24	800,000	848
	Ally Financial, Inc., 8.000%, 11/1/31	200,000	247
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.750%, 1/18/17 144A	600,000	606
(f)	Banco Santander SA, 6.250%, 9/11/49 EUR	3,000,000	3,016
(k)	Bank of America Corp., 4.000%, 4/1/24	2,000,000	2,155
(k)	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,220
(b)	Barclays Bank PLC, 7.750%, 4/10/23	3,200,000	3,352
(f)	Barclays Bank PLC, 14.000%, 11/29/49 GBP	800,000	1,295
(b)	Barclays PLC, 2.875%, 6/8/20	5,200,000	5,231
(f)	BNP Paribas SA, 6.125%, 12/29/49 EUR	200,000	228
(k)	BPCE SA, 4.000%, 4/15/24	2,000,000	2,192
	BPCE SA, 4.500%, 3/15/25 144A	1,600,000	1,615
	BPCE SA, 4.625%, 7/11/24 144A	1,600,000	1,633
	Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	210
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,667
	Citigroup, Inc., 1.700%, 4/27/18	600,000	601
	Cooperatieve Rabobank UA, 11.000%, 12/29/49 144A	200,000	242
(b)	Credit Agricole SA, 8.125%, 9/19/33	6,500,000	7,012
	Credit Suisse AG, 6.500%, 8/8/23 144A	7,400,000	8,020
(k)	Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,842
(b)	The Goldman Sachs Group, Inc., 3.750%, 5/22/25	2,700,000	2,835
	The Goldman Sachs Group, Inc., 3.850%, 7/8/24	1,000,000	1,062

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 4.000%, 3/3/24	400,000	430
	The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	465
	The Goldman Sachs Group, Inc., 7.500%, 2/15/19	400,000	452
(f)	HBOS PLC, 5.374%, 6/30/21 EUR	600,000	793
(k)	HSBC Holdings PLC, 3.600%, 5/25/23	2,100,000	2,169
	ING Bank NV, 5.800%, 9/25/23 144A	3,000,000	3,353
	Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,464
	Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,600
	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	800,000	744
	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 7.375%, 4/1/20 144A	900,000	878
	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 7.500%, 4/15/21 144A	500,000	486
(k)	JPMorgan Chase & Co., 7.900%, 12/29/49	2,200,000	2,261
	Lazard Group LLC, 6.850%, 6/15/17	100,000	103
(f)	Lloyds Bank PLC, 7.625%, 4/22/25 GBP	1,200,000	2,058
	Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	342
(b)	Morgan Stanley, 4.000%, 7/23/25	3,600,000	3,871
	Morgan Stanley, 5.500%, 1/26/20	500,000	554
	Morgan Stanley, 7.300%, 5/13/19	400,000	455
(f)	Novo Banco SA, 5.000%, 4/4/19 EUR	100,000	76
(f)	Novo Banco SA, 5.000%, 4/23/19 EUR	1,800,000	1,375
(f)	Novo Banco SA, 5.000%, 5/14/19 EUR	1,269,000	969
(f)	Novo Banco SA, 5.000%, 5/21/19 EUR	300,000	236
(f)	Novo Banco SA, 5.000%, 5/23/19 EUR	800,000	629
	Royal Bank of Scotland Group PLC, 4.800%, 4/5/26	600,000	617
(b)	Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,658
(b)	Royal Bank of Scotland PLC, 9.500%, 3/16/22	3,200,000	3,297
	Societe Generale SA, 4.250%, 4/14/25 144A	400,000	399
(b)	UBS AG, 4.750%, 5/22/23	2,300,000	2,343
(b)	UBS AG, 7.625%, 8/17/22	4,400,000	5,126
(k)	Wells Fargo & Co., 5.875%, 12/29/49	1,900,000	2,062

	Total		101,312

	Basic Materials (1.1%)
(f)	Ball Corp, 4.375%, 12/15/23 EUR	1,900,000	2,380
(f)	Crown European Holdings SA, 3.375%, 5/15/25 144A EUR	500,000	574
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	316
	Hamilton College, 4.750%, 7/1/13	100,000	98
(f)	Kloeckner Pentaplast of America, Inc., 7.125%, 11/1/20 EUR	1,300,000	1,534
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	460
(k)	Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	2,031

	Total		7,393

	Builders & Building Materials (0.4%)
	Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	900,000	848
(f)	Cemex SAB de CV, 4.375%, 3/5/23 144A EUR	1,400,000	1,603

	Total		2,451

Multi-Sector Bond Portfolio

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Chemicals (0.1%)
	Ashland, Inc., 3.875%, 4/15/18	500,000	515
	Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	218

	Total		733

	Consumer Products & Retailing (1.4%)
(f)	Casino Guichard Perrachon SA, 2.330%, 2/7/25 EUR	200,000	228
(f)	Casino Guichard Perrachon SA, 3.311%, 1/25/23 EUR	800,000	995
(e),(f)	Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20 GBP	1,500,000	2,241
(e),(f)	Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26 GBP	1,700,000	2,632
	CVS Pass-Through Trust, 4.704%, 1/10/36 144A	463,138	513
	CVS Pass-Through Trust, 5.926%, 1/10/34 144A	792,869	937
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	84,372	108
(f)	Stonegate Pub Co. Financing PLC, 5.278%, 4/15/19 144A GBP	100,000	129
(f)	Stonegate Pub Co. Financing PLC, 5.278%, 4/15/19 GBP	200,000	259
(f)	Stonegate Pub Co. Financing PLC, 5.750%, 4/15/19 GBP	900,000	1,193

	Total		9,235

	Electric Utilities (1.0%)
	Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 6/1/34	1,876,539	957
	Dynegy, Inc., 7.375%, 11/1/22	400,000	395
(k)	Dynegy, Inc., 7.625%, 11/1/24	1,875,000	1,841
	Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	537
	FirstEnergy Corp., 7.375%, 11/15/31	800,000	1,039
	Puget Energy, Inc., 5.625%, 7/15/22	200,000	230
	SSE PLC, 5.625%, 9/29/49	1,600,000	1,640

	Total		6,639

	Energy (2.7%)
(b)	Borets Finance, Ltd., 7.625%, 9/26/18	2,700,000	2,673
	California Resources Corp., 8.000%, 12/15/22 144A	2,602,000	1,730
(f)	Chesapeake Energy Corp., 6.250%, 1/15/17 EUR	400,000	445
	Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,982
(k)	Newfield Exploration Co., 5.625%, 7/1/24	2,100,000	2,152
(k)	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	1,690,000	1,696
(k)	Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,759
	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/21	2,550,000	778
	Petrofac, Ltd., 3.400%, 10/10/18 144A	400,000	402
	Pride International, Inc., 8.500%, 6/15/19	500,000	544
	Southwestern Energy Co., 5.050%, 1/23/18	100,000	102
(k)	Southwestern Energy Co., 5.800%, 1/23/20	1,900,000	1,895
	Transocean, Inc., 9.000%, 7/15/23 144A	1,100,000	1,066
	Weatherford International, Ltd., 7.000%, 3/15/38	500,000	368

	Total		18,592

	Finance (5.1%)
(b)	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 2.750%, 5/15/17	3,300,000	3,312

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 5.000%, 10/1/21	1,500,000	1,601
	Aviation Capital Group Corp., 4.625%, 1/31/18 144A	1,900,000	1,969
	CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,021
	CIT Group, Inc., 4.250%, 8/15/17	400,000	407
(b)	CIT Group, Inc., 5.250%, 3/15/18	2,800,000	2,919
	CIT Group, Inc., 5.500%, 2/15/19 144A	200,000	212
	CIT Group, Inc., 6.625%, 4/1/18 144A	3,300,000	3,502
	International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,500
	International Lease Finance Corp., 5.875%, 8/15/22	400,000	444
	International Lease Finance Corp., 6.250%, 5/15/19	400,000	434
(b)	International Lease Finance Corp., 8.250%, 12/15/20	2,000,000	2,375
	International Lease Finance Corp., 8.625%, 1/15/22	400,000	492
(f)	Lincoln Finance, Ltd., 6.875%, 4/15/21 144A EUR	1,500,000	1,811
(f)	Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR	500,000	604
	Navient Corp., 4.625%, 9/25/17	200,000	203
(b)	Navient Corp., 4.875%, 6/17/19	2,700,000	2,690
(k)	Navient Corp., 6.625%, 7/26/21	2,100,000	2,116
	OneMain Financial Holdings LLC, 6.750%, 12/15/19 144A	300,000	315
	OneMain Financial Holdings LLC, 7.250%, 12/15/21 144A	600,000	631
	PHH Corp., 6.375%, 8/15/21	1,500,000	1,429
(k)	PHH Corp., 7.375%, 9/1/19	1,700,000	1,755
	Springleaf Finance Corp., 5.250%, 12/15/19	100,000	102
	Springleaf Finance Corp., 6.500%, 9/15/17	700,000	724
(b)	Springleaf Finance Corp., 6.900%, 12/15/17	2,200,000	2,313

	Total		34,881

	Food & Beverage (0.3%)
	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/1/36	500,000	575
(k)	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	1,500,000	1,785

	Total		2,360

	Gaming/Leisure/Lodging (0.9%)
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A	6,250,000	6,328

	Total		6,328

	Healthcare (1.5%)
	CHS / Community Health Systems, Inc., 5.125%, 8/1/21	200,000	198
	HCA, Inc., 4.500%, 2/15/27	100,000	101
(b)	HCA, Inc., 4.750%, 5/1/23	2,655,000	2,768
(k)	HCA, Inc., 6.500%, 2/15/20	2,000,000	2,215
	Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	302
(f)	Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR	5,200,000	4,615

	Total		10,199

	Industrials (0.5%)
	DP World Sukuk, Ltd., 6.250%, 7/2/17	200,000	206
(b)	General Electric Co., 5.000%, 12/29/49	2,723,000	2,896

	Total		3,102

Multi-Sector Bond Portfolio

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Insurance (1.9%)
(b)	AXA SA, 8.600%, 12/15/30	2,000,000	2,820
(f)	CNP Assurances, 7.375%, 9/30/41 GBP	1,000,000	1,466
(f)	Credit Agricole Assurances SA, 4.250%, 1/29/49 EUR	2,700,000	2,981
	The Doctors Co., 6.500%, 10/15/23 144A	300,000	340
(f)	La Mondiale SAM, 5.050%, 12/29/49 EUR	2,400,000	2,665
(f)	NN Group NV, 4.500%, 7/15/49 EUR	2,600,000	2,928

	Total		13,200

	Materials (0.3%)
(f)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 5/15/23 144A EUR	100,000	115
(f)	Ineos Finance PLC, 4.000%, 5/1/23 144A EUR	1,500,000	1,687

	Total		1,802

	Media (3.0%)
(f)	Altice Financing SA, 5.250%, 2/15/23 EUR	2,800,000	3,260
	Altice Financing SA, 6.625%, 2/15/23 144A	400,000	411
	Altice Financing SA, 7.500%, 5/15/26 144A	800,000	833
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22 144A	2,400,000	2,590
(b)	DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,943
	Time Warner Cable, Inc., 5.875%, 11/15/40	300,000	333
	Time Warner Cable, Inc., 6.750%, 6/15/39	200,000	243
(f)	Unitymedia GmbH, 3.750%, 1/15/27 EUR	100,000	108
(f)	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 3.500%, 1/15/27 EUR	600,000	664
(f)	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.750%, 1/15/23 EUR	81,000	96
(f)	UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR	350,000	389
(f)	Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP	3,100,000	4,024
(f)	Virgin Media Secured Finance PLC, 5.125%, 1/15/25 144A GBP	700,000	930
(f)	Ziggo Secured Finance BV, 3.750%, 1/15/25 EUR	2,200,000	2,470

	Total		20,294

	Metals & Mining (0.5%)
(b)	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,442

	Total		3,442

	Oil & Gas (0.2%)
	BG Energy Capital PLC, 6.500%, 11/30/72	700,000	730
	Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	324

	Total		1,054

	Pharmaceuticals (1.1%)
	Amgen, Inc., 4.663%, 6/15/51 144A	1,041,000	1,113
	Endo Finance LLC, 5.750%, 1/15/22 144A	2,900,000	2,675
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	394
	Mallinckrodt International Finance SA / Mallinckrodt CD LLC, 5.625%, 10/15/23 144A	3,200,000	3,064
	Pfizer, Inc., 5.800%, 8/12/23	200,000	246

	Total		7,492

	Pipelines (4.3%)
	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24 144A	2,100,000	2,268
	Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	98

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Energy Transfer Partners LP, 4.150%, 10/1/20	400,000	418
	Energy Transfer Partners LP, 4.650%, 6/1/21	300,000	319
	Hiland Partners LP / Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	100,000	104
(b)	Kinder Morgan Energy Partners LP, 6.550%, 9/15/40	2,382,000	2,562
	Kinder Morgan, Inc., 7.750%, 1/15/32	1,016,000	1,228
	Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,781
	MPLX LP, 4.875%, 12/1/24	150,000	155
	MPLX LP, 4.875%, 6/1/25	700,000	723
	National Fuel Gas Co., 5.200%, 7/15/25	300,000	324
	ONEOK Partners LP, 2.000%, 10/1/17	400,000	400
	Regency Energy Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	300,000	302
	Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	1,100,000	1,161
	Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	326
	Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	800,000	882
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,055
	Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,421
	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,162
	Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	107
(b)	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,900,000	5,268
	Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	753
	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 144A	200,000	217
(d),*	Selectica, 8.750%, 11/15/19	500,000	–
	The Williams Cos., Inc., 5.750%, 6/24/44	200,000	206
	The Williams Cos., Inc., 7.500%, 1/15/31	200,000	228
(b)	Williams Partners LP, 3.600%, 3/15/22	2,500,000	2,544

	Total		29,012

	Real Estate Investment Trusts (0.4%)
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,170
	OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	102
	OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	105
	SL Green Realty Corp., 5.000%, 8/15/18	1,100,000	1,149
	VEREIT Operating Partnership LP, 4.125%, 6/1/21	100,000	103
	Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	329

	Total		2,958

	Services (0.6%)
	Experian Finance PLC, 2.375%, 6/15/17 144A	900,000	904
(k)	QVC, Inc., 4.375%, 3/15/23	2,000,000	2,005
	QVC, Inc., 4.850%, 4/1/24	100,000	102
	QVC, Inc., 5.450%, 8/15/34	800,000	741
	QVC, Inc., 5.950%, 3/15/43	600,000	568

	Total		4,320

	Technology (0.7%)
	Alliance Data Systems Corp., 5.250%, 12/1/17 144A	600,000	612

Multi-Sector Bond Portfolio

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	CommScope, Inc., 4.375%, 6/15/20 144A	100,000	103
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/23 144A	1,400,000	1,500
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.100%, 7/15/36 144A	300,000	353
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 7/15/46 144A	200,000	239
	Fidelity National Information Services, Inc., 4.500%, 10/15/22	800,000	882
	Fidelity National Information Services, Inc., 5.000%, 10/15/25	700,000	798
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	215
	NXP BV / NXP Funding LLC, 4.625%, 6/1/23 144A	200,000	219

	Total		4,921

	Telecommunications (6.9%)
(f)	Altice Luxembourg SA, 6.250%, 2/15/25 EUR	400,000	451
(f)	Altice Luxembourg SA, 7.250%, 5/15/22 EUR	3,200,000	3,789
(b)	American Tower Corp., 7.250%, 5/15/19	1,500,000	1,683
	AT&T, Inc., 3.400%, 5/15/25	1,000,000	1,028
	Deutsche Telekom International Finance BV, 8.750%, 6/15/30	700,000	1,088
	Digicel Group, Ltd., 8.250%, 9/30/20 144A	600,000	521
(f)	Koninklijke KPN NV, 5.750%, 9/17/29 GBP	750,000	1,297
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	208
	Numericable-SFR SA, 6.000%, 5/15/22 144A	900,000	918
	Numericable-SFR SA, 6.250%, 5/15/24 144A	2,400,000	2,384
	Numericable-SRF SA, 7.375%, 5/1/26 144A	5,100,000	5,213
	Qwest Corp., 7.250%, 9/15/25	500,000	547
	Sprint Communications, Inc., 7.000%, 8/15/20	700,000	704
	Sprint Communications, Inc., 8.375%, 8/15/17	100,000	104
(k)	Sprint Corp., 7.125%, 6/15/24	2,300,000	2,243
(b)	Sprint Corp., 7.875%, 9/15/23	5,100,000	5,132
(f)	TDC A/S, 5.625%, 2/23/23 GBP	100,000	145
(b)	Telecom Italia Capital SA, 7.721%, 6/4/38	1,800,000	1,971
	Telecom Italia SPA, 5.303%, 5/30/24 144A	2,500,000	2,556
	T-Mobile USA, Inc., 6.000%, 3/1/23	400,000	427
(b)	T-Mobile USA, Inc., 6.250%, 4/1/21	2,700,000	2,833
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	620
	Verizon Communications, Inc., 4.522%, 9/15/48	100,000	106
(k)	Verizon Communications, Inc., 4.672%, 3/15/55	2,150,000	2,262
(b)	Verizon Communications, Inc., 6.550%, 9/15/43	2,291,000	3,098
(f)	Wind Acquisition Finance SA, 4.000%, 7/15/20 EUR	1,400,000	1,590
(f)	Wind Acquisition Finance SA, 7.000%, 4/23/21 EUR	2,400,000	2,814
	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,045

	Total		46,777

	Transportation (0.7%)
	American Airlines Pass Through Trust, 3.700%, 10/1/26	548,035	573
	American Airlines Pass Through Trust, 5.250%, 1/31/21	118,592	128
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	526
	Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	828

	Corporate Bonds (52.4%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Continental Airlines Pass Through Trust, 4.750%, 1/12/21	69,290	74
	Continental Airlines Pass Through Trust, 7.250%, 11/10/19	207,713	237
	Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	668
	United Airlines Pass Through Trust, 4.300%, 8/15/25	90,216	98
	US Airways Pass-Through Trust, 5.900%, 10/1/24	1,199,167	1,379
	Virgin Australia Trust, 5.000%, 10/23/23 144A	63,758	66

	Total		4,577

	Utilities (0.3%)
(b)	Nakilat, Inc., 6.067%, 12/31/33	1,400,000	1,683

	Total		1,683

	Total Corporate Bonds
	(Cost: $351,056)		355,721

	Governments (17.3%)

	Foreign Agencies (4.5%)
(k)	Banco do Brasil SA, 3.875%, 10/10/22	3,094,000	2,908
	Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,000,000	1,147
	Export-Import Bank of India, 3.375%, 8/5/26 144A	600,000	608
(b)	Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	3,000,000	3,236
	Nakilat, Inc., 6.267%, 12/31/33 144A	603,736	729
	Pertamina Persero PT, 4.300%, 5/20/23 144A	600,000	629
	Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	53,792	53
	Petrobras Global Finance BV, 3.000%, 1/15/19	187,000	183
(b)	Petrobras Global Finance BV, 5.375%, 1/27/21	5,100,000	5,044
(b)	Petrobras Global Finance BV, 8.375%, 5/23/21	4,200,000	4,589
(k)	Petroleos de Venezuela SA, 5.375%, 4/12/27	6,500,000	2,714
(k)	Petroleos de Venezuela SA, 5.500%, 4/12/37	5,200,000	2,158
(f)	Petroleos Mexicanos, 2.750%, 4/21/27 EUR	700,000	696
(f)	Petroleos Mexicanos, 5.125%, 3/15/23 EUR	1,000,000	1,256
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	3,500,000	4,095

	Total		30,045

	Foreign Governments (2.7%)
(f)	Autonomous Community of Catalonia, 4.750%, 6/4/18 EUR	1,650,000	1,916
(f)	Autonomous Community of Catalonia, 4.900%, 9/15/21 EUR	300,000	346
(f)	Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR	200,000	239
(f)	Heta Asset Resolution AG, 2.750%, 12/31/23 CHF	465,000	429
(f)	Heta Asset Resolution AG, 4.250%, 12/31/23 EUR	1,600,000	1,582
(f)	Heta Asset Resolution AG, 4.375%, 12/31/23 EUR	4,850,000	4,774
(f)	Indonesia Government International Bond, 3.375%, 7/30/25 144A EUR	3,300,000	4,010
(f)	Indonesia Government International Bond, 3.750%, 6/14/28 144A EUR	1,900,000	2,335
(f)	Mexico Government International Bond, 4.000%, 3/15/2115 EUR	700,000	744
(f)	Romanian Government International Bond, 2.875%, 10/28/24 EUR	900,000	1,117

Multi-Sector Bond Portfolio

	Governments (17.3%)	Shares/ $ Par	Value $ (000’s)

	Foreign Governments continued
(f)	Romanian Government International Bond, 3.625%, 4/24/24 EUR	700,000	910

	Total		18,402

	Foreign Municipal Bonds (0.5%)
(f)	Province of Ontario, 2.400%, 6/2/26 CAD	1,900,000	1,521
(f)	Province of Quebec, 2.750%, 9/1/25 CAD	2,400,000	1,975

	Total		3,496

	Oil & Gas (1.2%)
(b)	Petroleos Mexicanos, 5.625%, 1/23/46	5,000,000	4,362
(b)	Petroleos Mexicanos, 6.500%, 6/2/41	2,000,000	1,945
(b)	Petroleos Mexicanos, 6.625%, 6/15/38	1,800,000	1,782

	Total		8,089

	Yankee Sovereign (8.4%)
	Argentine Republic Government International Bond, 6.250%, 4/22/19 144A	900,000	954
	Argentine Republic Government International Bond, 6.875%, 4/22/21 144A	900,000	980
	Argentine Republic Government International Bond, 7.500%, 4/22/26 144A	2,100,000	2,369
	Argentine Republic Government International Bond, 7.625%, 4/22/46 144A	500,000	564
(b)	Columbia Government International Bond, 5.000%, 6/15/45	6,000,000	6,495
	Costa Rica Government International Bond, 7.000%, 4/4/44	700,000	747
	Costa Rica Government International Bond, 7.158%, 3/12/45	500,000	539
	Dominican Republic International Bond, 6.850%, 1/27/45	900,000	1,008
	Dominican Republic International Bond, 6.875%, 1/29/26 144A	500,000	579
	Dominican Republic International Bond, 7.450%, 4/30/44	400,000	475
	Ecuador Government International Bond, 10.750%, 3/28/22 144A	1,300,000	1,326
	El Salvador Government International Bond, 7.625%, 2/1/41	900,000	934
	El Salvador Government International Bond, 7.650%, 6/15/35	300,000	314
	Ghana Government International Bond, 9.250%, 9/15/22 144A	200,000	205
(b)	Indonesia Government International Bond, 5.125%, 1/15/45	1,450,000	1,653
(b)	Indonesia Government International Bond, 6.750%, 1/15/44	2,900,000	3,963
(b)	Kazakhstan Government International Bond, 5.125%, 7/21/25	5,200,000	5,860
	Kazakhstan Government International Bond, 6.500%, 7/21/45	1,100,000	1,371
(b)	Mexico Government International Bond, 4.600%, 1/23/46	5,800,000	5,880
(b)	Mexico Government International Bond, 4.750%, 3/8/44	1,800,000	1,865
(k)	Panama Government International Bond, 6.700%, 1/26/36	1,900,000	2,593

	Governments (17.3%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Panama Government International Bond, 8.125%, 4/28/34	100,000	146
(k)	Russian Federation, 5.625%, 4/4/42	2,000,000	2,310
	South Africa Government International Bond, 5.875%, 9/16/25	500,000	566
	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 144A	400,000	412
(b)	Turkey Government International Bond, 5.125%, 3/25/22	6,000,000	6,240
(k)	Turkey Government International Bond, 5.750%, 3/22/24	2,400,000	2,585
(k)	Uruguay Government International Bond, 5.100%, 6/18/50	2,100,000	2,179
	Venezuela Government International Bond, 7.650%, 4/21/25	800,000	384
	Venezuela Government International Bond, 7.750%, 10/13/19	420,000	258
	Venezuela Government International Bond, 8.250%, 10/13/24	200,000	98
	Venezuela Government International Bond, 9.250%, 5/7/28	1,100,000	565
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	725

	Total		57,142

	Total Governments
	(Cost: $117,650)		117,174

	Municipal Bonds (2.0%)

	Municipal Bonds (2.0%)
	Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	147
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	154
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	295
	City of Chicago IL, 7.750%, 1/1/42 GO	1,300,000	1,398
	City of Riverside CA Electric Revenue, Series 2010-A, 7.605%, 10/1/40 RB	200,000	300
	Illinois State, 6.630%, 2/1/35 GO	245,000	264
	Illinois State, 6.725%, 4/1/35 GO	95,000	104
	Illinois State, 7.350%, 7/1/35 GO	200,000	225
	Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	416
	Irvine Ranch Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	143
	Los Angeles County Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	312
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2010-B, 6.568%, 7/1/37 RB	100,000	137
	Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	686
	Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	269
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	396

Multi-Sector Bond Portfolio

	Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	New York State Urban Development Corp., Series 2009-E, 5.770%, 3/15/39 RB	100,000	128
	Orange County Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	292
	Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	250
	Port Authority of New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,450
	Regents of the University of California Medical Center Pooled Revenue, Series 2010-H, 6.548%, 5/15/48 RB	100,000	144
	San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	115
	San Diego Redevelopment Agency Successor Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000.0	117
	State of California, Series 2010, 7.950%, 3/1/36 GO	900,000	1,076
	Tobacco Settlement Finance Authority, Series 2007-A, 7.467%, 6/1/47 RB	1,140,000	1,093
	Tobacco Settlement Financing Corp., Series 2007-A, 6.706%, 6/1/46 RB	3,340,000	2,869
	Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.550%, 11/15/40 RB, GO OF AUTH	800,000	1,033

	Total Municipal
	Bonds (Cost: $11,112)		13,813

	Structured Products (8.1%)

	Structured Products (8.1%)
(b)	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C, 0.675%, 7/25/36	8,677,138	3,310
	ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 1.320%, 1/25/35	73,439	68
	ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.425%, 12/25/34	94,900	87
	ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 1.500%, 7/25/35	100,000	86
	Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.525%, 3/25/35	241,667	224
	Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	190,896	202
	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.745%, 9/25/45	5,836	6
	Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.395%, 7/25/34	45,880	42
	Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 1.425%, 6/25/35	200,000	174
	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.753%, 8/15/33	41,736	40
	Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.723%, 6/10/49	58,057	59

Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.938%, 2/10/51	65,791	67
Banc of America Funding Trust, Series 2007-D, Class 1A4, 0.762%, 6/20/47	107,660	103
Banc of America Funding Trust, Series 2007-6, Class A1, 0.815%, 7/25/37	118,034	100
Banc of America Funding Trust, Series 2005-H, Class 5A1, 2.939%, 11/20/35	223,752	198
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.232%, 7/26/36 144A	64,518	52
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 3.278%, 7/25/34	18,677	18
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.465%, 11/25/36	280,255	232
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.635%, 4/25/31	16,012	16
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.725%, 12/25/36	67,074	64
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.725%, 4/25/37	308,626	317
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.954%, 11/25/35	75,261	73
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.775%, 8/25/37	309,112	286
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 1.015%, 7/25/35	45,626	45
Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 4/15/25 144A	1,371,328	1,394
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	8,746	9
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 0.735%, 12/25/36	100,000	75
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.296%, 9/25/37	30,028	27
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.374%, 9/25/37	115,865	99
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 1.245%, 9/25/35	300,000	287
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.665%, 4/25/47	63,539	54
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.685%, 12/25/46	25,870	22
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.722%, 9/20/46	39,323	29
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.727%, 12/20/46	55,047	40
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.742%, 7/20/46	18,778	9
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.862%, 11/20/35	11,436	10
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.987%, 1/25/36	34,980	32
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 2.960%, 5/25/36	28,159	22

Multi-Sector Bond Portfolio

	Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.243%, 7/25/46	4,223	4
	Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.500%, 9/25/18	2,739	3
	Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	411,334	351
	Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35	38,058	38
	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	379,588	280
	Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	26,390	27
	Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, 0.665%, 6/25/37	788,910	651
	Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.665%, 7/25/37	66,349	55
	Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.695%, 5/25/37	255,551	237
	Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A, 0.725%, 6/25/47	1,411,007	1,096
	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.815%, 7/25/36	100,000	91
	Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.815%, 8/25/36	179,580	167
	Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.875%, 3/25/36	98,682	80
	Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1, 1.075%, 5/25/47 144A	3,530,359	2,365
(b)	Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 1.365%, 10/25/47	3,705,870	3,196
(e)	Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.872%, 7/25/36	100,000	82
	Countrywide Asset-Backed Certificates Trust, Series 2006-7, Class 2A3, 0.675%, 4/25/46	62,077	61
	Countrywide Asset-Backed Certificates Trust, Series 2005-14, Class 3A3, 0.875%, 4/25/36	23,099	23
	Countrywide Asset-Backed Certificates Trust, Series 2005-4, Class AF6, 4.740%, 10/25/35	26,368	27
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.467%, 4/25/46	56,343	31
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 2.821%, 10/25/35	31,152	25
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.955%, 12/20/35	17,907	14
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	258,631	222
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36	36,380	31
	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.134%, 9/15/39	129,766	133

	Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Dryden XXII Senior Loan Fund, Series 2011-22A, Class A1R, 1.850%, 1/15/22 144A	424,936	424
(f)	EMF-NL BV, 0.505%, 4/17/41 EUR	234,144	232
(f)	Enterprise Inns PLC, 6.875%, 5/9/25 GBP	1,000,000	1,302
(f)	Eurosail-NL BV, 1.205%, 10/17/40 EUR	157,525	177
	Federal National Mortgage Association, Series 2003-W6, Class F, 0.875%, 9/25/42	34,384	34
	First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.665%, 9/25/36	129,819	122
	First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.675%, 7/25/36	26,370	26
	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 0.785%, 11/25/36	636,269	630
	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	10,997	11
	First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	523,319	424
	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	88,510	89
	GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.755%, 3/25/36	6,562	6
	GSAMP Trust, Series 2007-NC1, Class A2A, 0.575%, 12/25/46	20,003	12
	GSAMP Trust, Series 2007-FM2, Class A2B, 0.615%, 1/25/37	236,303	147
	GSAMP Trust, Series 2004-WF, Class M2, 2.175%, 10/25/34	93,926	88
	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.952%, 1/25/36	5,059	5
	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.993%, 3/25/47	24,809	20
	GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 3.007%, 9/25/35	19,024	19
	GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	214,337	173
	HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.771%, 6/19/35	42,816	38
	HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.841%, 11/19/35	20,559	17
	Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.865%, 4/25/37	500,000	299
	HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.775%, 3/25/35	15,078	13
	HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.915%, 11/25/35	300,000	224
	Impac Secured Assets Trust, Series 2007-1, Class A2, 0.685%, 3/25/37	201,473	169
	IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.765%, 7/25/35	3,843	3
	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.825%, 7/25/35	22,045	19
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 3.036%, 10/25/34	46,452	45
	IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 1.305%, 6/25/35	10,284	10

Multi-Sector Bond Portfolio

	Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.944%, 7/25/35	27,880	28
	JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.970%, 10/25/35	21,921	20
	JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 4.628%, 6/25/37	145,109	128
	JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.994%, 3/26/37 144A	76,726	75
	Lehman XS Trust, Series 2005-4, Class 1A3, 1.325%, 10/25/35	34,864	34
	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.695%, 2/25/37	21,621	20
	Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.905%, 8/25/35	66,737	64
	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.975%, 2/25/47	1,210,931	799
	Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 2.774%, 12/25/35	382,771	350
	Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1, Class 1A, 2.966%, 2/25/36	11,433	11
	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.271%, 5/25/36	35,316	32
(f)	Mitchells & Butlers Finance PLC, 0.832%, 12/15/30 GBP	75,785	83
	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 0.665%, 10/25/36	82,563	47
	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 0.775%, 3/25/37	81,144	43
	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 0.845%, 11/25/35	32,533	32
	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.515%, 6/25/35	300,000	278
	Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.425%, 7/25/32	13,974	14
	Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.875%, 2/25/33	51,890	50
	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.795%, 9/25/35	3,605	4
	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.876%, 7/25/35	278,819	238
	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.616%, 8/25/35	30,120	29
	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/28 144A	1,000,000	1,029
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 1.025%, 7/25/35	84,873	84
	People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 1.319%, 8/25/35	299,236	284
(f)	RAC Bond Co. PLC, 4.870%, 5/6/26 GBP	400,000	600
	Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.665%, 1/25/37	43,596	35
	Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.715%, 8/25/36	18,696	15

	Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.715%, 9/25/36	43,449	38
	Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.220%, 3/25/35	344,343	295
	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	369,013	385
	Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.715%, 2/25/36	15,493	15
	Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.874%, 11/25/46 144A	363,770	315
	Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 1.005%, 9/25/35	300,000	285
	Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.675%, 1/25/37	338,276	315
	Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.865%, 4/25/37	1,600,000	1,227
	Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.935%, 1/25/36	200,000	182
(k)	Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/37	4,075,200	2,470
	Rio Oil Finance Trust, 9.250%, 7/6/24	464,051	423
	Rio Oil Finance Trust, 9.250%, 7/6/24 144A	2,227,445	2,033
	Saxon Asset Securities Trust, Series 2006-1, Class M1, 0.990%, 3/25/36	400,000	310
	Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.484%, 1/25/36	154,347	106
	SLM Private Education Loan Trust, Series 2011-B, Class A3, 2.774%, 6/16/42 144A	100,000	104
	SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.450%, 5/16/44 144A	34,778	36
	Soundview Home Loan Trust, Series 2006-3, Class A3, 0.685%, 11/25/36	439,819	419
	Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 0.805%, 5/25/36	200,000	166
(b)	Soundview Home Loan Trust, Series 2006-0PT3, Class M1, 0.835%, 6/25/36	7,465,146	3,354
	Soundview Home Loan Trust, Series 2006-2, Class M2, 0.875%, 3/25/36	400,000	333
	Soundview Home Loan Trust, Series 2005-3, Class M3, 1.350%, 6/25/35	258,316	237
	Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 1.500%, 12/25/35	519,596	469
(f)	Spirit Issuer PLC, 6.582%, 12/28/27 GBP	1,100,000	1,490
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.845%, 10/25/35	118,849	98
	Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.674%, 9/25/36	48,625	42
	Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 1.215%, 6/25/35	83,412	82
	Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 1.290%, 8/25/35	500,000	410

Multi-Sector Bond Portfolio

	Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.705%, 7/25/46	425,591	335
	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 1.765%, 2/25/36	862,661	787
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.665%, 5/25/47	149,056	146
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 0.695%, 12/25/36	650,404	567
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6, 0.735%, 2/25/37	183,757	157
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.895%, 4/25/36 144A	100,000	89
	Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.875%, 2/25/35	52,991	50
	Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.624%, 3/25/34	10,940	11
	Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 1.175%, 12/25/35	33,195	26
(f)	Tesco PLC, 5.000%, 3/24/23 GBP	400,000	567
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP	1,259,163	1,798
(f)	Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP	2,270,951	2,953
	Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.785%, 3/25/36 144A	2,169,301	1,974
(f)	The Unique Pub Finance Co. PLC, 5.659%, 6/30/27 GBP	166,887	226
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP	853,320	1,189
	Voya CLO III, Ltd., Series 2006-3A, Class A1, 0.929%, 12/13/20 144A	12,012	12
	WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A, 0.675%, 1/25/37	236,499	175
	WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.526%, 3/25/36	448,227	414
	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.568%, 2/25/33	2,722	3
	WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 2A1, 2.705%, 8/25/36	22,167	21
	WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.172%, 2/25/37	7,752	7
	WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.000%, 10/25/36	47,729	37
	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 1.207%, 4/25/47	624,261	450

	Structured Products (8.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 3.183%, 7/25/37	121,742	103
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.875%, 3/25/35	43,434	43
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.915%, 7/25/36	348,710	327
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 3.019%, 11/25/37	140,150	124
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.158%, 4/25/36	173,801	163

	Total Structured Products
	(Cost: $56,784)		54,865

	Bank Loan Obligations (2.0%)

	Bank Loan Obligations (2.0%)
	Charter Communications Operating LLC, 3.000%, 7/1/20	2,137,655	2,142
	Charter Communications Operating LLC, 3.000%, 1/3/21	196,447	197
	Charter Communications Operating LLC, 3.500%, 1/24/23	497,500	500
	Chesapeake Energy Corp., 8.500%, 8/23/21	700,000	733
	CommScope, Inc., 3.750%, 12/29/22	198,000	199
	Endo Luxembourg Finance, 3.750%, 9/25/22	1,191,000	1,188
	Fortescue Metals Group, 4.250%, 6/30/19	1,395,899	1,394
	Grifols Worldwide Operations USA, Inc., 3.000%, 2/27/21	682,500	688
	Hilton Worldwide Finance LLC, 3.500%, 10/26/20	129,882	130
	Hilton Worldwide Finance LLC, 2.500%, 10/25/23	1,327,751	1,336
	Intelsat Jackson Holdings SA, 3.750%, 6/30/19	1,900,000	1,806
	Las Vegas Sands LLC, 3.250%, 12/19/20	690,404	694
	Rise, Ltd., 4.750%, 2/15/39	670,833	663
	Valeant Pharmaceuticals International, Inc., 4.750%, 8/5/20	387,921	388
	Valeant Pharmaceuticals International, Inc., 5.000%, 4/1/22	568,790	570
(f)	Ziggo BV, 3.750%, 1/15/22 EUR	1,000,000	998

	Total Bank Loan Obligations
	(Cost: $13,747)		13,626

	Short-Term Investments (0.5%)

	US Government & Agencies (0.5%)
(b)	US Treasury Bill, 0.000%, 3/2/17	2,151,000	2,148
(b)	US Treasury Bill, 0.000%, 3/9/17	1,124,000	1,122

	Total Short-Term Investments
	(Cost: $3,268)		3,270

	Total Investments (82.3%)
	(Cost: $553,617)(a)		558,469

	Other Assets, Less
	Liabilities (17.7%)		120,175

	Net Assets (100.0%)		678,644

Multi-Sector Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $130,319 representing 19.2% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican New Peso

SGD — Singapore Dollar

TWD — Taiwan Dollar

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $553,617 and the net unrealized appreciation of investments based on that cost was $4,852 which is comprised of $23,289 aggregate gross unrealized appreciation and $18,437 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at September 30, 2016, $1,656)	9	12/16	$14
Euro Buxl Future (Long) (Total Notional Value at September 30, 2016, $1,704)	8	12/16	25
Euro Schatz Future (Long) (Total Notional Value at September 30, 2016, $7,404)	59	12/16	6
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at September 30, 2016, $20,329)	138	12/16	88
Long Gilt Future (Long) (Total Notional Value at September 30, 2016, $1,563)	9	12/16	(13)
US Five Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2016, $8,869)	73	12/16	(1)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2016, $75,489)	576	12/16	38
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2016, $37,794)	173	12/16	1
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2016, $9,939)	53	12/16	(193)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	CAD	3,787	2,887	10/16	$1	$-	$1
Sell	UBS AG	CAD	538	410	10/16	6	-	6
Sell	Goldman Sachs International	CHF	337	347	10/16	-	(4)	(4)
Buy	Bank of America NA	CNY	21,140	3,166	10/16	-	(1)	(1)
Buy	Barclays Bank PLC	CNY	22,520	3,373	10/16	14	-	14

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CNY	21,140	3,157	1/17	$12	$-	$12
Buy	UBS AG	CNY	45,226	6,754	1/17	24	-	24
Sell	Bank of America NA	CNY	21,140	3,166	10/16	-	(5)	(5)
Sell	UBS AG	CNY	45,238	6,775	10/16	-	(8)	(8)
Sell	BNP Paribas	CNY	7,949	1,187	1/17	-	(14)	(14)
Sell	HSBC Bank USA NA	CNY	20,831	3,111	1/17	-	(87)	(87)
Sell	JP Morgan Chase Bank NA	CNY	37,586	5,613	1/17	-	(130)	(130)
Buy	Goldman Sachs International	EUR	69,069	77,603	10/16	177	-	177
Buy	UBS AG	EUR	452	508	10/16	4	-	4
Sell	Bank of America NA	EUR	62,953	70,732	10/16	-	(247)	(247)
Sell	Goldman Sachs International	EUR	3,438	3,863	10/16	-	(12)	(12)
Sell	HSBC Bank USA NA	EUR	1,071	1,203	10/16	-	(2)	(2)
Sell	JP Morgan Chase Bank NA	EUR	2,059	2,313	10/16	7	-	7
Sell	Goldman Sachs International	EUR	69,069	77,711	11/16	-	(190)	(190)
Buy	BNP Paribas	GBP	24,920	32,303	10/16	-	(118)	(118)
Buy	Goldman Sachs International	GBP	565	732	10/16	-	(13)	(13)
Sell	Bank of America NA	GBP	24,972	32,370	10/16	669	-	669
Sell	JP Morgan Chase Bank NA	GBP	513	665	10/16	15	-	15
Sell	BNP Paribas	GBP	24,920	32,321	11/16	115	-	115
Buy	JP Morgan Chase Bank NA	INR	228,183	3,402	11/16	29	-	29
Buy	JP Morgan Chase Bank NA	KRW	3,750,823	3,405	11/16	-	(7)	(7)
Sell	UBS AG	KRW	363,770	330	11/16	-	(3)	(3)
Sell	JP Morgan Chase Bank NA	KRW	3,388,562	3,075	1/17	-	(279)	(279)
Buy	BNP Paribas	MXN	59,192	3,045	10/16	-	(221)	(221)
Buy	HSBC Bank USA NA	SGD	4,492	3,295	11/16	-	(48)	(48)
Sell	HSBC Bank USA NA	SGD	422	310	11/16	5	-	5
Sell	Goldman Sachs International	SGD	4,069	2,985	1/17	-	(178)	(178)
Buy	Bank of America NA	TWD	48,670	1,554	11/16	-	(15)	(15)
Buy	HSBC Bank USA NA	TWD	41,579	1,328	11/16	12	-	12
Buy	JP Morgan Chase Bank NA	TWD	56,776	1,813	11/16	-	(17)	(17)
Sell	BNP Paribas	TWD	95,353	3,052	1/17	-	(217)	(217)

						$1,090	$(1,816)	$(726)

(j)	Swap agreements outstanding on September 30, 2016.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Chesapeake Energy Corp., 6.625%, 8/15/20	Goldman Sachs International	5.00%	6/20	7.212%	2,200 USD	$63	$(511)	$(448)
Federal Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/20	1.928%	1,900 USD	(85)	22	(63)
Hellenic Republic, 3.00%, 2/24/24	Goldman Sachs International	1.00%	12/16	11.840%	2,200 USD	(125)	80	(45)
Kingdom of Saudi Arabia	BNP Paribas	1.00%	6/21	1.579%	1,000 USD	(22)	(3)	(25)
Marks & Spencer PLC, 6.125%, 12/2/19	BNP Paribas	1.00%	6/21	1.408%	2,100 EUR	(58)	17	(41)
Marks & Spencer PLC, 6.125%, 12/2/19	JP Morgan Chase Bank NA	1.00%	6/21	1.408%	1,100 EUR	(29)	7	(22)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.276%	1,100 USD	(20)	2	(18)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	6/21	2.418%	2,100 USD	(178)	47	(131)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	12/21	2.590%	1,300 USD	(105)	6	(99)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	32.570%	300 USD	$(151)	$(2)	$(161)
Republic of Venezuela, 9.25%, 9/15/27	Citigroup Financial Products	5.00%	6/20	32.867%	5,900 USD	(2,439)	(495)	(2,934)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	32.867%	100 USD	(43)	(7)	(50)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	6/20	1.618%	1,400 USD	(97)	66	(31)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/20	1.618%	700 USD	(49)	33	(16)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	1.706%	400 USD	(34)	23	(11)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	1.706%	900 USD	(69)	45	(24)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	6/21	1.996%	4,200 USD	(282)	97	(185)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	1.706%	1,500 USD	(129)	89	(40)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	1.782%	800 USD	(77)	52	(25)
Santander International Debt SAU, 4.00%, 3/27/17	JP Morgan Chase Bank NA	1.00%	6/21	1.293%	1,200 EUR	(31)	14	(17)
Sprint Communications, Inc., 8.375%, 8/15/17	Citibank NA	5.00%	12/19	4.298%	300 USD	10	(3)	7
Telefonica Emisiones Sau, 2.736%, 5/29/19	Goldman Sachs International	1.00%	6/21	1.000%	400 EUR	(1)	1	–
Telefonica Emisiones SAU, 2.736%, 5/29/19	Barclays Bank PLC	1.00%	6/21	1.000%	4,100 EUR	(71)	73	2
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	1.875%	1,500 USD	(61)	(14)	(75)
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	1.875%	3,800 USD	(160)	(30)	(190)
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank NA	1.00%	12/20	0.939%	2,200 EUR	(152)	159	7
Volkswagen International Finance NV, 5.375%, 5/22/18	Morgan Stanley Capital Services	1.00%	12/20	0.939%	900 EUR	(82)	85	3
Volkswagen International Finance NV, 5.375%, 5/22/18	BNP Paribas	1.00%	6/21	1.060%	200 EUR	-	- (m)	- (m)

						$(4,485)	$(147)	$(4,632)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	$69
6-Month GBP-LIBOR	1.75%	3/47	700	GBP	(22)

					$47

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Recieve Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	0.65%	12/18	7,600	USD	$(90)
6-Month GBP-LIBOR	0.50%	3/27	2,200	GBP	(36)
6-Month GBP-LIBOR	0.50%	3/22	4,700	GBP	(24)

					$(150)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
iTraxx Europe	5.00%	12/21	3.298%	14,300	EUR	$24

						24

(k)	Cash or securities with an aggregate value of $60,571 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2016.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$12,963	$663
Governments	-	117,174	-
Municipal Bonds	-	13,813	-
Corporate Bonds	-	355,721	-	(m)
Structured Products	-	54,865	-
Short-Term Investments	-	3,270	-
Other Financial Instruments^
Futures	172	-	-
Forward Currency Contracts	-	1,090	-
Interest Rate Swaps	-	69	-
Credit Default Swaps	-	942	-
Total Assets:	$172	$559,907	$663

Multi-Sector Bond Portfolio

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Liabilities:
Other Financial Instruments^
Futures	$(207)	$-	$-
Forward Currency Contracts	-	(1,816)	-
Interest Rate Swaps	-	(172)	-
Credit Default Swaps	-	(1,065)	-
Total Liabilities:	$(207)	$(3,053)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended September 30, 2016, there were transfers from Level 3 to Level 2 in the amount of $3,184 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

Balanced Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Investment Companies (95.1%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (38.8%)
	iShares Russell 2000 ETF	27,000	3,354
	iShares Russell Mid-Cap ETF	12,900	2,249
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	50,755,240	75,270
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	46,479,371	74,692
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	33,697,064	73,460
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	56,296,860	145,640
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	70,336,806	72,095
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	45,544,650	71,186
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	77,092,851	73,547
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	35,655,601	103,722
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	65,046,000	104,529
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	15,243,656	34,786
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	16,549,409	35,167

	Total		869,697

	Fixed Income (46.7%)
	iShares iBoxx $ High Yield Corporate Bond ETF	62,000	5,410
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	216,242,856	157,641
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	684,785,013	884,742

	Total		1,047,793

	Foreign Equity (9.6%)
	iShares Core MSCI Emerging Markets ETF	120,500	5,496
	iShares MSCI EAFE ETF	5,000	296
	iShares MSCI India ETF	370,000	10,889
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	6,142,515	5,541
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	28,208,308	44,400
(q)	Northwestern Mutual Series Fund, Inc., International Growth Portfolio	29,552,780	38,980
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	128,877,395	109,030

	Total		214,632

	Total Investment Companies
	(Cost: $2,113,362)		2,132,122

	Short-Term Investments (4.2%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (1.6%)
	Apple, Inc., 0.510%, 12/5/16 144A	10,000,000	9,992
	Bank of America NA, 0.970%, 1/4/17 144A	5,000,000	5,002
	Microsoft Corp., 0.400%, 10/12/16 144A	1,000,000	1,000
	Microsoft Corp., 0.600%, 1/10/17 14A	9,000,000	8,983
	Pfizer, Inc., 0.440%, 11/2/16 144A	1,000,000	1,000
	Wal-mart Stores, 0.440%, 11/7/16 144A	10,000,000	9,995

	Total		35,972

	US Government & Agencies (2.6%)
	Federal Home Loan Bank Discount Note, 0.000%, 11/9/16	5,000,000	4,999
	Federal Home Loan Bank Discount Note, 0.000%, 10/18/16	5,000,000	5,000
	Federal Home Loan Bank Discount Note, 0.000%, 11/1/16	5,000,000	4,999
	Federal Home Loan Bank Discount Note, 0.000%, 11/30/16	5,000,000	4,998
	Federal Home Loan Bank Discount Note, 0.000%, 12/2/16	5,000,000	4,998
(b)	Federal Home Loan Bank Discount Note, 0.000%, 10/6/16	1,000,000	1,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/5/16	5,000,000	5,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/13/16	5,000,000	5,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/21/16	5,000,000	4,999
	Federal Home Loan Bank Discount Note, 0.000%, 11/14/16	5,000,000	4,999
	Federal Home Loan Bank Discount Note, 0.000%, 10/7/16	5,000,000	5,000
	Federal Home Loan Bank Discount Note, 0.000%, 10/11/16	5,000,000	5,000
	Federal Home Loan Bank Discount Note, 0.000%, 2/24/17	2,000,000	1,997

	Total		57,989

	Total Short-Term Investments
	(Cost: $93,952)		93,961

	Total Investments (99.3%)
	(Cost: $2,207,314)(a)		2,226,083

	Other Assets, Less
	Liabilities (0.7%)		16,586

	Net Assets (100.0%)		2,242,669

Balanced Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $35,972 representing 1.6% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $2,207,314 and the net unrealized appreciation of investments based on that cost was $18,769 which is comprised of $52,534 aggregate gross unrealized appreciation and $33,765 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2016, $4,537)	42	12/16	$-	(m)

(m)	Amount is less than one thousand

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,132,122		$-	$-
Short-Term Investments	-		93,961	-
Total Assets:	$2,132,122		$93,961	$-
Liabilities:
Other Financial Instruments^
Futures	-	(m)	-	-
Total Liabilities:	$-	(m)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Investment Companies (96.2%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (49.7%)
	iShares Russell 2000 ETF	4,000	497
	iShares Russell Mid-Cap ETF	2,900	505
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,005,946	10,390
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	6,468,568	10,395
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4,598,057	10,024
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	7,705,398	19,934
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,901,646	11,174
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	7,059,126	11,033
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	10,894,697	10,394
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	4,827,317	14,043
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	8,775,801	14,103
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,828,503	6,455
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	3,066,565	6,516

	Total		125,463

	Fixed Income (31.9%)
	iShares iBoxx $ High Yield Corporate Bond Fund ETF	11,900	1,038
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	32,182,854	23,461
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	43,380,444	56,048

	Total		80,547

	Foreign Equity (14.6%)
	iShares MSCI EAFE ETF	33,490	1,980
	iShares MSCI Emerging Markets ETF	18,525	694
	iShares MSCI India ETF	41,000	1,207
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	2,757,354	2,487
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4,815,906	7,580
(q)	Northwestern Mutual Series Fund, Inc., International Growth Portfolio	4,597,629	6,064
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	19,969,235	16,894

	Total		36,906

	Total Investment Companies
	(Cost: $241,714)		242,916

	Short-Term Investments (3.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (1.2%)
	Apple, Inc., 0.510%, 12/5/16 144A	1,000,000	999
	Bank Of America NA, 0.970%, 1/4/17 144A	1,000,000	1,000
	Wal-mart Stores, 0.440%, 11/7/16 144A	1,000,000	1,000

	Total		2,999

	US Government & Agencies (1.9%)
(b)	Federal Home Loan Bank Discount Note, 0.000%, 11/9/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/18/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/5/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/13/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/21/16	300,000	300
	Federal Home Loan Bank Discount Note, 0.000%, 11/14/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/7/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 10/11/16	500,000	500
	Federal Home Loan Bank Discount Note, 0.000%, 2/24/17	1,000,000	998

	Total		4,798

	Total Short-Term Investments
	(Cost: $7,796)		7,797

	Total Investments (99.3%)
	(Cost: $249,510)(a)		250,713

	Other Assets, Less
	Liabilities (0.7%)		1,790

	Net Assets (100.0%)		252,503

Asset Allocation Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the value of these securities (in thousands) was $2,999 representing 1.2% of the net assets.

(a)	At September 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $249,510 and the net unrealized appreciation of investments based on that cost was $1,203 which is comprised of $5,928 aggregate gross unrealized appreciation and $4,725 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2016, $756)	7	12/16	$-	(m)

(m)	Amount less than one thousand.

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2016.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$242,916		$-	$-
Short-Term Investments	-		7,797	-
Total Assets:	$242,916		$7,797	$-
Liabilities:
Other Financial Instruments^
Futures	-	(m)	-	-
Total Liabilities:	$-	(m)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 16, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 16, 2016

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: November 16, 2016